N-2 - USD ($)		Jan. 10, 2025	Dec. 06, 2024
Cover [Abstract]
Entity Central Index Key		0002012980
Amendment Flag		false
Entity Inv Company Type		N-2
Investment Company Act File Number		811-23940
Document Type		N-2
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		6
Entity Registrant Name		GEMCORP COMMODITIES ALTERNATIVE PRODUCTS FUND
Entity Address, Address Line One		12 East 49th Street
Entity Address, Address Line Two		18th Floor
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10017
City Area Code		1
Local Phone Number		646-979-8494
Approximate Date of Commencement of Proposed Sale to Public		Dec. 31, 2024
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		false
Primary Shelf [Flag]		false
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		true
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

	Class I	Class U
SHAREHOLDER TRANSACTION FEES
Maximum sales load imposed on purchases(1)	None	None
Early Withdrawal Charge on Shares Repurchased Within 365 Days of Purchase (as a percentage of proceeds)	2.00%	2.00%
Maximum contingent deferred sales charge	None	None
(1)
Class I Shares and Class U Shares are not subject to a sales load. While Class U Shares do not impose a front-end
sales charge, if you purchase Class U Shares through certain financial firms, such firms may directly charge you transaction or other fees in such amount as they may determine. Please consult your financial firm for additional information. Please see the section entitled “Plan of Distribution.”

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

ANNUAL FUND EXPENSES (as a percentage of average net assets attributable to Shares)
Management Fee	1.50%	1.50%
Incentive Fee(2)	0.00%	0.00%
Interest payments on borrowed funds and securities sold short (3)	0.00%	0.00%
Other expenses(4)
Distribution fee(5)	None	0.75%
Shareholder Servicing fee	None	None
All non-distribution and/or shareholder servicing other expenses	1.35%	1.35%
Total annual fund expenses	2.85%	3.60%
Fee Waiver/Reimbursements(6)	(1.50)%	(1.50)%
Net Annual Fund Operating Expenses After Fee Waiver/Reimbursements	1.35%	2.10%
(2)
The Incentive Fee is calculated based on an “Incentive Fee Rate” of 15%, multiplied by the amount by which the “Adjusted NAV” of each Class of the Fund exceeds its “Prior High NAV”, if the Adjusted NAV of such Class exceeds its “Hurdle NAV”. The Incentive is determined by reference to the net realized or unrealized appreciation and depreciation attributable to the Fund during the relevant period, among other variables, and, accordingly, an estimate cannot be provided at this time.

(3)
Interest expenses represent estimated interest related costs the Fund currently expects to incur in connection with the use of its credit facility. Please see the section entitled “Summary of Terms — Leverage.” The amount shown in the table above is based on the assumption that the Fund borrows money for investment purposes at an average rate of 0.00% of Net Assets.

(4)
Other expenses include reasonably estimated costs the Fund can expect to incur related to accounting, custody, transfer agency, legal, valuation agent, pricing vendor and auditing fees of the Fund, organizational and offering costs applicable to each class, as well as the reimbursement of the compensation of administrative personnel and fees payable to the Independent Trustees. Please see the section entitled “Fund Expenses — Organizational Costs” for more information.

(5)
The Fund may charge a distribution and/or shareholder servicing fee totaling up to 0.75% per year on Class U Shares. With respect to Class U Shares, the entire fee is characterized as a “distribution fee.”

The Fund may use these fees, in respect of the relevant class, to compensate Financial Intermediaries or financial institutions for distribution-related expenses, if applicable, and providing ongoing services in respect of clients with whom they have distributed Class U Shares of the Fund. Such services may also include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up
withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Adviser may reasonably request.
(6)
Pursuant to the Expense Limitation and Reimbursement Agreement, the Adviser has agreed contractually until December 31, 2025 to waive its Management Fee and/or reimburse the Fund’s initial organizational and offering costs, as well as certain operating expenses to the extent that the Fund’s monthly total annualized operating expenses in respect of each class exceed 3.5% of the Fund’s month-end net asset value of such class. Under the Expense Limitation and Reimbursement Agreement, the Fund is obligated to repay the Adviser in the amount of any such waivers and/or reimbursements, subject to certain limitations (as described below under “Fund Expenses—Expense Limitation and Reimbursement Agreement”). The amount presented in the table estimates the amounts the Fund currently expects to pay during the period beginning on the date of this prospectus and ending on December 31, 2025 to reimburse the Adviser for waivers and/or reimbursements. In consideration of the Adviser’s agreement to waive its Management Fee and/or reimburse the Fund’s operating expenses, the Fund has agreed to reimburse or pay the Adviser in the amount of any waived Management Fees and Fund expenses reimbursed in respect of each of Class I Shares and Class U Shares, subject to the limitation that a reimbursement (an “Adviser Recoupment”) will be made only if and to the extent that: (i) it is payable not more than three years from the date on which the applicable waiver or expense payment was made by the Adviser; and (ii) the Adviser Recoupment does not cause the Fund’s total annual operating expenses (on an annualized basis and net of any reimbursements received by the Fund during such fiscal year) during the applicable period to exceed the Expense Cap of such class. For any month in which the Fund’s aggregate monthly Other Operating Expenses (as that term is defined in the Expense Limitation and Reimbursement Agreement) exceed the Expense Cap, the Adviser shall make a Required Expense Payment (as that term is defined in the Expense Limitation and Reimbursement Agreement) to the extent necessary to eliminate such excess. The Adviser may also directly pay expenses on behalf of the Fund and waive reimbursement under the Expense Limitation and Reimbursement Agreement. See “Fund Expenses- Expense Limitation and Reimbursement Agreement” for additional information. The Expense Limitation and Reimbursement Agreement will remain in effect throughout the Limitation Period (including any extensions thereof), unless terminated by the Fund’s Board of Trustees upon thirty (30) days written notice to the Adviser. The Expense Limitation and Reimbursement Agreement may be renewed by the mutual agreement of the Adviser and the Fund for successive terms of one year. Unless so renewed, the Expense Limitation and Reimbursement Agreement will terminate automatically at the end of the Limitation Period. The Expense Limitation and Reimbursement Agreement will also terminate automatically upon the termination of the Advisory Agreement, unless a new investment advisory agreement with the Adviser (or with an affiliate under common control with the Adviser) becomes effective upon such termination. See “Fund Expenses.”

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Example:
The following example demonstrates the projected dollar amount of total expenses that would be incurred over various periods with respect to a hypothetical investment in Shares. In calculating the following expense amounts, the Fund has assumed its direct and indirect annual operating expenses would remain at the percentage levels set forth in the table above.
An investor would pay the following expenses on a USD $1,000 investment, assuming a 5.0% annual return:

Share Class	1 Year	3 Years	5 Years	10 Years
Class I	$14.18	$78.59	$149.60	$360.64
Class U	$22.05	$103.41	$193.12	$459.69
The example and the expenses in the tables above should not be considered a representation of the Fund’s future expenses, and actual expenses may be greater or less than those shown.
While the example assumes a 5.0% annual return, as required by the SEC, the Fund’s performance will vary and may result in a return greater or less than 5.0%. For a more complete description of the various fees and expenses borne directly and indirectly by the Fund, please see the sections entitled “Fund Expenses” and “Management and Incentive Fees.”

Purpose of Fee Table , Note [Text Block]	The following table illustrates the aggregate fees and expenses that the Fund expects to incur and that Shareholders can expect
		to bear directly or indirectly. Some of the percentages indicated in the table below are estimates and may vary.
Basis of Transaction Fees, Note [Text Block]		as a percentage of proceeds
Other Expenses, Note [Text Block]
(4)
Other expenses include reasonably estimated costs the Fund can expect to incur related to accounting, custody, transfer agency, legal, valuation agent, pricing vendor and auditing fees of the Fund, organizational and offering costs applicable to each class, as well as the reimbursement of the compensation of administrative personnel and fees payable to the Independent Trustees. Please see the section entitled “Fund Expenses — Organizational Costs” for more information.

(5)
The Fund may charge a distribution and/or shareholder servicing fee totaling up to 0.75% per year on Class U Shares. With respect to Class U Shares, the entire fee is characterized as a “distribution fee.”

The Fund may use these fees, in respect of the relevant class, to compensate Financial Intermediaries or financial institutions for distribution-related expenses, if applicable, and providing ongoing services in respect of clients with whom they have distributed Class U Shares of the Fund. Such services may also include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up
withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Adviser may reasonably request.
(6)
Pursuant to the Expense Limitation and Reimbursement Agreement, the Adviser has agreed contractually until December 31, 2025 to waive its Management Fee and/or reimburse the Fund’s initial organizational and offering costs, as well as certain operating expenses to the extent that the Fund’s monthly total annualized operating expenses in respect of each class exceed 3.5% of the Fund’s month-end net asset value of such class. Under the Expense Limitation and Reimbursement Agreement, the Fund is obligated to repay the Adviser in the amount of any such waivers and/or reimbursements, subject to certain limitations (as described below under “Fund Expenses—Expense Limitation and Reimbursement Agreement”). The amount presented in the table estimates the amounts the Fund currently expects to pay during the period beginning on the date of this prospectus and ending on December 31, 2025 to reimburse the Adviser for waivers and/or reimbursements. In consideration of the Adviser’s agreement to waive its Management Fee and/or reimburse the Fund’s operating expenses, the Fund has agreed to reimburse or pay the Adviser in the amount of any waived Management Fees and Fund expenses reimbursed in respect of each of Class I Shares and Class U Shares, subject to the limitation that a reimbursement (an “Adviser Recoupment”) will be made only if and to the extent that: (i) it is payable not more than three years from the date on which the applicable waiver or expense payment was made by the Adviser; and (ii) the Adviser Recoupment does not cause the Fund’s total annual operating expenses (on an annualized basis and net of any reimbursements received by the Fund during such fiscal year) during the applicable period to exceed the Expense Cap of such class. For any month in which the Fund’s aggregate monthly Other Operating Expenses (as that term is defined in the Expense Limitation and Reimbursement Agreement) exceed the Expense Cap, the Adviser shall make a Required Expense Payment (as that term is defined in the Expense Limitation and Reimbursement Agreement) to the extent necessary to eliminate such excess. The Adviser may also directly pay expenses on behalf of the Fund and waive reimbursement under the Expense Limitation and Reimbursement Agreement. See “Fund Expenses- Expense Limitation and Reimbursement Agreement” for additional information. The Expense Limitation and Reimbursement Agreement will remain in effect throughout the Limitation Period (including any extensions thereof), unless terminated by the Fund’s Board of Trustees upon thirty (30) days written notice to the Adviser. The Expense Limitation and Reimbursement Agreement may be renewed by the mutual agreement of the Adviser and the Fund for successive terms of one year. Unless so renewed, the Expense Limitation and Reimbursement Agreement will terminate automatically at the end of the Limitation Period. The Expense Limitation and Reimbursement Agreement will also terminate automatically upon the termination of the Advisory Agreement, unless a new investment advisory agreement with the Adviser (or with an affiliate under common control with the Adviser) becomes effective upon such termination. See “Fund Expenses.”

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective
The Fund’s investment objective is to provide risk-adjusted returns across various types of market cycles (
i.e.
, periods of positive and negative macro trends in the markets), by investing in a globally diversified portfolio of liquid and illiquid instruments, securities, derivatives and supply chain financings that are commodity-related or commodity-linked, as applicable. The Fund may also utilize physical commodities as collateral for loan transactions or part of supply chain financing transactions. The Fund seeks to achieve its investment objective by (1) providing exposure to asset classes that require specialized expertise (commodities); (2) sourcing differentiated investments through proprietary research and an understanding of the commodities markets; (3) focusing on risk management; and (4) allocating capital opportunistically among different investment strategies within the commodities space based on the Adviser’s assessment of opportunities and their relative value.
Investment Opportunities and Strategies
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowing for investment purposes, in commodity-related and commodity-linked instruments, securities, derivatives, supply chain financings and physical gold. The Fund will allocate its investments in credit and equity investments across any number of the following strategies: (a) commodity-linked credit, which broadly includes syndicated loans and bonds, first lien loans, second lien loans, unitranche loans, mezzanine debt and credit derivatives (including swaps) companies for which a primary or material focus is the production, distribution or sale of commodities (“Commodity-Related Companies”) and countries where at least 50% of a given country’s share of allocated merchandise exports results from commodities as defined by the United Nations Conference on Trade and Development or enterprises owned by such countries (“Commodity-Related Sovereigns”); (b) commodity-linked equities, which include common and preferred equity, limited partnership interests in commodity-related vehicles and private investments in public equity (“PIPES”) and equity derivatives made in respect of Commodity-Related Companies and Commodity-Related Sovereigns; (c) supply chain financing (trade finance, physical commodity financings and procurement financings); (d) exposure to physical commodities through long and short derivative positions; and (e) physical gold. There can be no assurance that the Fund will achieve its investment objective. Across these strategies, the Fund will source and execute transactions through different investment strategies including through (i) purchasing debt and equity instruments in the secondary market, (ii) originating (
i.e
., negotiating and structuring) transactions by directly engaging with counter parties and (iii) opportunistically investing in other types of investments, sectors and/or issuers that take advantage of market dislocations across both expansionary and recessionary economic cycles, as well as transient periods of market volatility (“Special Situations”).
The Fund intends to invest in derivatives in an amount not to exceed 20% of the value of the Fund’s total assets. The Fund may invest in both exchange-traded and over-the-counter
derivatives, such as futures, forwards, swaps and options, to either hedge the Fund’s exposure to a certain commodity or invest in a specific commodity. The Fund may also use credit default swaps, primarily for the purpose of investing in commodity-related sovereigns. The Fund may also invest in over-the-counter
equity derivatives to invest in commodity related companies. The Fund may invest in additional strategies in the future. In addition, the Fund may invest its assets in particular sectors of the commodities futures markets, including the soft commodities, metals and mining, and oil and energy sectors.
Opportunities may range across the various investment strategies outlined herein but with a focus on Commodity-Linked Companies and Commodity-Linked Sovereigns with compelling valuations and return profiles relative to their underlying cash flow characteristics and/or collateral value. The Adviser intends to focus on what the Adviser believes are the most attractive investment ideas from a risk-adjusted return standpoint to achieve its investment objective. The Adviser intends to be opportunistic, as such, the Adviser has the flexibility to invest where they see opportunities, based on its extensive commodities expertise and analysis of the relevant markets, in a variety of instruments with varying yield and risk profiles.
Commodity-Related Companies include, but are not limited to, companies in commodities, natural resources, chemicals, renewables (including sustainable energy sources, including solar, wind and hydro energy and companies that have material exposure to such businesses, either as producers or service providers) and energy businesses, and in associated businesses and companies that provide services or have material exposure to such businesses. These companies include, without limitation, companies engaged in the exploration, ownership, production, refinement, processing, transportation, distribution or marketing of commodities, companies that use commodities extensively in their products such as food processing and specialty chemicals companies and companies that provide technology and services to Commodity-Related Companies. This includes companies that are engaged in businesses such as integrated renewable energy companies, oil and gas exploration and production, energy services and technology, chemicals and oil products, energy producing and other consumable fuels, gold and precious metals, metals and minerals, forest products, agricultural chemicals and services, farm land, alternative energy sources, environmental services and agricultural products (including crop growers, owners of plantations, and companies that produce and process foods), as well as related transportation companies, equipment manufacturers, service providers and engineering, procurement and construction (“EPC”) companies. The Fund defines companies that provide technology and services to commodity-related companies as companies that have as a primary aspect of their business of (i) designing of and maintaining technology utilized by commodity related companies and (ii) providing services to commodity related companies, respectively. These could include, for example, companies that create and sell technologies which help farmers with their crops or miners extract their minerals and include temperature and moisture sensors, 3D mapping, aerial images, GPS technology and general automation.
Commodity-Related Sovereigns are any country where at least 50% of a given country’s share of allocated merchandise exports results from commodities as defined by the United Nations Conference on Trade and Development or enterprises owned by such countries.
The Fund normally will invest in a number of different countries. There are no restrictions on investment in terms of geography or market-capitalization. The Fund may invest in both U.S. and
non-U.S.
companies, including companies located in emerging markets, and in securities denominated in both U.S. dollars and foreign currencies. There is no minimum or maximum limit on the amount of the Fund’s assets that may be invested in
non-U.S.
securities. The Adviser will determine, with the Fund’s Board, the Fund’s allocation to any geography, including limits on any given geography or any specific issuer. The Fund’s geographic areas of focus are subject to change from time to time and may be changed without notice to Shareholders.
The Adviser will actively construct and manage a portfolio of commodity-related and commodity-linked investments and, as necessary, periodically rebalance the Fund’s allocation of assets among different types of investments utilizing the Fund’s strategies to seek to optimize the Fund’s allocations. The Adviser will also review and rebalance the portfolio based on the relative value of opportunities in each investment strategy and within each investment strategy to achieve the Fund’s investment objective under the market conditions existing at such time. With respect to each investment opportunity, the Adviser intend to take an approach to their investment analysis that will focus on each individual investment considering, as part of any given analysis, the market conditions, global macroeconomic factors and the supply and demand dynamics of a commodity. The Adviser’s investment process will seek to be rigorous, proactive, and continuous, with an emphasis on risk management. Close monitoring of each investment in the portfolio provides the basis for making buy, sell and hold decisions. In managing the Fund’s portfolio, the Adviser will utilize the broader Gemcorp platform’s deep and experienced teams of commodities specialists to analyze investments and engage in regular monitoring of risk, subject to its overall supervision.
The Fund may invest in additional strategies in the future.
Access to Gemcorp Transaction Flow and Benefits of Platform.
The Fund expects to benefit from the expertise and experience of the Adviser, including with respect to foreign investments. Ahmad
Al-Sati
is the portfolio manager of the Adviser. Ahmad has almost 20 years of experience investing and executing transactions globally and across the capital structure in the energy, renewables, and commodities sectors and has executed deals in 30 countries. Prior to joining the Adviser, Ahmad was President of Pandion Mine Finance, LP and RiverMet Resource Capital, L.P.—a fund focused on investing in precious metals and commodities. In that role, he was responsible for managing the investment portfolio as well as day-to-day
operations of the SEC registered investment advisor. Previously, Ahmad was an investment partner and a voting member of the investment committee at Albright Capital—a global investment firm focused on the global emerging markets. Ahmad received a BA from Wesleyan University with Honors, a JD from Columbia Law School, and an MBA from NYU’s Stern School of Business.
Additionally, the Gemcorp Group was founded in 2014 and currently manages approximately USD $1.1 billion and has over 150 direct employees across its investment management and commodities businesses. Over 10 years, the Gemcorp Group has developed a business model addressing a significant untapped market, delivering high impact investments, and is led by a strong management team with investing experience across multiple credit and commodities cycles. The Gemcorp Group operates globally, utilizing, as appropriate, a one-platform
approach to investing and business building in the emerging and commodities markets.
The Adviser seeks to benefit from the market presence, scale, infrastructure and demonstrated investment experience and risk management of the Gemcorp Group to enhance its access to transaction flow and a broad set of investment opportunities across the commodities investment spectrum. This presence allows the Adviser to draw from the collective market insight, industry expertise, contacts and experience across the commodities investment space.
The Adviser believes that there are substantial benefits to the Fund from having access to the Gemcorp Group’s industry experience and insight. Such benefits include, but are not limited to:

•	Benefiting from the global experience of principals, propriety network, on the ground presence as well as direct ownership of commodity assets,

•	An existing robust and tested risk management framework tailored to the commodities and supply chain finance space.
Gemcorp Group Team
Atanas Bostandjiev
Atanas is responsible for the overall management of the Gemcorp Group and is a member of Gemcorp Capital’s investment committee. He is a former Partner at Goldman Sachs and most recently the U.K. and International CEO of VTB Capital. Prior to this, he was a Managing Director at Merrill Lynch.
Parvoleta Shtereva
Parvoleta is responsible for the Adviser’s risk portfolio as well as execution and management of investments. She is also a member of Gemcorp Capital’s investment committee. Parvoleta has spent most of her career managing credit portfolios for Black River Asset Management and Goldman Sachs. She has 25 years of experience across Eastern Europe, Africa and the Middle East.
Felipe Berliner
Felipe is responsible for the Group’s structuring team and is a member of Gemcorp Capital’s investment committee. Prior to Gemcorp, he spent most of his career at Merrill Lynch and Goldman Sachs in emerging markets structuring financing and derivative transactions and at VTB Capital working on financing companies, financial institutions and sovereigns in Sub-Saharan Africa,
Latin America, Eastern Europe and Asia. Before his banking career, he worked as a capital markets, M&A and project finance lawyer in Brazil. Felipe holds an MBA degree from INSEAD.
The Investment Process
The Adviser oversees the allocation of the Fund’s assets among the various investment strategies, and is broadly responsible for (i) formulating, monitoring and updating the investment policy statement of the Fund, (ii) advising as to strategic and tactical allocation in response to dynamic market conditions and reviewing weightings across investment strategies to ensure they are consistent with the investment committee’s target allocations, (iii) oversight of the investment portfolio of the Fund, (iv) reviewing the valuation of the underlying investments and (v) monitoring the risk management process for the Fund.
The Adviser’s experienced origination, underwriting and portfolio management team will adopt an existing investment process utilized by the Adviser’s affiliates. This process was developed through a
10-year
investment period in which funds managed by certain regulated entities which are part of the Gemcorp Group deployed capital across multiple jurisdictions and with different counterparties to invest in commodities and commodities linked to corporates and sovereigns.
The following is a high-level summary that seeks to capture the process of analyzing, picking, structuring, monitoring and exiting any given investment or position.
The process begins by identifying target geographies, industries and themes that result in a specific opportunity set. The approach is augmented by proprietary research, origination and on-the-ground
presence using existing local networks in the relevant jurisdictions.
Once a commodity-related theme has been identified and confirmed through qualitative and data analysis of internal and third-party industry resources, the investment team will deploy proprietary screening tools that seek to identify the risk adjusted potential of investment opportunities in the primary or secondary markets.

Transactions are then tailored to seek to minimize downside risks. The Adviser will apply this process to all positions in the Fund’s portfolio in a replicable iterative manner working across the investment and operations teams.
In addition, once an investment is made, the Adviser engages in ongoing compliance and risk review: regulatory, reputational, and financial, through informational rights and its own market intelligence. Each investment is subject to a risk management process that seeks to limit the adverse effects of any given investment on the larger portfolio as well as to maximize the value of any given position on a standalone basis. Please see the section entitled “Risk Management.”
Risk Management.
The Adviser’s active portfolio and risk management processes are designed to seek to obtain optimal portfolio positioning across geographies, commodities and issuers and replicates an existing risk management process utilized by the Adviser’s affiliates. Under this process risk is managed throughout the lifecycle of an investment by experienced risk teams and supported by an operations team with experience in the relevant investment instruments, using robust and replicable processes and systems.
The Fund’s investments, allocations, performance attribution, risk sensitivities and characteristics are monitored by the Adviser daily. Stress testing and scenario analysis is also performed before making an investment and at regular intervals. The Fund will also adhere to certain concentration guidelines where, under normal market condition, the Adviser expects to apply certain limits to the portfolio. The Fund intends to limit its Commodity Net Exposure to 40% of the Fund’s NAV. “Commodity Net Exposure” shall refer to the long exposure of a given commodity that has a unique Harmonized Identification System Code (“HS Code”), less any hedges or offsetting positions. HS Codes are issued by the Harmonized System, an internationally standardized system of names and numbers to classify traded products that is used by customs authorities around the world to identify products when assessing duties and taxes and for gathering statistics. The Fund intends to limit Special Situation Investments to up to 25% of the Fund’s NAV. Lastly, the Fund may engage in leverage up to 33 1/3% of the Fund’s NAV. The Fund may use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment. Leveraging instruments utilized by the Fund may include, but are not limited to, borrowings (such as through a credit facility, note or bond issuance or other arrangement), credit derivatives (including swaps), reverse repurchase agreements, the leverage potentially incurred in securities lending and short selling, together with any other senior securities representing indebtedness.
Portfolio Composition
The Fund’s portfolio will consist of some combination of the following types of investments:
Commodity-Linked Credit
. The Fund may invest in “fixed-income instruments” (of any credit quality and any duration) of Commodity-Related Companies and Commodity-Related Sovereigns. “Commodity-Linked Credit” includes bonds, debt securities and other similar instruments issued by various U.S. and
non-U.S.
public-or
private-sector entities. The Fund may also invest in debt securities that are either unsecured and subordinated to substantial amounts of senior indebtedness, or a significant portion of which may be unsecured or where the documents contain cov-lite
provisions and limited protections. The average portfolio duration of the fixed income portion of this Fund will vary based on Fund’s market forecasts. The credit portfolio is expected to have an average duration of no longer than 5 years under normal market conditions. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.
The Fund may invest also in instruments with robust liquidity profiles, including, but not limited to, publicly traded debt instruments (including investment grade and high yield bonds, convertible securities and syndicated Loans). The Fund expects these investments to enhance its risk/return profile and serve as a source of liquidity for the Fund.
The Fund may also seek to gain exposure to Commodity-Linked Credit through investments in commodity-linked derivatives that create long and short exposure to any given investments related to Commodity-Linked Credit.

Supply Chain Financings (also referred to as trade finance)
. The Fund may invest in supply chain financings, including trade finance, physical commodity financings and procurement financings. The Fund’s investments in this area are expected to consist primarily of loans, or similar instruments used directly or indirectly to finance domestic and international trade in commodities. Supply chain financings are privately negotiated credit transactions between a supplier of a commodity or product in one location and the buyer of that commodity or product at another location and may include financing production, inventory, procurements, pre-export
finance, process and commodities finance, receivables financing (evidenced by bills of lading, invoices and warehouse receipts), letters of credit and other documentary credits, promissory notes, bills of exchange and other negotiable instruments (“trade finance related securities”).
A supply chain financing is typically (but not always) a cross-border transaction. They act as the primary facilitator of commercial transactions globally. Supply chain financings tend to be short term and self-liquidating in nature with a typical tenure of less than 12 months. The Fund expects to hold these trade finance securities until maturity and not trade them.
Commodity-Linked Equities.
The Fund may invest in common and preferred stocks (growth or value stocks or both) of Commodity-Related Companies of any size that the Adviser believes have favorable investment potential. Such equity investments may include: common stocks, preferred stocks, convertible securities (including contingent convertible securities), warrants, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) and equity issued on local non-US
exchanges globally. The Fund may make primary subscriptions to closed-end
commodity focused funds (“Portfolio Funds”) managed by third-party managers (“Portfolio Fund Managers”). In addition, Fund Investments include secondary purchases of Portfolio Funds managed by Portfolio Fund Managers and other commodity-related or linked assets (together, “Secondary Investments”).
The Fund may also seek to gain exposure to Commodity Linked Equities through investments in commodity-linked derivatives that create long and short exposure to any given investments related to Commodity Linked Equity.
In addition, from time to time, the Fund may invest in or hold common stock and other equity securities incidental to the purchase or ownership of a debt or quasi debt instrument or in connection with the reorganization of a borrower.
Subsidiary
. If investments are made through a wholly owned subsidiary (the “Subsidiary”), then the Subsidiary would be managed by the Adviser and have the same investment objective as the Fund. The assets of the Subsidiary would be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund, except that the Subsidiary would not invest in equity or debt securities of Commodity-Related Companies and may invest without limitation in commodity-linked derivative instruments. In order to comply with certain issuer diversification limits imposed by the Internal Revenue Code, the Fund may invest up to 25% of its total assets in the Subsidiary measured at the time of investment. The Fund may also seek to gain exposure to physical commodities through investments in commodity-linked derivatives that create long and short exposure to any given investments related to physical commodities.
Physical Gold
. The Fund may invest directly, or indirectly through the Subsidiary, in gold that will be in the form of bullion, dore bars, coins, instruments whose value is linked to the price of gold. The Fund may also invest in the securities of companies engaged in exploration, mining, processing, distributing or dealing in gold.
Originated Transactions
. The Fund seeks to provide directly originated and privately negotiated capital solutions with bespoke documentation to global and local Commodity-Related Companies and Commodity-Related Sovereigns. The Fund intends to make privately negotiated credit investments. Unlike dedicated senior secured loan funds or captive mezzanine funds, with its originated credit strategy, the Fund will seek to invest in directly negotiated and highly structured transactions, providing bespoke flexible solutions for company or sovereign specific needs and/or complex situations. The Fund will seek to make investments in opportunities that involve complexity and structural inefficiencies and will retain the ability to invest across the capital structure in both public and private markets, including senior secured credit, structurally- or lien-subordinated credit, and certain opportunities through equity and equity-linked securities. Originated transaction may be in the form of Commodity-Linked Credit, Commodity Linked Equity or Supply Chain Financing.

Special Situations
. To a lesser extent, the Fund may seek to invest in the following instruments of Commodity-Related Companies and Commodity-Related Sovereigns or quasi sovereigns: (i) corporate debt instruments relating to stressed and distressed industries or issuers; (ii) rescue-capital opportunities; (iii) public and private stock issued in connection with restructurings and reorganizations or otherwise; and (iv) other opportunistic investments resulting from periods of market dislocation, including primary and secondary market investments in liquid debt instruments that arise as a result of temporary market volatility (e.g., hung bank syndications and stressed liquid credit). A hung bank syndication occurs when a bank provides funding for a transaction, expecting it to be refinanced at a later date, and market forces cause the bank to sell the bonds at a discount in order to attract investor interest contrary to prior expectations. Special Situations invested will be limited to 25% of NAV at any given time.
Other Investment Strategies
. The Fund may also invest in other obligations of Commodity-Related Companies and Commodity-Related Sovereigns or quasi sovereigns such as subordinated notes, overriding royalty interests, mining royalty streams, carbon credits, forward purchase agreements, notes, bills, debentures, bank loans, convertible and preferred securities, government obligations of commodities’ producing sovereigns or quasi-sovereign and other credit instruments with similar economic characteristics, which are related to or linked to commodities. The Fund may engage in short sales.

Risk Factors [Table Text Block]
TYPES OF INVESTMENTS AND RELATED RISKS
Investors should carefully consider the risk factors described below, before deciding on whether to make an investment in the Fund. The risks set out below are not the only risks the Fund faces. Additional risks and uncertainties not currently known to the Fund or that the Fund currently deems to be immaterial also may materially adversely affect the Fund’s business, financial condition and/or operating results. If any of the following events occur, the Fund’s business, financial condition and results of operations could be materially adversely affected. In such case, the NAV of the Fund’s Shares could decline, and investors may lose all or part of their investment.
Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and health conditions over the world, the risks below are heightened significantly compared to normal conditions. The fact that a particular risk below is not specifically identified as being heightened under current conditions does not mean that the risk is not greater than under normal conditions.
Risks Relating to Investment Strategies, Fund Investments and the Fund’s Investment Program
Commodities Risk.
The Fund may have exposure to the commodities markets, subjecting the Fund to risks not associated with investments in traditional securities. The value of commodity-related investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, including drought, floods, weather, livestock disease, embargoes, and tariffs. The prices of industrial metals, precious metals, agriculture, and livestock commodities may fluctuate widely due to changes in value, supply and demand, and governmental regulatory policies.
Commodities and Commodity-Linked Derivatives.
Exposure to the commodities markets, such as precious metals, industrial metals, gas and other energy products and natural resources, may subject the Fund to greater volatility than investments in traditional securities. The production and marketing of commodities may be affected by actions and changes in governments. In addition, commodity-related instruments may be cyclical in nature. During periods of economic or financial instability, commodity-related instruments may be subject to broad price fluctuations, reflecting volatility of energy and basic material prices and possible instability of supply of various commodities. Commodity-related instruments may also experience greater price fluctuations than the relevant commodity. In periods of rising commodity prices, such instruments may rise at a faster rate; and conversely, in times of falling commodity prices, such instruments may suffer a greater price decline.
The Fund may seek to gain exposure to the commodity markets by investing in commodity swap agreements and may also invest in other commodity-linked derivatives. The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodity markets.
The risk of loss in trading commodities can be substantial. If the Fund purchases a commodity option, it may sustain a total loss of the premium and of all transaction costs. If the Fund purchases or sells a commodity futures contract or sells a commodity option, it may sustain a total loss of the initial margin funds and any additional funds that it deposits with its broker to establish or maintain its position. If the market moves against its position, the Fund may be called upon by its broker to deposit a substantial amount of additional margin funds, on short notice, in order to maintain its position. If it does not provide the requested funds within the prescribed time, its position may be liquidated at a loss, and it will be liable for any resulting deficit in its account.
The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations, or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked derivatives were treated as non-
qualifying income, the Fund might fail to qualify as a regulated investment company and/or be subject to federal income tax at the Fund level. The uncertainty surrounding the treatment of certain derivative instruments under the qualification tests for a regulated investment company may limit the Fund’s use of such derivative instruments.
Natural Resources Risk
.
The Fund’s investments in securities of natural resource companies involve risks. The market value of securities of natural resource companies may be affected by numerous factors, including events occurring in nature, inflationary pressures and international politics. Because the Fund invests significantly in natural resource companies, there is the risk that the Fund will perform poorly during a downturn in the natural resource sector. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups, military confrontations, acts of terrorism or sanctions) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and the other risks to which foreign securities are subject may also affect domestic natural resource companies if they have significant operations or investments in foreign countries. In particular, Russia’s military invasion of Ukraine has increased the volatility of many natural resources investments. Rising interest rates and general economic conditions may also affect the demand for natural resources. In addition, because certain natural resources and commodities may be closely related, the Fund’s investments in natural resource companies may also be subject to the risks described under “Commodities Risk.”
Infrastructure Companies Risk
.
Securities and instruments of infrastructure companies are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction and improvement programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies may also be affected by or subject to:

•	difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets;

•	inexperience with and potential losses resulting from a developing deregulatory environment;

•	costs associated with compliance with and changes in environmental and other regulations;

•	regulation or adverse actions by various government authorities;

•	government regulation of rates charged to customers;

•	service interruption due to environmental, operational or other mishaps;

•	the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards;

•	technological innovations that may render existing plants, equipment or products obsolete; and

•	general changes in market sentiment towards infrastructure and utilities assets.
Commodity Pool Operators and Commodity Trading Advisors.
The U.S. Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and their investment advisers to regulation by the CFTC if the registered investment company invests more than a prescribed level of its liquidation value in futures, options on futures or commodities, swaps, or other financial instruments regulated under the Commodity Exchange Act (“CEA”) and the rules thereunder (“commodity interests”), or if the Fund markets itself as providing investment exposure to such instruments.
With respect to the Fund, the Adviser has claimed an exclusion from registration as a CPO pursuant to CFTC Rule 4.5. For the Adviser to remain eligible for this exclusion, the Fund must comply with certain limitations, including limits on its ability to use any commodity interests and limits on the manner in which the Fund holds out its use of such commodity interests. These limitations may restrict the Fund’s ability to pursue its investment objectives and strategies, increase the costs of implementing its strategies, result in higher expenses for the Fund, and/or adversely affect the Fund’s total return. To the extent the Fund becomes ineligible for this exclusion from CFTC regulation, the Fund may consider steps in order to continue to qualify for exemption from CFTC regulation, or may determine to operate subject to CFTC regulation. Changes in the laws or regulations of the United States, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund or the Subsidiary. The CFTC has neither reviewed nor approved the Fund or the Subsidiary, their investment strategies, or this Confidential Private Placement Memorandum.
Foreign Subsidiary
. The Subsidiary will be treated as a controlled foreign corporation (“CFC”), and the Fund investing in its Subsidiary will be treated as a “U.S. shareholder” of that Subsidiary. As a result, it is generally expected that the Fund will be required to include in gross income for U.S. federal income tax purposes all of its Subsidiary’s income for each taxable year, whether or not such income is distributed by the Subsidiary. The Fund’s recognition of its Subsidiary’s income will increase the Fund’s tax basis in the Subsidiary’s stock. Distributions by the Subsidiary to the Fund will be tax-free
and will correspondingly reduce the Fund’s tax basis

in the Subsidiary’s stock to the extent of the Subsidiary’s income that was previously included in income by the Fund. These income inclusions will constitute ordinary income, regardless of the character of the Subsidiary’s underlying income. Although the Fund generally expects to take the position that such income inclusions constitute qualifying income for purposes of the RIC income test, there can be no assurance in this regard. If a net loss is realized by the Subsidiary, such loss is not available to offset the income earned by the Fund and such loss cannot be carried forward to offset taxable income of the Fund or the Subsidiary in future period.
Volatility of Commodity Prices.
The values of commodities which underlie the commodity futures contracts and other types of financial instruments are generally affected by, among other factors, the cost of producing commodities, changes in consumer demand for commodities, the hedging and trading strategies of producers and consumers of commodities, speculative trading in commodities by commodity pools and other market participants, disruptions in commodity supply, weather and climate conditions, changes in interest rates, rates of inflation, currency devaluations and revaluations, embargoes, tariffs, regulatory developments, governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies, political and other global events and global economic factors. In addition, governments from time to time intervene, directly and by regulation, in certain markets, often with the intent to influence prices directly. The effects of governmental intervention may be particularly significant at certain times in certain markets and this intervention may cause these markets to move rapidly. The Fund has no control over the factors that affect the price of commodities. Accordingly, the value of the Fund’s investments could change substantially and in a rapid and unpredictable manner.
Other factors contributing to the volatility of commodity prices may include any of the following: (i) relatively minor changes in the supply of and demand for electricity or such other commodities; (ii) market uncertainty and the condition of various economies (including interest rates, levels of economic activity, the price of securities and the participation by other investors in the financial markets); (iii) political conditions in the United States and other project locations; (iv) the extent of domestic production and importation of oil, natural gas, natural gas liquids, or metals in certain relevant markets; (v) the foreign supply of oil, natural gas and metals; (vi) the prices of foreign imports; (vii) the level of consumer demand; (viii) the price and availability of alternative electric generation options; (ix) the price of steel and the outlook for steel production; (x) pandemics, wars, sanctions and weather conditions; (xi) the competitive position of electricity, ethanol/biodiesel, oil, gas or as a source of energy as compared with other energy sources; (xii) the industry-wide or local refining, transportation or processing capacity for natural gas or transmission capacity for electric energy; (xiii) the effect of United States and
non-U.S.
federal, state and local regulation on the production, transportation and sale of electric energy and other commodities; (xiv) breakthrough technologies (such as improved storage or clean technologies) or government subsidies, tax credits or other support that allow alternative fuel generation projects to produce more reliable electric energy or lower the cost of such production compared to natural gas fueled electric generation projects; (xv) with respect to the price of oil, actions of the Organization of Petroleum Exporting Countries; or (xvi) the expected consumption of coking in steel production. While the Adviser will endeavor to take into account existing and anticipated future applicable greenhouse gas regulation in its investment decisions, changes in the regulation of greenhouse gases could impact an investment or make future investments undesirable.
Market Risk.
The success of the Fund’s activities will be affected by general economic and market conditions, such as interest rates, availability of credit, credit defaults, inflation rates, economic uncertainty, changes in laws (including laws relating to taxation of the Fund’s investments), trade barriers, currency exchange controls, disease outbreaks, pandemics, and national and international political, environmental and socioeconomic circumstances (including wars, terrorist acts or security operations). In addition, the current U.S. political environment and the resulting uncertainties regarding actual and potential shifts in U.S. foreign investment, trade, taxation, economic, environmental and other policies under the current Administration, as well as the impact of geopolitical tension, such as a deterioration in the bilateral relationship between the U.S. and China, an escalation in conflict between Russia and Ukraine or other systemic issuer or industry-specific economic disruptions, could lead to disruption, instability and volatility in the global markets. Unfavorable economic conditions also would be expected to increase our funding costs, limit our access to the capital markets or result in a decision by lenders not to extend credit to us.
Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Fund may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices.

Current and historic market turmoil has illustrated that market environments may, at any time, be characterized by uncertainty, volatility and instability. Serious economic disruptions may result in governmental authorities and regulators enacting significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably increasing or lowering interest rates, which, in some cases resulted in negative interest rates.
As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. These types of events quickly and significantly impact markets in the U.S. and across the globe leading to extreme market volatility and disruption. The extent and nature of the impact on supply chains or economies and markets from these events is unknown, particularly if a health emergency or other similar event, such as the recent
COVID-19
outbreak, persists for an extended period of time. The value of the Fund’s investment may decrease as a result of such events, particularly if these events adversely impact the operations and effectiveness of the Adviser or key service providers or if these events disrupt systems and processes necessary or beneficial to the investment advisory or other activities on behalf the Fund.
The Fund’s investment strategy and the availability of opportunities satisfying the Fund’s risk-adjusted return parameters relies in part on observable trends and conditions in the financial markets and in some cases the improvement of such conditions. Trends and historical events do not imply, forecast or predict future events and, in any event, past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made or the beliefs and expectations currently held by the Adviser will prove correct and actual events and circumstances may vary significantly.
Many of the issuers in which the Fund will make investments may be susceptible to economic slowdowns or recessions and may be unable to repay the loans made to them during these periods. Therefore, non-performing
assets may increase and the value of the Fund’s portfolio may decrease during these periods as the Fund is required to record the investments at their current fair value. Adverse economic conditions also may decrease the value of collateral securing some of the Fund’s loans and the value of its equity investments. Economic slowdowns or recessions could lead to financial losses in the Fund’s portfolio and a decrease in revenues, net income and assets. Unfavorable economic conditions also could increase the Fund’s and the issuers’ funding costs, limit the Fund’s and the issuers’ access to the capital markets or result in a decision by lenders not to extend credit to the Fund or the issuers. These events could prevent the Fund from increasing investments and harm its operating results.
An issuer’s failure to satisfy financial or operating covenants imposed by the Fund or other lenders could lead to defaults and, potentially, acceleration of the time when the loans are due and foreclosure on its secured assets, which could trigger cross- defaults under other agreements and jeopardize the issuer’s ability to meet its obligations under the debt that the Fund holds. The Fund may incur additional expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer. In addition, if one of the issuers were to go bankrupt, depending on the facts and circumstances, including the extent to which the Fund will actually provide significant managerial assistance to that issuer, a bankruptcy court might subordinate all or a portion of the Fund’s claim to that of other creditors.
The prices of financial instruments in which the Fund may invest can be highly volatile. General fluctuations in the market prices of securities may affect the value of the investments held by the Fund. Instability in the securities markets may also increase the risks inherent in the Fund’s investments.
Emerging Market Investments.
The Fund may invest in securities of companies based in emerging market countries, including countries considered to be frontier markets, or issued by the governments of such countries. Investing in such securities involves certain considerations not usually associated with investing in securities of companies located in developed countries or issued by the government of such countries, including security and economic considerations, such as greater risks of expropriation, confiscatory taxation, imposition of withholding or other taxes on dividends, interest, capital gains, other income or gross sale or disposition proceeds, limitations on the removal of funds, nationalization and general social, political and economic instability; the small size of the securities markets in such countries and the low volume of trading, resulting in potential lack of liquidity and in price volatility; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; certain government policies that may restrict the Fund’s investment opportunities; and problems that may arise in connection with the clearance and settlement of trades. In addition, accounting and financial reporting standards that prevail in certain of such countries generally are not equivalent to standards in more developed countries and, consequently, less information is available to investors in companies located in these countries than is available to investors in companies located in more developed countries.

Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights, and may be subject to greater risks of expropriation, confiscatory taxation, imposition of withholding or other taxes on dividends, interest, capital gains, other income or gross sale or disposition proceeds, limitations on the removal of funds, nationalization and general social, political and economic instability. Investments in emerging markets countries may also be affected by government policies that restrict foreign investment in certain issuers or industries. may restrict the Fund’s investment opportunities.
There is also less regulation, generally, of the securities markets in emerging countries than there is in more developed countries. Placing securities with a custodian in an emerging country may also present considerable risks. Many of the laws that govern private and foreign investment, equity securities transactions and other contractual relationships in certain countries, particularly in emerging countries, are new and largely untested. As a result, the Fund may be subject to a number of unusual risks, including inadequate investor protection, contradictory legislation, incomplete, unclear and changing laws, ignorance or breaches of regulations on the part of other market participants, lack of established or effective avenues for legal redress, lack of standard practices and confidentiality customs characteristic of developed markets and lack of enforcement of existing regulations. Furthermore, it may be difficult or impossible or there may be significant delays in obtaining and enforcing a judgment in certain countries in which assets of the Fund are invested. There can be no assurance that this difficulty in protecting and enforcing rights will not have a material adverse effect on the Fund and its operations.
Potentially smaller securities markets and lower trading volumes can make investments in emerging market countries relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to meet cash obligations or take advantage of other investment opportunities.
Emerging market countries may be subject fluctuations in the rate of exchange between currencies and costs associated with currency conversion, as well as problems that may arise in connection with the clearance and settlement of trades. Placing securities with a custodian in an emerging markets country may also present considerable risks.
In addition, accounting and financial reporting standards that prevail in certain of such countries generally are not equivalent to standards in more developed countries and, consequently, less information is available to investors in companies located in these countries than is available to investors in companies located in more developed countries.
Market Disruptions Risk.
The U.S. capital markets have experienced extreme volatility and disruption following the spread of
COVID-19
in the United States and the conflict between Russia and Ukraine. Disruptions in the capital markets have increased the spread between the yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets. These and future market disruptions and/or illiquidity would be expected to have an adverse effect on the Fund’s business, financial condition, results of operations and cash flows. Unfavorable economic conditions also would be expected to increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to the Fund. During periods of market disruption, portfolio companies may be more likely to seek to draw on unfunded commitments the Fund has made, and the risk of being unable to fund such commitments is heightened during such periods. These events have limited and could continue to limit the Fund’s investment originations, limit the Fund’s ability to grow and have a material negative impact on the Fund’s operating results and the fair values of the Fund’s debt and equity investments.
U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and
non-U.S.
banks, which could be harmful to the Fund and issuer in it invests. For example, if a bank in which the Fund or issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to the Fund or an issuer fails, the Fund or the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by the Fund and issuers in which the Fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.
Credit Risk.
One of the fundamental risks associated with the Fund’s investments is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. The Fund’s return to investors would be adversely impacted if an issuer of debt in which the Fund invests becomes unable to make such payments when due.
Although the Fund may make investments that the Adviser believes are secured by specific collateral, the value of which may initially exceed the principal amount of such investments or the Fund’s fair value of such investments, there can be no assurance that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment
of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. The Fund may also invest in leveraged loans, high yield securities, marketable and non-marketable
common and preferred equity securities and other unsecured investments, each of which involves a higher degree of risk than senior secured loans. Furthermore, the Fund’s right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of a senior lender, to the extent applicable. Certain of these investments may have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In addition, loans may provide for payments-in-kind,
which have a similar effect of deferring current cash payments. In such cases, an issuer’s ability to repay the principal of an investment may depend on a liquidity event or the long-term success of the company, the occurrence of which is uncertain.
With respect to the Fund’s investments in any number of credit products, if the borrower or issuer breaches any of the covenants or restrictions under the credit agreement that governs loans of such issuer or borrower, it could result in a default under the applicable indebtedness as well as the indebtedness held by the Fund. Such default may allow the creditors to accelerate the related debt and may result in the acceleration of any other debt to which a cross-acceleration or cross-default provision applies. This could result in an impairment or loss of the Fund’s investment or a pre-payment
(in whole or in part) of the Fund’s investment.
Similarly, while the Fund will generally target investing in companies it believes are of high quality, these companies could still present a high degree of business and credit risk. Companies in which the Fund invests could deteriorate as a result of, among other factors, an adverse development in their business, a change in the competitive environment or the continuation or worsening of the current (or any future) economic and financial market downturns and dislocations. As a result, companies that the Fund expected to be stable or improve may operate, or expect to operate, at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or maintain their competitive position, or may otherwise have a weak financial condition or experience financial distress. In addition, exogenous factors such as fluctuations of the equity markets also could result in warrants and other equity securities or instruments owned by the Fund becoming worthless.
Credit Spread Risk.
Credit spread risk is the risk that credit spreads (
i.e.
, the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects below-investment-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of below-investment-grade and unrated securities. In recent years, the U.S. capital markets experienced extreme volatility and disruption following the spread of
COVID-19,
the conflict between Russia and Ukraine and other economic disruptions, which increased the spread between yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets. Central banks and governments played a key role in reintroducing liquidity to parts of the capital markets. Future exits of these financial institutions from the market may reintroduce temporary illiquidity. These and future market disruptions and/or illiquidity would be expected to have an adverse effect on the Fund’s business, financial condition, results of operations and cash flows.
Risks Related to Investments in Loans.
The Fund expects to invest in loans, either through primary issuances or in secondary transactions, including potentially on a synthetic basis. The value of the Fund’s loans may be detrimentally affected to the extent a borrower defaults on its obligations. There can be no assurance that the value assigned by the Adviser can be realized upon liquidation, nor can there be any assurance that any related collateral will retain its value. Furthermore, circumstances could arise (such as in the bankruptcy of a borrower) that could cause the Fund’s security interest in the loan’s collateral to be invalidated. Also, much of the collateral will be subject to restrictions on transfer intended to satisfy securities regulations, which will limit the number of potential purchases if the Fund intends to liquidate such collateral. The amount realizable with respect to a loan may be detrimentally affected if a guarantor, if any, fails to meet its obligations under a guarantee. Finally, there may be a monetary, as well as a time cost involved in collecting on defaulted loans.
The portfolio may include first lien senior secured, second and third lien loans and any other loans.
Covenant-Lite Loans.
Some of the loans in which the Fund may invest may be “covenant-lite” loans. “Covenant-lite” loans refer generally to loans that do not have a complete set of financial maintenance covenants. Generally, “covenant-lite” loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent the Fund invests in “covenant-lite” loans, the Fund may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.
First Lien Senior Secured Loans.
It is expected that when the Fund makes a senior secured term loan investment in an issuer, it will generally take a security interest in substantially all of the available assets of the issuer, including the equity interests of its domestic subsidiaries, which the Fund expects to help mitigate the risk that it will not be repaid. However, there is a risk that the collateral securing the Fund’s loans may decrease in value over time, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the issuer to raise additional capital, and, in some circumstances, the Fund’s lien could be subordinated to claims of other creditors. In addition, deterioration in an issuer’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the loan. Consequently, the fact that a loan is secured does not guarantee that the
Fund will receive principal and interest payments according to the loan’s terms, or at all, or that it will be able to collect on the loan should it be forced to enforce its remedies.
Second Lien Senior Secured Loans and Junior Debt investments.
Second and third lien loans are subject to the same investment risks generally applicable to senior loans described above. The Fund’s second lien senior secured loans will be subordinated to first lien loans and the Fund’s junior debt investments, such as mezzanine loans, generally will be subordinated to both first lien and second lien loans and have junior security interests or may be unsecured. As such, to the extent the Fund holds second lien senior secured loans and junior debt investments, holders of first lien loans may be repaid before the Fund in the event of a bankruptcy or other insolvency proceeding. Therefore, second and third lien loans are subject to additional risk that the cash flow of the related obligor and the property securing the second or third lien loan may be insufficient to repay the scheduled payments to the lender after giving effect to any senior secured obligations of the related obligor. This may result in an above average amount of risk and loss of principal. Second and third lien loans are also expected to be more illiquid than senior loans.
Gold.
Generally, gold prices reflect the supply and demand of available gold.
The price of gold bullion can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Governmental decisions, such as the executive order issued by the President of the United States in 1933 requiring all persons in the United States to deliver gold to the Federal Reserve or the abandonment of the gold standard by the United States in 1971, have been viewed as having significant impact on the supply and demand of gold and the price of gold. Future governmental decisions may have an impact on the price of gold and may result in a significant decrease or increase in the value of gold held by the Fund. Further regulations applicable to U.S. banks and
non-U.S.
bank entities operating in the United States with respect to their trading in physical commodities, such as precious metals, may further impact the price of gold in the United States.
Additionally, physical gold bullion has sales commission, storage, insurance, and auditing expenses.
Unsecured Loans.
Unsecured loans are subject to the same investment risks generally applicable to loans described above but are subject to additional risk that the assets and cash flow of the related obligor may be insufficient to repay the scheduled payments to the lender after giving effect to any secured obligations of the obligor. Unsecured loans will be subject to certain additional risks to the extent that such loans may not be protected and such loans are not secured by collateral, financial covenants or limitations upon additional indebtedness. Unsecured loans are also expected to be a more illiquid investment than senior loans for this reason.

Other Risks Related to Loans.
Under the agreements governing most syndicated loans, should a holder of an interest in a syndicated loan wish to call a default or exercise remedies against a borrower, it could not do so without the agreement of at least a majority of the other lenders. Actions could also be taken by a majority of the other lenders, or in some cases, a single agent bank, without the consent of all lenders. Each lender would nevertheless be liable to indemnify the agent bank for its ratable share of expenses or other liabilities incurred in such connection and, generally, with respect to the administration and any renegotiation or enforcement of the syndicated loans. Moreover, an assignee or participant in a loan may not be entitled to certain gross-up
payments in respect of withholding taxes and other indemnities that otherwise might be available to the original holder of the loan.
Furthermore, the Adviser may invest a portion of the Fund’s assets in bank loans and participations. The special risks associated with these obligations include (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws, (ii) adverse consequences resulting from participating in such instruments with other institutions with lower credit quality and (iii) limitations on the ability of the Fund or the Adviser to directly enforce its rights with respect to participations. The Adviser will seek to balance the magnitude of these and other risks identified by it against the potential investment gain prior to entering into each such investment. Successful claims by third parties arising from these and other risks, absent bad faith, may be borne by the Fund. Bank loans are frequently traded on the basis of standardized documentation which is used in order to facilitate trading and market liquidity. There can be no assurance, however, that future levels of supply and demand in bank loan trading will provide an adequate degree of liquidity or that the current level of liquidity will continue or that the same documentation will be used in the future. The settlement of trading in bank loans often requires the involvement of third parties, such as administrative or syndication agents, and there presently is no central clearinghouse or authority which monitors or facilitates the trading or settlement of all bank loan trades. Often, settlement may be delayed based on the actions of any third party or counterparty, and adverse price movements may occur in the time between trade and settlement, which could result in adverse consequences for the Fund.
In recent years, a number of judicial decisions in the United States have upheld the right of borrowers to sue lending institutions on the basis of various evolving legal theories (collectively termed “lender liability”). Generally, lender liability is founded upon the premise that an institutional lender has violated a duty (whether implied or contractual) of good faith and fair dealing owed to a borrower or has assumed a degree of control over the borrower resulting in a creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of certain of the Fund’s investments, the Fund could be subject to allegations of lender liability.
The Fund may acquire interests in bank loans either directly (by way of sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a contracting party under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating out the interest and not with the borrower. In purchasing participations, the Fund typically will not have the right to vote on matters requiring a vote of holders of the underlying debt and may have no right to enforce compliance by the borrower with the terms of the loan agreement, or any rights of set-off
against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, if the Fund were to hold a participation, it would assume the credit risk of both the borrower and the institution selling the participation to the Fund. In certain circumstances, investing in the form of participation may be the most advantageous or only route for the Fund to make or hold any such investment, including in light of limitations relating to local laws or the willingness of administrative agents or borrowers to allow the Fund to become a direct lender.
Finally, loans may become
non-performing
for a variety of reasons.
Non-performing
debt obligations may require substantial workout negotiations, restructuring or bankruptcy filings that may entail a substantial reduction in the interest rate, deferral of payments and/or a substantial write-down of the principal of a loan or conversion of some or all of the debt to equity. Additional costs associated with these activities may reduce returns.
Unitranche Loans.
Unitranche loans provide leverage levels comparable to a combination of first lien and second lien or subordinated loans. From the perspective of a lender, in addition to making a single loan, a unitranche loan may allow the lender to choose to participate in the “first out” tranche, which will generally receive priority with respect to payments of principal, interest and any other amounts due, or to choose to participate only in the “last out” tranche, which is generally paid after the “first out” tranche is paid. The Fund intends to participate in “first out” and “last out” tranches of unitranche loans and make single unitranche loans.

Syndicated Corporate Loans.
Senior secured corporate loans (“Syndicated Loans”) generally benefit from liens on collateral, are rated below-investment grade and typically pay interest at rates that are determined periodically on the basis of a floating base lending rate, primarily Secured Overnight Financing Rate (“SOFR”),or another reference rate, plus a spread. Syndicated Loans are typically made to U.S. and, to a lesser extent,
non-U.S.
corporations, partnerships, companies and other business entities (together with issuers of high yield securities) and other debt securities, (“Borrowers”) which operate in various industries and geographical regions. Borrowers may obtain Syndicated Loans, among other reasons, to refinance existing debt, engage in acquisitions, pay dividends, recapitalize, complete leveraged buyouts and for general corporate purposes. Syndicated Loans rated below investment grade are sometimes referred to as “leveraged loans.” There is a risk that the issuers of Syndicated Loans may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. The Fund may invest in Syndicated Loans through assignments of or, to a lesser extent, participations in Syndicated Loans. The Fund may also utilize various types of derivative instruments for the purpose of gaining additional exposure to Syndicated Loans.
Supply Chain Financings (trade finance).
The Fund may seek to originate and underwrite trade finance transactions. Trade finance as an asset class typically consists of the financing of commodities during the time it takes to transport the commodities from one geographic location to another. Transactions are privately negotiated between a supplier of a commodity in one location and the buyer of that commodity in another location and are sometimes referred to as “supply chain financing.” The Fund may invest in trade finance, structured trade finance, export finance, and project finance, or related obligations of companies or other entities with potential for exposure to emerging markets, all through a variety of forms, structures, and terms. Investing in trade finance may present emerging market risk, where the Fund considers risks tied to political and economic factors (different and often more complex than those faced domestically), ranging from but not limited to: expropriation, confiscation, nationalization, election, or war. Emerging market risk can also produce risk associated with loan market health, additional costs, regulatory practices, accounting standards, credit systems, taxation, and currency risk. Additionally, trade finance may entail transportation and warehousing risk, legal risk, collateral value risk, liquidity risk, and global market risk. Counterparty risk exists in default and fraud, as well as custody risks of theft and natural disaster. Finally, to the extent the buyer does not follow through on the contractual purchase, the Fund bears the price risk of reselling the goods to a new buyer.
Investments in Less Established Companies.
The Fund may invest a portion of its assets in the securities of less established companies. Certain of the investments may be in businesses with little or no operating history. Investments in such early-stage growth companies may involve greater risks than are generally associated with investments in more established companies. To the extent there is any public market for the securities held by the Fund, such securities may be subject to more abrupt and erratic market price movements than those of larger, more established companies. Less established companies tend to have lower capitalizations and fewer resources and are, therefore, often more vulnerable to financial failure. Such companies also may have shorter operating histories on which to judge future performance and in many cases, if operating, will have negative cash flow. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other investments. In addition, less mature companies could be deemed to be more susceptible to irregular accounting or other fraudulent practices. In the event of fraud by any company in which the Fund invests, the Fund may suffer a partial or total loss of capital invested in that company.
The Fund may invest in issuers that: (i) have little or no operating history, (ii) offer services or products that are not yet ready to be marketed, (iii) are operating at a loss or have significant fluctuations in operating results, (iv) are engaged in a rapidly changing business or (v) need substantial additional capital to set up internal infrastructure, hire management and personnel, support expansion or achieve or maintain a competitive position. Such issuers may face intense competition, including competition from companies with greater financial resources, more extensive capabilities and a larger number of qualified managerial and technical personnel.
Distressed Credit Investments.
The Fund may invest in obligations of issuers in weak financial condition, experiencing poor operating results, having substantial capital needs or negative net worth, facing special competitive or product obsolescence problems, including companies involved in bankruptcy or other reorganization and liquidation proceedings. These obligations are likely to be particularly risky investments although they also may offer the potential for correspondingly high returns. Among the risks inherent in investments in troubled entities is the fact that it frequently may be difficult to obtain accurate information as to the true condition of such issuers. The Fund’s distressed credit investments (
e.g.
, investments in defaulted, out-

of-favor
or distressed bank loans and debt and equity securities) are inherently speculative and are subject to a high degree of risk. Companies experiencing financial distress are often those operating at a loss or with substantial variations in operating results from period to period. Companies experiencing financial distress may be involved in insolvency proceedings and have the need for substantial additional capital to support continued operations or to improve their financial condition and may have very high amounts of leverage. Distressed companies typically are in default under, or have a significant risk of an inability to service, their debt obligations, especially during an economic downturn or periods of rising interest rates, may not have access to more traditional methods of financing and may be unable to repay debt by refinancing. Investments in distressed companies may be premised on a turnaround strategy. If turnarounds are not achieved, these companies could experience failures or substantial declines in value, and the Fund may not be able to divest itself of such unprofitable investments in a timely fashion or at all. Additionally, turnarounds may not be achieved within the contemplated investment horizons.
The value of distressed instruments tends to be more volatile and may have an increased price sensitivity to changing interest rates and adverse economic and business developments than other securities or instruments. Distressed credit investments are often more sensitive to company-specific developments and changes in economic conditions than other securities. Furthermore, distressed debt instruments are often unsecured and may be subordinated to senior debt. Accordingly, an investment in the Fund should only be considered by persons who can afford a loss of their entire investment.
Mezzanine Investments.
Most of the Fund’s mezzanine investments (if any) are expected to be unsecured and made in companies whose capital structures have significant indebtedness ranking ahead of the investments, all or a significant portion of which may be secured. While the investments may benefit from the same or similar financial and other covenants as those enjoyed by the indebtedness ranking ahead of the investments and may benefit from cross-default provisions and security over the issuer’s assets, some or all of such terms may not be part of particular investments. Moreover, the ability of the Fund to influence an issuer’s affairs, especially during periods of financial distress or following an insolvency, is likely to be substantially less than that of senior creditors. Mezzanine investments generally are subject to various risks, including, without limitation: (i) a subsequent characterization of an investment as a “fraudulent conveyance”; (ii) the recovery as a “preference” of liens perfected or payments made on account of a debt in the 90 days before a bankruptcy filing; (iii) equitable subordination claims by other creditors;
(iv) so-called
“lender liability” claims by the issuer of the obligations; and (v) environmental liabilities that may arise with respect to collateral securing the obligations.
Interest Rate Risk.
General interest rate fluctuations and changes in credit spreads on floating rate loans may have a substantial negative impact on the Fund’s investments and investment opportunities and, accordingly, may have a material adverse effect on the Fund’s rate of return on invested capital, the Fund’s net investment income and the Fund’s NAV. Certain of the Fund’s debt investments will have variable interest rates that reset periodically based on benchmarks such as LIBOR, SOFR and the prime rate, so an increase in interest rates may make it more difficult for issuers to service their obligations under the debt investments that the Fund will hold. In addition, to the extent the Fund borrows money to make investments, its returns will depend, in part, upon the difference between the rate at which it borrows funds and the rate at which it invests those funds. As a result, there can be no assurance that a significant change in market interest rates will not have a material adverse effect on the Fund’s net investment income to the extent it uses debt to finance its investments. In periods of rising interest rates, the Fund’s cost of funds would increase, which could reduce its net investment income. In general, rising interest rates will negatively impact the price of a fixed rate debt instrument and falling interest rates will have a positive effect on price. Adjustable rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). From time to time, the Fund may be exposed to medium- to long-term spread duration securities. Longer spread duration securities have a greater adverse price impact to increases in interest rates. Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules.
If general interest rates rise, there is a risk that the portfolio companies in which the Fund holds floating rate securities will be unable to pay escalating interest amounts, which could result in a default under their loan documents. Rising interest rates could also cause portfolio companies to shift cash from other productive uses to the payment of interest, which may have a material adverse effect on their business and operations and could, over time, lead to increased defaults. In addition, rising interest rates may increase pressure on the Fund to provide fixed rate loans to the Fund’s portfolio companies, which could adversely affect the Fund’s net investment income, as increases in the cost of borrowed funds would not be accompanied by increased interest income from such fixed-rate investments.

Inflation Risk.
Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of investments and distributions can decline. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to shareholders.
Physical Commodities Investments Risk.
The Fund may invest a portion of its assets in securities and credit instruments associated with physical commodities assets, including infrastructure and aviation, which have historically experienced substantial price volatility. The value of companies engaged in these industries is affected by (i) changes in general economic and market conditions; (ii) changes in environmental, governmental and other regulations; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) surplus capacity and depletion concerns; (viii) the availability of financing; and (ix) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of these investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. The Adviser’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic. The value of securities in these industries may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.
Upon a loan event of default, the lender will typically accelerate the maturity of the loan and, if the loan is not then paid, a secured lender will then typically exercise secured creditor remedies, such as foreclosure, against the collateral (typically represented in such a case by either a bill of lading, a warehouse receipt, or another document of title that evidences ownership to the collateral). The foreclosure process will be either a public auction or a private sale among interested bidders and must be conducted in a commercially reasonable manner. The winning bidder will become the owner of the collateral for all purposes once it pays its winning bid price. To the extent the winning bid exceeds the amount owed on the loan, the secured lender is obligated to remit the surplus to the borrower/pledgor, once the lender has been paid off in full on its loan. To the extent the winning bid is less than the amount owed on the loan, the secured lender will have a deficiency claim against the borrower/pledgor, after the amounts owed to the lender are repaid in part with the proceeds of the winning bid amount. At no point will the Fund have any beneficial ownership of the underlying commodity.
Sovereign Bond Risks.
Investments in sovereign bonds involves special risks not present in corporate bonds. The governmental authority that controls the repayment of the bonds may be unable or unwilling to make interest payments and/or repay the principal on its bonds or to otherwise honor its obligations. If an issuer of sovereign bonds defaults on payments of principal and/or interest, the Fund may have limited recourse against the issuer. During periods of economic uncertainty, the market prices of sovereign bonds, and the Fund’s NAV, may be more volatile than prices of corporate bonds, which may result in losses. In the past, certain governments of emerging market countries have declared themselves unable to meet their financial obligations on a timely basis, which has resulted in losses for holders of sovereign bonds.
Several factors may affect (i) the ability of a government, its agencies, instrumentalities or its central bank to make payments on the debt it has issued, including securities that the investment personnel believe are likely to be included in restructurings of the external debt obligations of the issuer in question, (ii) the market value of such debt and (iii) the inclusion of sovereign debt in future restructurings, including such issuer’s (x) balance of trade and access to international financing, (y) cost of servicing such obligations, which may be affected by changes in international interest rates, and (z) level of international currency reserves, which may affect the amount of exchange available for external debt payments. Significant ongoing uncertainties and exposure to adverse conditions may undermine the issuer’s ability to make timely payment of interest and principal, and issuers may default on their sovereign debt.
Many jurisdictions in the markets in which the Fund invests have a history of default on external debt when their economies experience a downturn. These risks of sovereign default could adversely affect the value of the Fund’s portfolio. Further, certain of these markets are dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. In addition, the economies of certain of these markets may be based predominantly on only a few commodities or industries and therefore may be vulnerable to changes in commodity prices or trade conditions. Economic disruptions in such jurisdictions could lead to increased volatility in equity and other markets and a sovereign default could lead to substantial losses in value in these markets, potentially compounded by currency and foreign exchange conversion restrictions. Such events could lead to a material, if not complete, loss of the Fund’s investment in that jurisdiction.

Preferred Stock.
Investments in preferred stock involve risks related to priority in the event of bankruptcy, insolvency or liquidation of the issuing company and how dividends are declared. Preferred stock ranks junior to debt securities in an issuer’s capital structure and, accordingly, is subordinate to all debt in bankruptcy. Preferred stock generally has a preference as to dividends. Such dividends are generally paid in cash (or additional shares of preferred stock) at a defined rate, but unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock may also be subject to optional or mandatory redemption provisions.
Convertible Securities.
Convertible securities (including contingent convertible securities) are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security generally entitles its holder to receive interest or a dividend until the convertible security matures or is redeemed or converted. Convertible securities generally: (i) have higher yields than the dividends on the underlying common stocks, but lower yields than non-convertible
securities of a comparable duration; (ii) are less volatile in price than the underlying common stock due to their fixed-income characteristics; (iii) have a significant option component to their value which is directly impacted by the prevailing market volatility and interest rates; and (iv) provide the potential for capital appreciation if the market price of the underlying common stock increases.
The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion feature) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase) as well as market volatility (with the conversion value increasing as market volatility increases). The credit standing of the issuer and other factors may also have an effect on investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent that the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income security. Generally, the amount of the premium decreases (as with an option) as the convertible security approaches maturity.
A convertible security may be subject to redemption at the option of the issuer. If a convertible security held by the Fund is called for redemption, the Fund will be required either to permit the issuer to redeem the security or convert it into the underlying common stock. Either of these actions could have an adverse effect on the value of the position.
Contingent Convertible Securities.
Contingent convertible securities are a form of hybrid debt security that are intended to either convert into equity or have their principal written down upon the occurrence of certain “triggers.” In certain circumstances, the principal of contingent convertible securities may be written down to zero even when the underlying equity may retain value. The value of contingent convertible securities is unpredictable and will be influenced by many factors including, without limitation: (i) the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; (ii) supply and demand for the contingent convertible securities; (iii) general market conditions and available liquidity; and (iv) economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Investments in contingent convertible securities may be considered speculative.
Risks Associated with Changes in LIBOR.
On July 27, 2017, the United Kingdom (the “UK”) Financial Conduct Authority announced that it intended to stop persuading or compelling banks to submit LIBOR rates after 2021. More recently, the administrator of LIBOR announced that it will cease the publication of the one week and two month LIBOR settings immediately following the LIBOR publication on December 31, 2021, and the remaining U.S. dollar LIBOR settings immediately following the LIBOR publication on June 30, 2023. In connection with supervisory guidance from regulators, certain regulated entities have ceased to enter into certain new LIBOR contracts after January 1, 2022. It is not possible to predict the effect of these changes, any establishment of alternative reference rates or any other reforms to LIBOR that may be enacted in the UK or elsewhere. It is possible that banks will not continue to provide submissions for the calculation of LIBOR. Similarly, it is not possible to predict whether LIBOR will continue to be viewed as an acceptable market benchmark, what rate or rates may become accepted alternatives to LIBOR, or what the effect of any such changes in views or alternatives may have on the financial markets for LIBOR-linked financial instruments.
To identify a successor rate for U.S. dollar LIBOR, the Alternative Reference Rates Committee (“ARRC”), a U.S.-based group convened by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York, was formed. Financial regulators in the UK, the European Union (the “EU”), Japan and Switzerland also formed working groups with the aim of recommending alternatives to LIBOR denominated in their local currencies. On July 22, 2021, the ARRC formally recommended SOFR as its preferred alternative rate for LIBOR. SOFR is a measure of the cost of borrowing cash overnight, collateralized by U.S. Treasury securities, and is based on directly observable U.S. Treasury-backed repurchase transactions. Although SOFR appears to be the preferred replacement rate for U.S. dollar LIBOR, it is unclear if other benchmarks may emerge or if other rates will be adopted outside the U.S. The Bank of England’s current nominated replacement for sterling LIBOR is the Sterling Overnight Interbank Average Rate (“SONIA”). Given the inherent differences between LIBOR and SOFR, or any other alternative benchmark rate that may be established, including SONIA, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate.
In any event, LIBOR is likely to perform differently than in the past and, ultimately, cease to exist as a global benchmark going forward. Until an alternative benchmark rate(s) becomes generally accepted and regularly implemented in the market, the uncertainty as to the future of LIBOR, its eventual phase-out,
the transition to one or more alternate benchmark rate(s), and the implementation of such new benchmark rate(s) may impact a number of factors, which, either alone or in the aggregate, may cause a material adverse effect on the Fund’s performance and the Fund’s ability to achieve its investment objective. The Adviser does not have prior experience in investing during a period of benchmark rate transition and there can be no assurance that the Adviser will be able to manage its business in a profitable manner before, during or after such transition.
The discontinuance of LIBOR may require the Fund to renegotiate credit agreements entered into prior to the discontinuation of LIBOR and extending beyond the discontinuance with the Fund’s portfolio companies that utilize LIBOR as a factor in determining the interest rate, in order to replace LIBOR with the new standard that is established, which may have an adverse effect on the Fund’s ability to receive attractive returns.
In addition, the Fund may need to renegotiate certain terms of the Fund’s credit facility. If the Fund is unable to do so, amounts outstanding under the Fund’s credit facility may bear interest at a higher rate, which would increase the cost of the Fund’s borrowings and, in turn, affect the Fund’s return on capital.
Depending on several factors, including those set forth above, and the related costs of negotiating and documenting necessary changes to documentation, the Fund’s business, financial condition and results of operations could be materially adversely impacted by the market transition or reform of certain reference rates and benchmarks. Other factors include the pace of the transition to replacement or reformed rates, the specific terms and parameters for and market acceptance of any alternative reference rates, prices and liquidity of trading markets for products based on alternative reference rates, and the Fund’s ability to transition and develop appropriate systems and analytics for one or more alternative reference rates.
Securities on a When-Issued or Forward Commitment Basis.
The Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis to acquire the security or to hedge against anticipated changes in interest rates and prices. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it might incur a gain or loss. There is always a risk that the securities may not be delivered and that the Fund may incur a loss. Settlements in the ordinary course, which may take substantially more than five business days, are not treated by the Fund as when-issued or forward commitment transactions. The settlements of secondary market purchases of senior loans in the ordinary course, on a settlement date beyond the period expected by loan market participants are subject to delayed compensation. Furthermore, the purchase of a senior loan in the secondary market is typically negotiated and finalized pursuant to a binding trade confirmation, and therefore, the risk of non-delivery
of the security to the Fund is reduced or eliminated when compared with such risk when investing in when-issued or forward commitment securities.

Equity Investments
. The Fund may purchase equity securities. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities also include, among other things, preferred securities, convertible stocks and warrants. The values of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities. These risks are generally magnified in the case of equity investments in distressed companies.
Investments in Publicly Traded Companies.
The Fund’s investment portfolio may contain securities or instruments issued by publicly-held companies. Such investments may subject the Fund to risks that differ in type or degree from those involved with investments in privately-held companies. Such risks include, without limitation, greater volatility in the valuation of such companies, increased obligations to disclose information regarding such companies, limitations on the ability of the Fund to dispose of such securities or instruments at certain times, increased likelihood of shareholder litigation against such companies’ board members (which may include members of the Adviser) and increased costs associated with each of the aforementioned risks.
In addition, in respect of the Fund’s publicly traded debt investments, the Fund will not obtain financial covenants or other contractual rights, including management rights, that it might otherwise be able to obtain in making privately-negotiated investments. Moreover, the Fund may not have the same access to information in connection with investments in public securities, either when investing a potential investment or after making an investment, as compared to privately-negotiated investments. Furthermore, the Fund may be limited in its ability to make investments, and to sell existing investments, in public securities because the Adviser may be deemed to have material, nonpublic information regarding the issuers of those securities or as a result of other internal policies.
Private Investments in Public Equity
. The Fund may purchase equity securities in a private placement that are issued by issuers who have outstanding, publicly-traded equity securities of the same class (“private investments in public equity” or “PIPEs”). Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.
Prepayment Risk.
Prepayment risk relates to the early repayment of principal on a loan or debt security. Loans are generally callable at any time, and certain loans may be callable at any time at no premium to par. The Adviser is generally unable to predict the rate and frequency of such repayments. Whether a loan is called will depend both on the continued positive performance of the issuer and the existence of favorable financing market conditions that allow such issuer the ability to replace existing financing with less expensive capital. As market conditions change frequently, the Adviser will often be unable to predict when, and if, this may be possible for each of the Fund’s issuers. Having the loan or other debt instrument called early may have the effect of reducing the Fund’s actual investment income below its expected investment income if the capital returned cannot be invested in transactions with equal or greater yields.
Investments in Highly Leveraged Issuers.
The Fund’s investments are expected to include investments in issuers whose capital structures have significant leverage (including substantial leverage senior to the Fund’s investments), a considerable portion of which may be at floating interest rates. The leveraged capital structure of such issuers will increase their exposure to adverse economic factors such as rising interest rates, downturns in the economy or further deteriorations in the financial condition of the issuer or its industry. This leverage may result in more serious adverse consequences to such companies (including their overall profitability or solvency) in the event these factors or events occur than would be the case for less leveraged issuers. In using leverage, these issuers may be subject to terms and conditions that include restrictive financial and operating covenants, which may impair their ability to finance or otherwise pursue their future operations or otherwise satisfy additional capital needs. Moreover, rising interest rates may significantly increase the issuers or project’s interest expense, or a significant industry downturn may affect a company’s ability to generate positive cash flow, in either case causing an inability to service outstanding debt. The Fund’s investments may be among the most junior financing in an issuer’s capital structure. In the event such issuer cannot generate adequate cash flow to meet debt obligations, the company may default on its loan agreements or be forced into bankruptcy resulting in a restructuring or liquidation of the company, and the Fund, particularly in light of the subordinated and/or unsecured position of the Fund’s investments, may suffer a partial or total loss of capital invested in the company, which could adversely affect the return of the Fund.

Bankruptcy and Restructuring Risk.
The Fund may invest in restructurings involving, or otherwise acquire or hold securities and other obligations of, issuers that are in financial difficulty, and/or may be in, entering, or emerging from, bankruptcy proceedings.
Bankruptcy or other insolvency proceedings are highly complex and may result in unpredictable outcomes. In any investment opportunity involving work-outs, liquidations, spin-offs, reorganizations, bankruptcies and similar transactions, there exists the risk that the contemplated transaction may be unsuccessful. Similarly, if an anticipated transaction does not in fact occur, the Fund may be required to sell the investment at a loss. The level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial difficulties is unusually high. Because there is a substantial uncertainty concerning the outcome of transactions involving financially troubled companies in which the Fund may invest, there is a potential risk of loss of the entire investment in such companies, as well as the risk that the Fund may be required to accept cash or new securities with a value less than the Fund’s original investment and/or may be required to accept payment over an extended period of time. Under such circumstances, the returns generated from the Fund’s investments may not compensate it adequately for the risks assumed.
The return on investment sought or targeted by the Fund in any investment in a restructuring may depend upon the restructuring progressing in a particular manner or resulting in a particular outcome (including regarding the conversion or repayment of the Fund’s investments). There can be no assurance that any such outcome, development or result will occur or be successful and, as a result, the premise underlying the Fund’s investment may never come to fruition and the Fund’s returns may be adversely affected. Investments in restructurings could, in certain circumstances, subject the Fund to certain additional potential liabilities that may exceed the value of the Fund’s original investment therein. For instance, under certain circumstances, payments to the Fund and distributions to Shareholders may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance, preferential payment or similar transaction under applicable bankruptcy and insolvency laws. Furthermore, investments in restructurings may be adversely affected by statutes relating to, among other things, fraudulent conveyances, voidable preferences, lender liability and the court’s discretionary power to disallow, subordinate or disenfranchise particular claims or characterize investments made in the form of debt as equity contributions. For certain restructurings, the Fund may utilize blocker corporations, which may incur federal and state income taxes. In restructurings, whether constituting liquidation (both in and out of bankruptcy) and other forms of corporate reorganization, there exists the risk that the restructuring either will be unsuccessful (due to, for example, failure to obtain requisite approvals), will be delayed (for example, until various liabilities, actual or contingent, have been satisfied) or will result in a distribution of cash or a new security or instrument the value of which will be less than the purchase price to the Fund of the security in respect to which such distribution was made. The Fund may not be “hedged” against market fluctuations, or, in liquidation situations, may not accurately value the assets of the company being liquidated. This can result in losses, even if the proposed restructuring is consummated. Under certain circumstances, a lender that has inappropriately exercised control of the management and policies of a debtor may have its claims subordinated or disallowed, or may be found liable for damages suffered by parties as a result of such actions.
When a company seeks relief under the U.S. Bankruptcy Code (or has a petition filed against it), an automatic stay prevents all entities, including creditors, from foreclosing or taking other actions to enforce claims, perfect liens or reach collateral securing such claims. Creditors who have claims against the company prior to the date of the bankruptcy filing must petition the court to permit them to take any action to protect or enforce their claims or their rights in any collateral. Such creditors may be prohibited from doing so if the court concludes that the value of the property in which the creditor has an interest will be “adequately protected” during the proceedings. If the Bankruptcy Court’s assessment of adequate protection is inaccurate, a creditor’s collateral may be wasted without the creditor being afforded the opportunity to preserve it. Thus, even if the Fund holds a secured claim, it may be prevented from collecting the liquidation value of the collateral securing its debt, unless relief from the automatic stay is granted by the court. Bankruptcy proceedings are inherently litigious, time consuming, highly complex and driven extensively by facts and circumstances, which can result in challenges in predicting outcomes. The equitable power of bankruptcy judges also can result in uncertainty as to the ultimate resolution of claims.
Security interests held by creditors are closely scrutinized and frequently challenged in bankruptcy proceedings and may be invalidated for a variety of reasons. For example, security interests may be set aside because, as a technical matter, they have not been perfected properly under the Uniform Commercial Code or other applicable law. If a security interest is invalidated, the secured creditor loses the value of the collateral and because loss of the secured status causes the claim to be treated as an unsecured claim, the holder of such claim will almost certainly experience a significant loss of its investment. There can be no assurance that the security interests securing the Fund’s claims will not be challenged vigorously and found defective in some respect, or that the Fund will be able to prevail against the challenge.

Moreover, debt may be disallowed or subordinated to the claims of other creditors if the creditor is found guilty of certain inequitable conduct resulting in harm to other parties with respect to the affairs of a company filing for protection from creditors under the U.S. Bankruptcy Code. Creditors’ claims may be treated as equity if they are deemed to be contributions to capital, or if a creditor attempts to control the outcome of the business affairs of a company prior to its filing under the U.S. Bankruptcy Code. Serving on an official or unofficial creditors’ committee, for example, increases the possibility that the Fund will be deemed an “insider” or a “fiduciary” of an issuer it has so assisted and may increase the possibility that the Bankruptcy Court would invoke the doctrine of “equitable subordination” with respect to any claim or equity interest held by the Fund in such issuer and subordinate any such claim or equity interest in whole or in part to other claims or equity interests in such issuer. Claims of equitable subordination may also arise outside of the context of the Fund’s committee activities. If a creditor is found to have interfered with a company’s affairs to the detriment of other creditors or shareholders, the creditor may be held liable for damages to injured parties. While the Fund will attempt to avoid taking the types of action that would lead to equitable subordination or creditor liability, there can be no assurance that such claims will not be asserted or that the Fund will be able to successfully defend against them. In addition, if representation of a creditors’ committee of an issuer causes the Fund or the Adviser to be deemed an affiliate of such issuer, the securities of such issuer held by the Fund may become restricted securities, which are not freely tradable.
While the challenges to liens and debt described above normally occur in a bankruptcy proceeding, the conditions or conduct that would lead to an attack in a bankruptcy proceeding could in certain circumstances result in actions brought by other creditors of the debtor, shareholders of the debtor or even the debtor itself in other state or U.S. federal proceedings, including pursuant to state fraudulent transfer laws. As is the case in a bankruptcy proceeding, there can be no assurance that such claims will not be asserted or that the Fund will be able to defend against them successfully. To the extent the Fund assumes an active role in any legal proceeding involving the debtor, the Fund may be prevented from disposing of securities or instruments issued by the debtor due to the Fund’s possession of material, non-public
information concerning the debtor.
From time to time, the Fund may invest in or extend loans to companies that have filed for protection under Chapter 11 of the U.S. Bankruptcy Code. These debtor-in-possession
or “DIP” loans are most often revolving working-capital facilities put into place at the outset of a Chapter 11 case to provide the debtor with both immediate cash and the ongoing working capital that will be required during the reorganization process. While such loans are generally less risky than many other types of loans as a result of their seniority in the debtor’s capital structure and because their terms have been approved by a federal bankruptcy court order, it is possible that the debtor’s reorganization efforts may fail and the proceeds of the ensuing liquidation of the DIP lender’s collateral might be insufficient to repay in full the DIP loan.
In addition, issuers located in
non-U.S.
jurisdictions may be involved in restructurings, bankruptcy proceedings and/or reorganizations that are not subject to laws and regulations that are similar to the U.S. Bankruptcy Code and the rights of creditors afforded in U.S. jurisdictions. To the extent such
non-U.S.
laws and regulations do not provide the Fund with equivalent rights and privileges necessary to promote and protect its interest in any such proceeding, the Fund’s investments in any such issuer may be adversely affected. For example, bankruptcy law and process in a
non-U.S.
jurisdiction may differ substantially from that in the United States, resulting in greater uncertainty as to the rights of creditors, the enforceability of such rights, reorganization timing and the classification, seniority and treatment of claims. In certain developing countries, although bankruptcy laws have been enacted, the process for reorganization remains highly uncertain.
Non-Performing
Investments.
The Fund’s portfolio may include investments whose underlying collateral are
“non-performing”
and that are typically highly leveraged, with significant burdens on cash flow and, therefore, involve a high degree of financial risk. During an economic downturn or recession, securities of financially troubled or operationally troubled issuers are more likely to go into default than securities or instruments of other issuers. Securities or instruments of financially troubled issuers and operationally troubled issuers are less liquid and more volatile than securities or instruments of companies not experiencing financial difficulties. Investment, directly or indirectly in the financially and/or operationally troubled issuers involves a high degree of credit and market risk. These difficulties may never be overcome and may cause borrowers to become subject to bankruptcy or other similar administrative proceedings. There is a possibility that the Fund may incur substantial or total losses on its investments and in certain circumstances, subject the Fund to certain additional potential liabilities that may exceed the value of the Fund’s original investment therein.

Risks of Certain
Non-U.S.
Investments.
The Fund expects to invest a portion of its portfolio outside of the United States.
Non-U.S.
securities or instruments involve certain factors not typically associated with investing in U.S. securities or instruments, including risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various
non-U.S.
currencies in which the Fund’s
non-U.S.
investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences in conventions relating to documentation, settlement, corporate actions, stakeholder rights and other matters; (iii) differences between the U.S. and
non-U.S.
securities markets, including higher rates of inflations, higher transaction costs and potential price volatility in, and relative illiquidity of, some
non-U.S.
securities markets; (iv) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less governmental supervision and regulation in some countries; (v) certain economic, social and political risks, including potential exchange control regulations and restrictions on
non-U.S.
investment and repatriation of capital, the risks of political, economic or social instability, including the risk of sovereign defaults, and the possibility of expropriation or confiscatory taxation and adverse economic and political development; (vi) the possible imposition of
non-U.S.
taxes on income and gains recognized with respect to such securities or instruments; (vii) differing, and potentially less well developed or well-tested laws regarding creditor’s rights (including the rights of secured parties), corporate governance, fiduciary duties and the protection of investors; (viii) difficulty in enforcing contractual obligations; (ix) differences in the legal and regulatory environment or enhanced legal and regulatory compliance; (x) reliance on a more limited number of commodity inputs, service providers and/or distribution mechanisms; (xi) political hostility to investments by foreign or private investment fund investors; and (xii) less publicly available information.
In addition, the Fund’s investments in the debt of issuers located in certain
non-U.S.
jurisdictions may be adversely affected as a result of the ownership or control of an equity stake in such issuers by the Adviser and/or its affiliates. For example, in certain circumstances, the Fund could be subject to German “equity substitution rules” (similar to equitable subordination in the United States) if an issuer in which the Fund holds a debt investment and in which the Adviser and/or its affiliates holds an equity investment was to become insolvent. In such case, among other things, (i) the Fund may not be able to enforce its rights with respect to collateral, if any, (ii) the debt held by the Fund may be subordinated and (iii) the receiver may be entitled to reclaim amounts paid to the Fund within one year of the filing for commencement of insolvency proceedings or thereafter. The laws of other
non-U.S.
jurisdictions in which the Fund may seek to invest may have rules similar to Germany’s “equity substitution rules” discussed above, and the consequences to the Fund with respect to such rules may be more or less severe. Moreover, additional laws and regulations in
non-U.S.
jurisdictions in which the Fund may invest may affect the Fund’s investments in such jurisdictions in a manner that differs adversely from the results that would occur under U.S. laws and regulations applied to similar facts.
Additionally, the Fund may be less influential than other market participants in jurisdictions where it or the Adviser do not have a significant presence. The Fund may be subject to additional risks, which include possible adverse political and economic development, possible seizure or nationalization of
non-U.S.
deposits and possible adoption of governmental restrictions which might adversely affect the payment of principal and interest to investors located outside the country of the issuer, whether from currency blockage or otherwise. Furthermore, some of the securities may be subject to brokerage taxes levied by governments, which has the effect of increasing the cost of such investment and reducing the realized gain or increasing the realized loss on such securities at the time of sale. While the Adviser intends, where deemed appropriate, to seek to manage the Fund in a manner that will minimize exposure to the foregoing risks and will take these factors into consideration in making investment decisions for the Fund, there can be no assurance that adverse developments with respect to such risks will not adversely affect the assets of the Fund that are held in certain countries.
Foreign Currency Risks.
A significant portion of the Fund’s investments (and the income and gains received by the Fund in respect of such investments) may be denominated in currencies other than the U.S. dollar. However, the books of the Fund will be maintained, and contributions to and distributions from the Fund will generally be made, in U.S. dollars. Accordingly, changes in foreign currency exchange rates and exchange controls may materially adversely affect the value of the investments and the other assets of the Fund. For example, any significant depreciation in the exchange rate of the Euro, or any other currency in which the Fund makes investments, against the U.S. dollar, could adversely affect the value of dividends or proceeds on investments denominated in the Euro or such other currencies. In addition, the Fund will incur costs, which may be significant, in connection with the conversion of various currencies.

Currency Hedging Risk.
The Adviser may seek to hedge all or a portion of the Fund’s foreign currency risk. For example, the Fund may enter into foreign currency forward contracts to reduce the Fund’s exposure to foreign currency exchange rate fluctuations in the value of foreign currencies. In a foreign currency forward contract, the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined
price at a future date. Forward foreign currency contracts are marked-to-market
at the applicable forward rate. There is no guarantee that it will be practical to hedge currency risks or that any efforts to do so will be successful. The use of foreign currency forward contracts is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments, and there is no guarantee that the use of foreign currency forward contracts will achieve their intended result. If the Adviser is incorrect in its expectation of the timing or level of fluctuation in securities prices, currency prices or other variables, the use of foreign currency forward contracts could result in losses, which in some cases may be significant. A lack of correlation between changes in the value of foreign currency forward contracts and the value of the portfolio assets (if any) being hedged could also result in losses.
Use of Leverage: Risk of Borrowing by the Fund.
The Fund may employ leverage through a secured credit facility to achieve its investment objective and may consider other potential uses in the future. The Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including the Adviser’s assessment of the yield curve environment, interest rate trends, market conditions and other factors. The use of leverage has the potential to magnify losses versus funds that do not employ leverage.
The Fund may incur permanent, Fund-level leverage including through, but not limited to, bridge, subscription, asset-backed facilities, financing transactions from prime brokers or custodians, short-sales and/or related to the Fund’s hedging activities. Borrowings by the Fund will further diminish returns (or increase losses on capital) to the extent overall returns are less than the Fund’s cost of funds. Such debt exposes the Fund to refinancing, recourse and other risks. As a general matter, the presence of leverage can accelerate losses.
Subject to prevailing market conditions, the Fund may add financial leverage if, immediately after such borrowing, it would have asset coverage (as defined in the 1940 Act) of 300% or more (for leverage obtained through debt) or 200% or more (for leverage obtained through preferred stock). For example, if the Fund has USD $100 in Net Assets (as defined below), it may utilize leverage through obtaining debt of up to USD $50, resulting in USD $150 in total assets (or 300% asset coverage). “Net Assets” means the total assets of the Fund minus the Fund’s liabilities. The Fund may use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment.
The Fund is also permitted to borrow amounts up to 5% of the value of the Fund’s total assets for temporary purposes without regard to asset coverage, which borrowings would not be considered senior securities, provided that any such borrowings in excess of 5% of the value of the Fund’s total assets would be subject to the asset coverage ratio requirements of the 1940 Act, even if for temporary purposes.
The Fund may elect to use borrowings, reverse repurchase agreements, the leverage potentially incurred in securities lending and short selling, together with any other senior securities representing indebtedness, by requiring asset coverage (as defined in the 1940 Act) immediately after any borrowing of 300% or more. In the event that the Fund elects not to treat reverse repurchase agreements and similar financing transactions in the same manner of indebtedness, it must treat them as derivatives as discussed below.
The Adviser expects that the Fund’s borrowings may ultimately be secured with a security interest in investments. In times of adverse market conditions, the Fund may be required to post additional collateral which could affect the Fund’s liquidity.
Subject to certain exceptions, the Fund is required to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions if the Fund has elected to treat them as borrowings) subject to a limit on notional derivatives exposure as a limited derivatives user or subject to a value-at-risk
(“VaR”) leverage limit and certain derivatives risk management program and testing requirements and requirements related to board reporting. These requirements may limit the ability of the Fund to invest in derivatives, short sales and similar financing transactions, limit the Fund’s ability to employ certain strategies that use these instruments and/or adversely affect the Fund’s efficiency in implementing its strategy, liquidity and/or ability to pursue its investment objectives.
Leverage creates several major types of risks for Shareholders, including: (i) the likelihood of greater volatility of NAV of Shares, and of the investment return to Shareholders, than a comparable portfolio without leverage; (ii) the possibility either that Share distributions will fall if the interest and other costs of leverage rise, or that distributions paid on Shares will fluctuate because such costs vary over time; (iii) the effects of leverage in a declining market or a rising interest rate environment, as leverage is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged; (iv) to the extent that Fund revenues are required to meet principal payments, Shareholders may be allocated income (and therefore tax liability) in excess of cash distributed; and (v) in certain circumstances, the Fund may be required to dispose of investments at a loss or otherwise on unattractive terms in order to service its debt obligations or meet its debt covenants. In addition, in connection with one or more credit facilities entered into by the Fund , distributions to Shareholders may be subordinated to payments required in connection with any indebtedness contemplated thereby. There can be no assurance that the Fund will have sufficient cash flow to meet its debt service obligations. As a result, the Fund’s exposure to foreclosure and other losses may be increased due to the illiquidity of its investments.
In addition, the Fund may need to refinance its outstanding debt as it matures. There is a risk that the Fund may not be able to refinance existing debt or that the terms of any refinancing may not be as favorable as the terms of the existing loan agreements. If prevailing interest rates or other factors at the time of refinancing result in higher interest rates upon refinancing, then the interest expense relating to that refinanced indebtedness would increase. These risks could adversely affect the Fund’s financial condition, cash flows and the return on its investments.
With respect to any asset-backed facility entered into by the Fund (or an affiliate thereof), a decrease in the market value of the Fund’s investments (due to market conditions, the fair valuation of the Fund’s investments or otherwise) would increase the effective amount of leverage and could result in the possibility of a violation of certain financial covenants pursuant to which the Fund must either repay the borrowed funds to the lender. Liquidation of the Fund’s investments at an inopportune time in order to satisfy such financial covenants could adversely impact the performance of the Fund and could, if the value of its investments had declined significantly, cause the Fund to lose all or a substantial amount of its capital. In the event of a sudden, precipitous drop in the value of the Fund’s assets, the Fund might not be able to dispose of assets quickly enough to pay off its debt resulting in a foreclosure or other total loss of some or all of the pledged assets. Fund-level debt facilities typically include other covenants such as, but not limited to, covenants against the Fund incurring or being in default under other recourse debt, including certain Fund guarantees of asset level debt, which, if triggered could cause adverse consequences to the Fund if it is unable to cure or otherwise mitigate such breach.
Change of Law Risk.
Government counterparties or agencies may have the discretion to change or increase regulation of a portfolio investment’s operations or implement laws or regulations affecting the portfolio investment’s operations, separate from any contractual rights it may have. A portfolio investment also could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on such portfolio company. Governments have considerable discretion in implementing regulations and tax reform, including, for example, the possible imposition or increase of taxes on income earned by a portfolio company or gains recognized by the Fund on its investment in such portfolio company, that could impact a portfolio company’s business as well as the Fund’s return on investment with respect to such portfolio company.
Force Majeure Risk.
Issuers may be affected by force majeure events (
i.e.
, events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Some force majeure events may adversely affect the ability of a party (including an issuer or a counterparty to the Fund or an issuer) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to an issuer or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund may invest specifically. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more issuers or its assets, could result in a loss to the Fund, including if its investment in such issuer is cancelled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its investments.
Terrorist Activities.
Terrorist attacks have caused instability in the world financial markets and may generate global economic instability. The continued threat of terrorism and the impact of military or other action could affect the Fund’s financial results.
Regulatory Approvals.
The Fund may invest in portfolio companies believed to have obtained all material United States federal, state, local or
non-U.S.
approvals, if any, required as of the date thereof to acquire and operate their facilities. In addition, the Fund may be required to obtain the consent or approval of applicable regulatory authorities in order to acquire or hold certain ownership positions in portfolio companies. A portfolio company could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on such portfolio company. For example, in the case of oil and gas drilling, handling and transportation, such activities are extensively regulated, and statutory and regulatory requirements may include those imposed by energy, zoning, environmental, health, safety, labor and other regulatory or political authorities. Moreover, additional regulatory approvals, including without limitation, renewals, extensions, transfers, assignments, reissuances or similar actions, may become applicable in the future due to a change in laws and regulations, a change in the companies’ customers or for other reasons. There can be no assurance that a portfolio company will be able to (i) obtain all required regulatory approvals that it does not have at the time of the Fund’s investment or that it may be required to have in the future; (ii) obtain any necessary modifications to existing regulatory approvals; or (iii) maintain required regulatory approvals. Delay in obtaining or failure to obtain and maintain in full force and effect any regulatory approvals, or amendments thereto, or delay or failure to satisfy any regulatory conditions or other applicable requirements could prevent operation of a facility or sales to or from third parties or could result in fines or additional costs to a portfolio company. Regulatory changes in a jurisdiction where a portfolio investment is located may make the continued operation of the portfolio investment infeasible or economically disadvantageous and any expenditures made to date by such portfolio investment may be wholly or partially written off. The locations of the portfolio investments may also be subject to government exercise of eminent domain power or similar events. Any of these changes could significantly increase the regulatory-related compliance and other expenses incurred by the portfolio investments and could significantly reduce or entirely eliminate any potential revenues generated by one or more of the portfolio investments, which could materially and adversely affect returns to the Fund.
Political and Societal Challenges.
Energy and energy-related infrastructure projects may be subject to siting requirements. Siting of energy projects is also frequently subject to regulation by applicable state, county and local authorities. For example, proposals to site an energy plant or engage in drilling activities in a particular location may be challenged by a number of parties, including special interest groups based on alleged security concerns, disturbances to natural habitats for wildlife and adverse aesthetic impacts, including the common “not in my backyard” phenomenon. Concerns regarding some of the techniques used in the extraction of shale gas in order to enhance recovery, such as the use of natural gas hydraulic fracturing (also known as “fracking”) may also arise, which may require governmental permits or approvals and which have recently been the subject of heightened environmental concerns and public opposition in some jurisdictions (as more fully described below). The failure of any portfolio investment to receive, renew or maintain any required permits or approvals or any inability to satisfy any requirement of any permits or approvals may result in increased compliance costs, the need for additional capital expenditures or a suspension of project operations.
Environmental Matters.
Environmental laws, regulations and regulatory initiatives play a significant role in the electric power industry and can have a substantial impact on investments in this industry. For example, global initiatives to minimize pollution have played a major role in the increase in demand for natural gas and alternative energy sources, creating numerous new investment opportunities. Conversely, required expenditures for environmental compliance have adversely impacted investment returns in a number of segments of the industry. The electric power industry will continue to face considerable oversight from environmental regulatory authorities and significant influence from non-governmental
and special interest groups, and the Adviser will seek to evaluate carefully the expected impact of environmental compliance on all potential investments. The Fund may invest in portfolio companies that are subject to changing and increasingly stringent environmental and health and safety laws, regulations and permit requirements. There can be no guarantee that all costs and risks regarding compliance with environmental laws and regulations can be identified. New and more stringent environmental and health and safety laws, regulations and permit requirements or stricter interpretations of current laws or regulations could impose substantial additional costs on portfolio companies or potential investments. Compliance with such current or future environmental requirements does not ensure that the operations of the portfolio companies will not cause injury to the environment or people under all circumstances or that the portfolio companies will not be required to incur additional unforeseen environmental expenditures. In particular, the oil and gas industry, for example, is subject to environmental hazards, such as oil spills, natural gas leaks and ruptures, discharges of petroleum products and hazardous substances and historic disposal activities. These environmental hazards could expose the Fund’s investments to material liabilities for property damages, personal injuries or other environmental harm, including costs of investigating and remediating contaminated properties. Moreover, failure to comply with any regulatory or legal requirements could have a material adverse effect on a portfolio company, and there can be no assurance that portfolio companies will at all times comply with all applicable environmental laws, regulations and permit requirements. Past practices or future operations of portfolio companies could also result in material personal injury or property damage claims. Any noncompliance with these laws and regulations could subject the Fund and its properties to material administrative, civil or criminal penalties or other liabilities. Certain environmental laws and regulations may require that an owner or operator of an asset address prior environmental contamination, which could involve substantial cost. Such laws and regulations often impose liability without regard to whether the owner or operator knew of, or was responsible for, the release or presence of environmental contamination. The Fund may therefore be exposed to substantial risk of loss as a result of environmental claims against portfolio companies. Community and environmental groups may protest about the development or operation of power generation assets which may induce government action to the detriment of the Fund. Some of the most onerous environmental requirements regulate air emissions of pollutants and greenhouse gases; these requirements may particularly affect companies in the energy sector, and in particular in its power generation fragment.
Derivatives Risks.
Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index, and may relate to individual debt or equity instruments, interest rates, currencies or currency exchange rates, commodities, related indexes and other assets. The Fund may, directly or indirectly, use various derivative instruments including, but not limited to, options contracts, futures contracts, forward contracts, options on futures contracts, indexed securities, credit default swaps, interest rate swaps and other swap agreements primarily for hedging and risk management purposes. The Fund may treat reverse repurchase agreements and similar financing transactions as derivatives. The Fund also may use derivative instruments for investment purposes and/or to approximate or achieve the economic equivalent of an otherwise permitted investment (as if the Fund directly invested in the securities, loans or claims of the subject portfolio company) or if such instruments are related to an otherwise permitted investment. The Fund’s use of derivative instruments involves investment risks and transaction costs to which the Fund would not be subject absent the use of these instruments and, accordingly, may result in losses greater than if they had not been used. The use of derivative instruments may have risks including, among others, leverage risk, market risk, volatility risk, duration mismatch risk, correlation risk, counterparty risk, market liquidity risk, fund liquidity risk and legal and operational risk. When used for hedging or synthetic investment purposes, an imperfect or variable degree of correlation between price movements of the derivative instrument and the underlying investment sought to be hedged or tracked may prevent the Fund from achieving the intended hedging effect or expose the Fund to the risk of loss. Derivative instruments, especially when traded in large amounts by the Fund or other investors with a concentrated exposure, may not be liquid in all circumstances, so that in volatile markets the Fund may not be able to close out a position without incurring a loss. In addition, daily limits on price fluctuations and speculative position limits on exchanges on which the Fund may conduct its transactions in derivative instruments may prevent prompt liquidation of positions, subjecting the Fund to the potential of greater losses. Exchange-traded derivatives may experience increased settlement risk when trade volumes dramatically increase such that a futures commission merchant or options exchange may not be able to reconcile their positions in the ordinary course. This could cause a delay in calculation of the NAV of the Fund and result in losses. Derivative instruments that may be purchased or sold by the Fund may include instruments not traded on an exchange. Derivative instruments not traded on exchanges are also not subject to the same type of government regulation as exchange traded instruments, and many of the protections afforded to participants in a regulated environment may not be available in connection with such transactions. In addition, significant disparities may exist between “bid” and “asked” prices for derivative instruments that are not traded on an exchange. Additionally, when a company defaults or files for protection from creditors (
e.g.
, U.S. chapter 11 proceedings), the use of derivative instruments presents special risks associated with the potential imbalance between the derivatives market and the underlying securities market. In such a situation, physical certificates representing such securities may be required to be delivered to settle trades and the potential shortage of such actual certificates relative to the number of derivative instruments may cause the price of the actual certificated debt securities to rise, which may adversely affect the holder of such derivative instruments. The risk of nonperformance by the counterparty on such an instrument may be greater and the ease with which the Fund can dispose of or enter into closing transactions with respect to such an instrument may be less than in the case of an exchange traded instrument. The stability and liquidity of derivative investments depend in large part on the creditworthiness of the parties to the transactions. If there is a default by the counterparty to such a transaction, the Fund will under most normal circumstances have contractual remedies pursuant to the agreements related to the transaction. However, exercising such contractual rights may involve delays or costs which could result in a loss to the Fund. Furthermore, there is a risk that any of such counterparties could become insolvent. It should be noted that in purchasing derivative instruments, the Fund typically will not have the right to vote on matters requiring a vote of holders of the underlying investment. Moreover, derivative instruments, and the terms relating to the purchase, sale or financing thereof, are also typically governed by complex legal agreements. As a result, there is a higher risk of dispute over interpretation or enforceability of the agreements. It should also be noted that the regulation of derivatives is evolving in the United States and in other jurisdictions and is expected to increase, which could impact the Fund’s ability to transact in such instruments and the liquidity of such instruments. The Adviser may cause the Fund to take advantage of investment opportunities with respect to derivative instruments that are neither presently contemplated nor currently available, but which may be developed in the future, to the extent such opportunities are both consistent with the Fund’s investment objective and legally permissible. Any such investments may expose the Fund to unique and presently indeterminate risks, the impact of which may not be capable of determination until such instruments are developed and/or the Adviser determines to make such an investment.

Options and Futures Risk.
The Fund may utilize options and futures contracts and
so-called
“synthetic” options or other derivatives written by broker-dealers or other permissible intermediaries. Options transactions may be effected on securities exchanges or in the OTC market. When options are purchased OTC, the Fund’s portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and, in such cases, the Fund may have difficulty closing out its position. OTC options also may include options on baskets of specific securities.
The Fund may purchase call and put options on specific securities, and may write and sell covered or uncovered call and put options for hedging purposes in pursuing its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A covered call option is a call option with respect to which the seller of the option owns the underlying security. The sale of a call option exposes the seller during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security. In the sale of a put, losses may be significant, and, in the sale of a call, losses can be unlimited.
The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. In such a case, the Fund will realize a profit or loss if the amount paid to purchase an option is less or more than the amount received from the sale of the option.
Purchasing a futures contract creates an obligation to take delivery of the specific type of financial instrument at a specific future time at a specific price for contracts that require physical delivery, or net payment for cash-settled contracts. Engaging in transactions in futures contracts involves risk of loss to the Fund. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. All terms of futures contracts are set forth in the rules of the exchange on which the futures contracts are traded. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. Successful use of futures also is subject to the Adviser’s ability to predict correctly the direction of movements in the relevant market, and, to the extent the transaction is entered into for hedging purposes, to determine the appropriate correlation between the transaction being hedged and the price movements of the futures contract. Futures contracts may be subject to price swings in daily settlements with exchanges and clearing houses.
Credit Derivatives.
The Fund may engage in trading or investing in credit derivative contracts, which are contracts that transfer price, spread and/or default risks of debt and other instruments from one party to another, both for bona fide hedging of existing long and short positions, but also for independent profit opportunities. Such instruments may include one or more credits. The market for credit derivatives may be relatively illiquid, and there are considerable risks that may make it difficult either to buy or sell the contracts as needed or at reasonable prices. There are also risks with respect to credit derivatives in determining whether an event will trigger payment under the contract and whether such payment will offset the loss or payment due under another instrument. Generally, a credit event means bankruptcy, a failure to pay, the acceleration of an obligation or modified restructuring of a credit obligation or instrument.
The Fund may be either the buyer or seller in these transactions. If the Fund is a buyer of credit protection and no credit event occurs, the Fund may recover nothing. Worse still, if a credit event occurs, the Fund, as a buyer, typically will receive full notional value for a reference obligation that may have little or no value. Buyers of credit derivatives carry the risk of non-performance
by the seller due to an inability to pay.
As a seller of credit protection, the Fund would typically receive a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligations. Sellers of credit derivatives carry the inherent price, spread and default risks of the underlying instruments.

Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to liquidity risk and credit risk. A buyer of credit protection also may lose its investment and recover nothing should no credit event occur. If a credit event were to occur, the value of the reference obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Further, in certain circumstances, the buyer can receive the notional value of a credit default swap only by delivering a physical security to the seller, and is at risk if such deliverable security is unavailable or illiquid. Such a delivery “crunch” is a distinct risk of these investments.
The credit derivatives market is a rapidly evolving market. As a result, different participants in the credit derivatives markets may have different practices or interpretations with respect to applicable terms and definitions, and ambiguities concerning such terms or definitions, may be interpreted or resolved in ways that are adverse to the Fund. Additionally, there may be circumstances and market conditions (including the possibility of a large number of buyers of credit default swaps being required to deliver the same physical security in the same time frame) that have not yet been experienced that could have adverse effects on the Fund’s investments.
The regulation of derivatives in the United States and other countries is a rapidly changing area of law and is subject to ongoing modification by governmental and judicial action. Accordingly, the impact of this evolving regulatory regime on the Fund is difficult to predict, but it could be substantial and adverse.
Interest Rate Swaps Risk.
The Fund may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect itself from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.
Counterparty Risk.
The Fund is exposed to the risk that third parties that may owe the Fund, or its issuers, money, securities or other assets will not perform their obligations. These parties include trading counterparties, clearing agents, exchanges, clearing houses, custodians, prime brokers, administrators and other intermediaries. These parties may default on their obligations to the Fund or its issuers, due to bankruptcy, lack of liquidity, operational failure or other reasons. This risk may arise, for example, from entering into swap or other derivative contracts under which counterparties have long-term obligations to make payments to the Fund or its issuers, or executing securities, futures, currency or commodity trades that fail to settle at the required time due to non-delivery
by the counterparty or systems failure by clearing agents, exchanges, clearing houses or other intermediaries. Also, any practice of rehypothecation of securities of the Fund or its issuers held by counterparties could result in the loss of such securities upon the bankruptcy, insolvency or failure of such counterparties. In addition, any of the Fund’s cash held with a prime broker, custodian or counterparty may not be segregated from the prime broker’s, custodian’s or counterparty’s own cash, and the Fund therefore may rank as an unsecured creditor in relation thereto. The inability to recover the Fund’s assets could have a material impact on the performance of the Fund. The consolidation and elimination of counterparties resulting from the disruption in the financial markets has generally increased the concentration of counterparty risk and has decreased the number of potential counterparties.
Payment-in-Kind
(“PIK”) Income Risk.
The Fund may hold investments that result in PIK income or PIK dividends. PIK income creates the risk that incentive fees will be paid to the Adviser based on non-cash
accruals that ultimately may not be realized, while the Adviser will be under no obligation to reimburse the Fund for these fees. PIK income may have a negative impact on liquidity, as it represents a non-cash
component of the Fund’s taxable income that may require cash distributions to shareholders in order to maintain the Fund’s ability to be subject to tax as a RIC. PIK income has the effect of generating investment income at a compounding rate, thereby further increasing the incentive fees payable to the Adviser. Similarly, all things being equal, the deferral associated with PIK income also increases the loan-to-value
ratio at a compounding rate. The market prices of PIK securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. Because PIK income results in an increase in the size of the PIK securities held, the Fund’s exposure to potential losses increases when a security pays PIK income.
Limited Operating History.
The Adviser is responsible for managing the Fund’s investment portfolios and has substantial experience in managing investments. In addition, the Fund generally invests primarily with portfolio managers that have established track records and the Adviser may utilize the services of consultants with substantial experience in providing investment research, analytical data, and due diligence services relating to investments in private investment funds. However, the Fund may invest in investment funds that have no or limited operating history and that may be managed by portfolio managers with limited experience or performance records.

Other Risks Relating to the Fund
Senior Management Personnel of the Adviser.
Since the Fund has no employees, it depends on the investment expertise, skill and network of business contacts of the Adviser. The Adviser evaluates, negotiates, structures, executes, monitors and services the Fund’s investments. The Fund’s future success depends to a significant extent on the continued service and coordination of the Adviser and its senior management team. The departure of any members of the Adviser’s senior management team could have a material adverse effect on the Fund’s ability to achieve its investment objective.
The Fund’s ability to achieve its investment objective depends on the Adviser’s ability to identify, analyze, invest in, finance and monitor companies that meet the Fund’s investment criteria. The Adviser’s capabilities in managing the investment process, providing competent, attentive and efficient services to the Fund, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve the Fund’s investment objective, the Adviser may need to hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. The Adviser may not be able to find investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations.
In addition, the Investment Advisory Agreement has termination provisions that allow the parties to terminate the agreements without penalty. The Investment Advisory Agreement may be terminated at any time, without penalty, by the Adviser upon 60 days’ notice to the Fund. If the Investment Advisory Agreement is terminated, it may adversely affect the quality of the Fund’s investment opportunities. In addition, in the event the Investment Advisory Agreement is terminated, it may be difficult for the Fund to replace the Adviser. Furthermore, the termination of the Investment Advisory Agreement may adversely impact the terms of the Fund’s or its subsidiaries’ financing facilities or any financing facility into which the Fund or its subsidiaries may enter in the future, which could have a material adverse effect on the Fund’s business and financial condition.
Key Personnel Risk.
The Adviser depends on the diligence, skill and network of business contacts of certain professionals. The Adviser also depends, to a significant extent, on access to other investment professionals and the information and deal flow generated by these investment professionals in the course of their investment and portfolio management activities. The Fund’s success depends on the continued service of such personnel. The investment professionals associated with the Adviser are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. The departure of any of the senior managers of the Adviser, or of a significant number of the investment professionals or partners of the Adviser’s affiliates, could have a material adverse effect on the Fund’s ability to achieve its investment objective. Individuals not currently associated with the Adviser may become associated with the Fund and the performance of the Fund may also depend on the experience and expertise of such individuals. In addition, there is no assurance that the Adviser will remain the Fund’s investment adviser or that the Adviser will continue to have access to the investment professionals and partners of its affiliates and the information and deal flow generated by the investment professionals of its affiliates.
The Adviser’s Incentive Fee Risk.
The Investment Advisory Agreement entitles the Adviser to receive incentive compensation on income regardless of any capital losses. In such case, the Fund may be required to pay the Adviser incentive compensation for a fiscal quarter even if there is a decline in the value of the Fund’s portfolio or if the Fund incurs a net loss for that quarter.
Any Incentive Fee payable by the Fund that relates to its net investment income may be computed and paid on income that may include interest that has been accrued but not yet received. If a portfolio company defaults on a loan that is structured to provide accrued interest, it is possible that accrued interest previously included in the calculation of the Incentive Fee will become uncollectible. The Adviser is not under any obligation to reimburse the Fund for any part of the Incentive Fee it received that was based on accrued income that the Fund never received as a result of a default by an entity on the obligation that resulted in the accrual of such income, and such circumstances would result in the Fund’s paying an Incentive Fee on income it never received.

The Incentive Fee payable by the Fund to the Adviser may create an incentive for it to make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the Incentive Fee payable to the Adviser is determined may encourage it to use leverage to increase the return on the Fund’s investments. In addition, the fact that the Management Fee is payable based upon the Fund’s Managed Assets, which would include any borrowings for investment purposes, may encourage the Adviser to use leverage to make additional investments. Under certain circumstances, the use of leverage may increase the likelihood of default, which would disfavor Shareholders. Such a practice could result in the Fund’s investing in more speculative securities than would otherwise be in its best interests, which could result in higher investment losses, particularly during cyclical economic downturns.
Shares Not Listed; No Market for Shares.
The Fund has been organized as a
closed-end
management investment company.
Closed-end
funds differ from
open-end
management investment companies (commonly known as mutual funds) because investors in a closed-end
fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end
funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end
fund, is not a liquid investment.
Closed-end
Interval Fund; Liquidity Risks.
The Fund is a diversified,
closed-end
management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment.
Closed-end
funds differ from
open-end
management investment companies, commonly known as mutual funds, in that investors in a closed-end
fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.
Highly Volatile Markets.
The prices of commodities contracts and derivative instruments, including futures and options prices, are highly volatile. Price movements of forward contracts, futures contracts and other derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies and interest rate related futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. Investment funds also are subject to the risk of the failure of any of the exchanges on which their positions trade or of their clearinghouses.
Short Selling.
The Fund may engage in short sales. Selling securities short creates the risk of losing an amount greater than the amount invested. Short selling is subject to the theoretically unlimited risk of loss because there is no limit on how much the price of a stock may appreciate before the short position is closed out. A short sale may result in a sudden and substantial loss if, for example, an acquisition proposal is made for the subject company at a substantial premium over the market price. Irrespective of the risk control objectives of the Fund’s multi-asset, multi-manager approach, such a high degree of leverage necessarily entails a high degree of risk. The risks involved in the use of leverage are increased to the extent that the Fund itself leverages its capital. An increasing number of jurisdictions are limiting the ability of market participants to engage in short selling in respect of certain securities. In some cases, these rules may also limit the ability of market participants to enter into a short position through a credit default swap or other similar derivatives contract. These rules may limit or preclude the Fund from entering into short sales or otherwise taking short positions that the applicable portfolio manager believes could be advantageous to the Fund.
Special Situations.
The Fund may seek to invest in the following instruments of Commodity-Related Companies, Commodity-Related Sovereigns and commodity-related quasi-sovereign entities: (i) corporate debt instrument relating to stressed and distressed industries or issuers; (ii) rescue-capital opportunities; (iii) public and private stock issued in connection with restructurings and reorganizations; and (iv) other opportunistic investments resulting from periods of market dislocation, including primary and secondary market investments in liquid debt instruments that arise as a result of temporary market volatility (e.g., hung bank syndications and stressed liquid credit). These instruments are inherently speculative and are subject to a high degree of risk, including the risk of borrower default, insolvency risk, liquidity risk, and the risk that an investment will decline significantly in value.

In addition, the Fund may not be able to readily dispose of Special Situations and, in some cases, may be contractually prohibited from disposing of such investments for a specified period of time. Special Situations investments and other assets and liabilities for which no such market prices are available will generally be carried on the books of the Fund at fair value (which may be cost). There is no guarantee that fair value will represent the value that will be realised by the Fund on the eventual disposition of the investment or that would, in fact, be realised upon an immediate disposition of the investment.
Illiquid or Restricted Securities
. The Fund’s investments may include illiquid securities or restricted securities. A principal risk of illiquid securities or investing in restricted securities is that they may be difficult to sell. Securities and other investments purchased by the Fund may be illiquid at the time of purchase, or liquid at the time of purchase and may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Securities may also be less liquid (i.e., more difficult to sell) because of trading preferences, such as a buyer disfavoring purchases of odd lots or smaller blocks of securities. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to securities traded OTC, the continued viability of any OTC secondary market depends on the continued willingness of dealers and other participants to purchase and sell such securities. Restricted securities, including 144A securities and securities of private companies, are not publicly traded and generally are subject to statutory and/or contractual restrictions on resale. Accordingly, there may be no market or a limited market for the resale of such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so or at the most favorable price, which may result in a loss to the Fund. This potential lack of liquidity also may make it more difficult to accurately value these securities. There may be less information publicly available regarding such securities as compared to publicly issued securities. Restricted securities are securities that are sold only through negotiated private transactions and not to the general public, due to certain restrictions imposed by federal securities laws.
Competition for Investment Opportunities.
The Fund competes for investments with other
closed-end
funds and investment funds, as well as traditional financial services companies such as commercial banks and other sources of funding. Moreover, alternative investment vehicles, such as hedge funds, have begun to invest in areas in which they have not traditionally invested. As a result of these new entrants, competition for investment opportunities may intensify. Many of the Fund’s competitors are substantially larger and may have considerably greater financial, technical and marketing resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than it has. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than it is able to do. The Fund may lose investment opportunities if it does not match its competitors’ pricing. If the Fund is forced to match its competitors’ pricing, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. A significant increase in the number and/or the size of the Fund’s competitors could force it to accept less attractive investment terms. Furthermore, many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the 1940 Act imposes on it as a closed-end
fund.
“Best-Efforts” Offering Risk.
This offering is being made on a best efforts basis, whereby the Distributor is only required to use its best efforts to sell the Shares and has no firm commitment or obligation to purchase any of the Shares. To the extent that less than the maximum offering amount is subscribed for, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base.
Inadequate Return Risk.
No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in its Shares.
Inadequate Network of Broker-Dealer Risk.
The success of the Fund’s continuous public offering, and correspondingly the Fund’s ability to implement its investment objective and strategies, depends upon the ability of the Distributor to establish, operate and maintain a network of selected broker-dealers to sell the Shares. If the Distributor fails to perform, the Fund may not be able to raise adequate proceeds through the Fund’s continuous public offering to implement the Fund’s investment objective and strategies. If the Fund is unsuccessful in implementing its investment objective and strategies, an investor could lose all or a part of his or her investment in the Fund.

Registration under the U.S. Commodity Exchange Act.
Registration with the CFTC as a “commodity pool operator” or any change in the Fund’s operations necessary to maintain the Adviser’s ability to rely upon exemption from registration as such could adversely affect the Fund’s ability to implement its investment program, conduct its operations and/or achieve its objective and subject the Fund to certain additional costs, expenses and administrative burdens.
Repurchase Offers Risks.
As described under “Share Repurchase Program,” the Fund is an “interval fund” and, to provide some liquidity to Shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule
23c-3
under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and generally are funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratios. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. The 1940 Act currently limits borrowing to no more than
33-1/3%
of the value of the Fund’s total assets, including the value of the assets purchased with the proceeds of its indebtedness, if any. The Fund may borrow for investment purposes, for temporary liquidity, or to finance repurchases of its shares. Certain Shareholders may from time to time own or control a significant percentage of the Fund’s Shares. Repurchase requests by these Shareholders of these Shares of the Fund may cause repurchases to be oversubscribed, with the result that Shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarterly period, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request. Please see the section entitled “Share Repurchase Program.”
Distribution Payment Risk.
The Fund cannot assure investors that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year
increases in cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, maintenance of the Fund’s RIC status, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time.
In the event that the Fund encounters delays in locating suitable investment opportunities, all or a substantial portion of the Fund’s distributions may constitute a return of capital to Shareholders. To the extent that the Fund pays distributions that constitute a return of capital for U.S. federal income tax purposes, it will lower an investor’s tax basis in his or her Shares. A return of capital generally is a return of an investor’s investment, rather than a return of earnings or gains derived from the Fund’s investment activities, and generally results in a reduction of the tax basis in the Shares. As a result from such reduction in tax basis, Shareholders may be subject to tax in connection with the sale of Fund Shares, even if such Shares are sold at a loss relative to the Shareholder’s original investment.
Risks Associated with the Fund Distribution Policy.
The Fund intends to make regular distributions. Currently, in order to maintain a relatively stable level of distributions, the Fund may pay out less than all of its net investment income to the extent consistent with maintaining its ability to be subject to tax as a “regulated investment company” under the Code, pay out undistributed income from prior months, return capital in addition to current period net investment income or borrow money to fund distributions. The distributions for any full or partial calendar year might not be made in equal amounts, and one distribution may be larger than the other. The Fund will make a distribution only if authorized by the Board and declared by the Fund out of assets legally available for these distributions. This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its Shareholders because it may result in a return of capital, which would reduce the NAV of the Shares and, over time, potentially increase the Fund’s expense ratios. If a distribution constitutes a return of capital, it means that the Fund is returning to Shareholders a portion of their investment rather than making a distribution that is funded from the Fund’s earned income or other profits. The Fund’s distribution policy may be changed at any time by the Board.

There is a possibility that the Fund may make total distributions during a calendar or taxable year in an amount that exceeds the Fund’s net investment company taxable income and net capital gains for the relevant taxable year. In such situations, if a distribution exceeds the Fund’s current and accumulated earnings and profits (as determined for U.S. federal income tax purposes), a portion of each distribution paid with respect to such taxable year would generally be treated as a return of capital for U.S. federal income tax purposes, thereby reducing the amount of a Shareholder’s tax basis in such Shareholder’s Fund Shares. When a Shareholder sells Fund Shares, the amount, if any, by which the sales price exceeds the Shareholder’s tax basis in Fund Shares may be treated as a gain subject to tax. Because a return of capital reduces a Shareholder’s tax basis in Fund Shares, it generally will increase the amount of such Shareholder’s gain or decrease the amount of such Shareholder’s loss when such Shareholder sells Fund Shares. To the extent that the amount of any return of capital distribution exceeds a Shareholder’s tax basis in Fund Shares, such excess generally will be treated as gain from a sale or exchange of the Shares.
Tax Risk Associated with Fund Distributions.
Even if a stockholder chooses to “opt out” of the DRP, the Fund will have the ability to declare a large portion of a dividend in shares of its common stock instead of in cash in order to satisfy its RIC requirements. As long as a portion of this dividend is paid in cash and certain requirements are met, the entire distribution will be treated as a dividend for U.S. federal income tax purposes. As a result, a shareholder generally will be subject to tax on 100% of the fair market value of the dividend on the date the dividend is received by the stockholder in the same manner as a cash dividend, even though most of the dividend was paid in shares of common stock.
Investment Dilution Risk.
The Fund’s investors do not have
pre-emptive
rights to any Shares the Fund may issue in the future. The Fund’s Declaration of Trust authorizes it to issue an unlimited number of Shares. The Board may make certain amendments to the Declaration of Trust. After an investor purchases Shares, the Fund may sell additional Shares in the future or issue equity interests in private offerings. To the extent the Fund issues additional equity interests after an investor purchases its Shares, such investor’s percentage ownership interest in the Fund will be diluted.
Anti-Takeover Risk.
The Declaration of Trust and bylaws, as well as certain statutory and regulatory requirements, contain certain provisions that may have the effect of discouraging a third party from attempting to acquire it. Subject to the limitations of the 1940 Act, the Board may, without Shareholder action, authorize the issuance of Shares in one or more classes or series; and the Board may, without Shareholder action, make certain amendments to the Declaration of Trust. These anti-takeover provisions may inhibit a change of control in circumstances that could give Shareholders the opportunity to realize a premium over the value of the Shares.
Conflicts of Interest Risk.
The Adviser is an entity in which the Fund’s Interested Board member, officers and members of the investment committee of the Adviser may have indirect ownership and economic interests. Certain of the Fund’s Managers and officers and members of the investment committee of the Adviser also serve as officers or principals of other investment managers affiliated with the Adviser that currently, and may in the future, manage investment funds with investment objectives similar to the Fund’s investment objective. In addition, certain of the Fund’s officers and Managers and the members of the investment committee of the Adviser serve or may serve as officers, trustees or principals of entities that operate in the same or related line of business as the Fund does or of investment funds managed by the Fund’s affiliates. Accordingly, the Fund may not be made aware of and/or given the opportunity to participate in certain investments made by investment funds managed by advisers affiliated with the Adviser. However, the Adviser intends to allocate investment opportunities in a fair and equitable manner in accordance with the Adviser’s investment allocation policy, consistent with each fund’s or separate account’s investment objective and strategies and legal and regulatory requirements.
Potential Conflicts of Interest Risk—Allocation of Investment Opportunities.
The Adviser has adopted allocation procedures that are intended to treat each fund they advise in a manner that, over a period of time, is fair and equitable. The Adviser and its affiliates currently provide investment advisory and administration services and may provide in the future similar services to other entities (collectively, “Advised Funds”). Certain existing Advised Funds have, and future Advised Funds may have, investment objectives similar to those of the Fund, and such Advised Funds will invest in asset classes similar to those targeted by the Fund. Certain other existing Advised Funds do not, and future Advised Funds may not, have similar investment objectives, but such funds may from time to time invest in asset classes similar to those targeted by the Fund. The Adviser will endeavor to allocate investment opportunities in a fair and equitable manner, and in any event consistent with any fiduciary duties owed to the Fund and other clients and in an effort to avoid favoring one client over another and taking into account all relevant facts and circumstances, including (without limitation): (i) differences with respect to available capital, size of client, and remaining life of a client; (ii) differences with respect to investment objectives or current investment strategies, including regarding: (a) current and total return requirements, (b) emphasizing or limiting exposure to the security or type of security in question, (c) diversification, including industry or company exposure, currency and jurisdiction, or (d) rating agency ratings; (iii) differences in risk profile at the time an opportunity becomes available; (iv) the potential transaction and other costs of allocating an opportunity among various clients; (v) potential conflicts of interest, including whether a client has an existing investment in the security in question or the issuer of such security; (vi) the nature of the security or the transaction, including minimum investment amounts and the source of the opportunity; (vii) current and anticipated market and general economic conditions; (viii) existing positions in a borrower/loan/security; and (ix) prior positions in a borrower/loan/security. Nevertheless, it is possible that the Fund may not be given the opportunity to participate in certain investments made by investment funds managed by investment managers affiliated with the Adviser.
In the event investment opportunities are allocated among the Fund and the other Advised Funds, the Fund may not be able to structure its investment portfolio in the manner desired. Furthermore, the Fund and the other Advised Funds may make investments in securities where the prevailing trading activity may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold by the Fund and the other Advised Funds. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund may not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.
It is likely that the other Advised Funds may make investments in the same or similar securities at different times and on different terms than the Fund. The Fund and the other Advised Funds may make investments at different levels of a borrower’s capital structure or otherwise in different classes of a borrower’s securities, to the extent permitted by applicable law. Such investments may inherently give rise to conflicts of interest or perceived conflicts of interest between or among the various classes of securities that may be held by such entities. Conflicts may also arise because portfolio decisions regarding the Fund may benefit the other Advised Funds. For example, the sale of a long position or establishment of a short position by the Fund may impair the price of the same security sold short by (and therefore benefit) one or more Advised Funds, and the purchase of a security or covering of a short position in a security by the Fund may increase the price of the same security held by (and therefore benefit) one or more Advised Funds.
Applicable law, including the 1940 Act, may at times prevent the Fund from being able to participate in investments that it otherwise would participate in, and may require the Fund to dispose of investments at a time when it otherwise would not dispose of such investment, in each case, in order to comply with applicable law.
The 1940 Act contains prohibitions and restrictions relating to certain transactions between registered investment companies and certain affiliates (including any investment advisers or sub-advisers),
principal underwriters and certain affiliates of those affiliates or underwriters. Because the Fund is a registered investment company, the Fund is not generally permitted to make loans to companies controlled by the Adviser or other funds managed by the Adviser or its affiliates. The Fund is also not permitted to make any co-investments
its affiliates (including any fund managed by its affiliates) without exemptive relief from the SEC, subject to certain exceptions. The Fund has applied for an exemptive order from the SEC that permits it to co-invest
with other persons, including certain affiliated accounts managed and controlled by the Adviser. Subject to the 1940 Act and the conditions of any such co-investment
order issued by the SEC, the Fund may, under certain circumstances, co-invest
with certain affiliated accounts in investments that are suitable for the Fund and one or more of such affiliated accounts.
There can be no assurance that the Fund will receive such exemptive relief. Moreover, even if the Fund does receive such exemptive relief and is permitted to co-invest
in the same securities as one or more affiliated accounts, conflicts of interest may still arise. If the Adviser is presented with co-investment
opportunities that generally fall within the Fund’s investment objective and other Board-established criteria and those of one or more affiliated accounts advised by the Adviser, whether focused on a debt strategy or otherwise, the Adviser will allocate such opportunities among the Fund and such affiliated accounts in a manner consistent with the exemptive order and the Adviser’s allocation policies and procedures, as discussed in this Confidential Private Placement Memorandum. There is no assurance that the co-investment
exemptive order will be granted by the SEC.

With respect to
co-investment
transactions conducted under the contemplated exemptive order, initial internal allocations among the Fund and other investment funds affiliated with the Adviser will generally be made, taking into account the allocation considerations set forth in the Adviser’s allocation policies and procedures as described above. If the Fund invests in a transaction under a co-investment
exemptive order and, immediately before the submission of the order for the Fund and all other funds, accounts, or other similar arrangements advised by the Adviser and its affiliates, the opportunity is oversubscribed, it will generally be allocated on a pro-rata
basis based on available capital. To the extent the Fund does not obtain a co-investment
exemptive order, or if the granting of such order is delayed, the Fund may only be able to participate in certain negotiated investment opportunities on a rotational basis. The Board regularly reviews the allocation policies and procedures of the Adviser.
To the extent consistent with applicable law and/or exemptive relief issued to the Fund, in addition to such co-investments,
the Fund and the Adviser or an affiliated account may, as part of unrelated transactions, invest in either the same or different tiers of a portfolio company’s capital structure or in an affiliate of such portfolio company. To the extent the Fund holds investments in the same portfolio company or in an affiliate thereof that are different (including with respect to their relative seniority) than those held by the Adviser or an affiliated account, the Adviser may be presented with decisions when the interests of the two co-investors
are in conflict. If the portfolio company in which the Fund has an equity or debt investment and in which an affiliated account has an equity or debt investment elsewhere in the portfolio company’s capital structure, becomes distressed or defaults on its obligations under the private credit investment, the Adviser may have conflicting loyalties between its duties to the affiliated account, the Fund, certain of its other affiliates and the portfolio company. In that regard, actions may be taken for such affiliated account that are adverse to the Fund, or actions may or may not be taken by the Fund due to such affiliated account’s investment, which action or failure to act may be adverse to the Fund. In addition, it is possible that in a bankruptcy proceeding, the Fund’s interest may be adversely affected by virtue of such affiliated account’s involvement and actions relating to its investment. Decisions about what action should be taken in a troubled situation, including whether to enforce claims, whether to advocate or initiate restructuring or liquidation inside or outside of bankruptcy and the terms of any work-out
or restructuring, raise conflicts of interest. In those circumstances where the Fund and such affiliated accounts hold investments in different classes of a company’s debt or equity, the Adviser may also, to the fullest extent permitted by applicable law, take steps to reduce the potential for adversity between the Fund and such affiliated accounts, including causing the Fund to take certain actions that, in the absence of such conflict, it would not take, such as (A) remaining passive in a restructuring or similar situations (including electing not to vote or voting pro rata with other security-holders), (B) divesting investments or (C) otherwise taking action designed to reduce adversity.
The Adviser, its affiliates and their clients may pursue or enforce rights with respect to a borrower in which the Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of the Adviser and its affiliates or their clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.
The Adviser may have a conflict of interest in deciding whether to cause the Fund to incur leverage or to invest in more speculative investments or financial instruments, thereby potentially increasing the management and incentive fee payable by the Fund and, accordingly, the fees received by the Adviser. Certain other Advised Funds pay the Adviser or its affiliates greater performance-based compensation, which could create an incentive for the Adviser or an affiliate to favor such investment fund or account over the Fund.
Potential Conflicts of Interest Risk—Allocation of Personnel.
The Fund’s executive officers and Managers, and the employees of the Adviser, serve or may serve as officers, directors or principals of entities that operate in the same or a related line of business as the Fund or of investment funds or accounts managed by the Adviser or its affiliates. As a result, they may have obligations to investors in those entities, the fulfillment of which might not be in the best interests of the Fund or its Shareholders. Additionally, certain personnel of the Adviser and their management may face conflicts in their time management and commitments.
Potential Conflicts of Interest Risk—Lack of Information Barriers.
By reason of the various activities of the Adviser and its affiliates, the Adviser and such affiliates may acquire confidential or material non-public
information or otherwise be restricted from purchasing certain potential Fund investments that otherwise might have been purchased or be restricted from selling certain Fund investments that might otherwise have been sold at the time.
Portfolio Fair Value Risk.
Under the 1940 Act, the Fund is required to carry its portfolio investments at market value or, if there is no readily available market value, at fair value. There is not a public market for the securities of the privately held companies in which the Fund may invest. Many of the Fund’s investments are not exchange-traded, but are, instead, traded on a privately negotiated OTC secondary market for institutional investors. The Fund may seek to invest in directly negotiated and highly structured transactions, providing for bespoke flexible solutions for company specific needs. The Adviser, as valuation designee, is responsible for the valuation of the Fund’s portfolio investments and implementing the portfolio valuation process set forth in the Adviser’s and the Fund’s valuation policy. Valuations of Fund investments are disclosed quarterly in reports publicly filed with the SEC. Please see the section entitled “Determination of Net Asset Value.”
A high proportion of the Fund’s investments relative to its total investments are valued at fair value. Certain factors that may be considered in determining the fair value of the Fund’s investments include dealer quotes for securities traded on the OTC secondary market for institutional investors, the nature and realizable value of any collateral, the portfolio company’s earnings and its ability to make payments on its indebtedness, the markets in which the portfolio company does business, comparison to selected publicly-traded companies, discounted cash flow and other relevant factors. The factors and methodologies used for the valuation of such securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can realize the fair value assigned to a security if it were to sell the security. Such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, and they often reflect only periodic information received by the Adviser about such companies’ financial condition and/or business operations, which may be on a lagged basis and can be based on estimates. Determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these securities existed. Investments in private companies are typically governed by privately negotiated credit agreements and covenants, and reporting requirements contained in the agreements may result in a delay in reporting their financial position to lenders, which in turn may result in the Fund’s investments being valued on the basis of this reported information. Further, the Fund is offered on a daily basis and calculates a daily NAV per Share. The Adviser seeks to evaluate on a daily basis material information about the Fund’s portfolio companies; however, for the reasons noted herein, the Adviser may not be able to acquire and/or evaluate properly such information on a daily basis. Due to these various factors, the Adviser’s fair value determinations could cause the Fund’s NAV on a valuation day to materially differ from what it would have been had such information been fully incorporated. As a result, investors who purchase shares may receive more or less shares and investors who tender their shares may receive more or less cash proceeds than they otherwise would receive.
Portfolio Turnover Risk.
The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to the Fund and, ultimately, Shareholders, will be taxable as ordinary income. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund.
Cybersecurity Risks.
Cybersecurity incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future. The Adviser faces various security threats on a regular basis, including ongoing cyber security threats to and attacks on its information technology infrastructure that are intended to gain access to its proprietary information, destroy data or disable, degrade or sabotage its systems. These security threats could originate from a wide variety of sources, including unknown third parties outside of the Adviser. Although the Adviser is not currently aware that it has been subject to cyber-attacks or other cyber incidents which, individually or in the aggregate, have materially affected its operations or financial condition, there can be no assurance that the various procedures and controls utilized to mitigate these threats will be sufficient to prevent disruptions to its systems.
The Adviser’s and issuers’ information and technology systems may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches, usage errors by their respective professionals, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes.
In addition, the Fund will heavily rely on the Adviser’s and third parties’ financial, accounting, information and other data processing systems. Any failure or interruption of those systems, including as a result of the termination of an agreement with any third- party service providers, could cause delays or other problems in its activities. If any of these systems do not operate properly or are disabled for any reason or if there is any unauthorized disclosure of data, whether as a result of tampering, a breach of its network security systems, a cyber-incident or attack or otherwise, the Fund and/or the Adviser could suffer substantial financial loss, increased costs, a disruption of its businesses, liability to its investors, regulatory intervention or reputational damage. In addition, the Adviser operates in a business that is highly dependent on information systems and technology. The information systems and technology that the Adviser relies on may not continue to be able to accommodate their growth, and the cost of maintaining such systems may increase from its current level. Such a failure to accommodate growth, or an increase in costs related to such information systems, could have a material adverse effect on the Fund and/or the Adviser.

A cybersecurity incident could have numerous material adverse effects, including on the operations, liquidity and financial condition of the Fund. Cyber threats and/or incidents could cause financial costs from the theft of Fund assets (including proprietary information and intellectual property) as well as numerous unforeseen costs including, but not limited to: litigation costs, preventative and protective costs, remediation costs and costs associated with reputational damage, any one of which, could be materially adverse to the Fund. There can be no guarantee that the Fund will be able to prevent or mitigate such incidents. If systems and measures to manage risks relating to these types of events, are compromised, become inoperable for extended periods of time or cease to function properly, the Adviser, the Fund and/or an issuer may have to make a significant investment to fix or replace them. The failure of these systems and/or of disaster recovery plans for any reason could cause significant interruptions in the Adviser’s, the Fund’s and/or an issuer’s operations and result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors).
In addition, the Fund or the Adviser may not be in a position to verify the risks or reliability of third parties with which the Fund’s and the Adviser’s operations interface with and/or depend on third parties, including the Fund’s administrator and other service providers. The Fund may suffer adverse consequences from actions, errors or failure to act by such third parties, and will have obligations, including indemnity obligations, and limited recourse against them.
Risks Relating to Fund’s RIC Status.
Although the Fund intends to elect to be treated as a RIC under Subchapter M of the Code, no assurance can be given that the Fund will be able to qualify for and maintain RIC status. If the Fund qualifies as a RIC under the Code, the Fund generally will not be subject to corporate-level federal income taxes on its income and capital gains that are timely distributed (or deemed distributed) as dividends for U.S. federal income tax purposes to its Shareholders. To qualify as a RIC under the Code and to be relieved of federal taxes on income and gains distributed as dividends for U.S. federal income tax purposes to the Fund’s Shareholders, the Fund must, among other things, meet certain source-of-income,
asset diversification and distribution requirements. The distribution requirement for a RIC is satisfied if the Fund distributes dividends each tax year for U.S. federal income tax purposes of an amount generally at least equal to 90% of the sum of its net ordinary income and net short-term capital gains in excess of net long-term capital losses, if any, to the Fund’s Shareholders.
RIC-Related
Risks of Investments Generating
Non-Cash
Taxable Income.
Certain of the Fund’s investments will require the Fund to recognize taxable income in a tax year in excess of the cash generated on those investments during that year. In particular, the Fund expects to invest in loans and other debt instruments that will be treated as having “market discount” and/or original issue discount (“OID”) (such as debt instruments with PIK interest or, in certain cases, increasing interest rates or issued with equity or warrants) for U.S. federal income tax purposes. Because the Fund may be required to recognize income in respect of these investments before, or without receiving, cash representing such income (
e.g.
, PIK interest), the Fund may have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income and/or excise taxes. Accordingly, the Fund may be required to sell assets, including at potentially disadvantageous times or prices, raise additional debt or equity capital, make taxable distributions of Shares or debt securities, or reduce new investments, to obtain the cash needed to make these income distributions. If the Fund liquidates assets to raise cash, the Fund may realize additional gain or loss on such liquidations. In the event the Fund realizes additional net capital gains from such liquidation transactions, Shareholders may receive larger capital gain distributions than it or they would in the absence of such transactions.
Instruments that are treated as having OID for U.S. federal income tax purposes may have unreliable valuations because their continuing accruals require judgments about the collectability of the deferred payments and the value of any collateral. Loans that are treated as having OID generally represent a significantly higher credit risk than coupon loans. Accruals on such instruments may create uncertainty about the source of Fund distributions to Shareholders. OID creates the risk of non-refundable
cash payments to the Adviser based on accruals that may never be realized. In addition, the deferral of PIK interest also reduces a loan’s loan-to-value
ratio at a compounding rate.

Uncertain Tax Treatment.
The Fund may invest a portion of its Net Assets in below investment grade instruments. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund to the extent necessary in connection with the Fund’s intention to distribute sufficient income each tax year to minimize the risk that it becomes subject to U.S. federal income or excise tax.

NAV Per Share			$ 10
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF CAPITAL STRUCTURE
The following description is based on relevant portions of the Delaware Statutory Trust Act, as amended, and on the Declaration of Trust and bylaws. This summary is not intended to be complete. Please refer to the Delaware Statutory Trust Act, as amended, and the Declaration of Trust and bylaws, copies of which have been filed as exhibits to the registration statement of which this Confidential Private Placement Memorandum forms a part, for a more detailed description of the provisions summarized below.
Shares of Beneficial Interest
The Declaration of Trust authorizes the Fund’s issuance of an unlimited number of common shares, of beneficial interest, par value USD $0.001 per share. There is currently no market for Shares and the Fund does not expect that a market for Shares will develop in the foreseeable future. Pursuant to the Declaration of Trust and as permitted by Delaware law, Shareholders are entitled to the same limitation of personal liability extended to stockholders of private corporations organized for profit under Delaware law, and therefore generally will not be personally liable for the Fund’s debts or obligations.
Shares
Under the terms of the Declaration of Trust, all Shares, when consideration for Shares is received by the Fund, will be fully paid and non-assessable.
Distributions may be paid to Shareholders if, as and when authorized and declared by the Board. Shares will have no preference, pre-emptive,
appraisal, conversion, exchange or redemption rights, and will be freely transferable, except where their transfer is restricted by law or contract. The Declaration of Trust provides that the Board shall have the power to repurchase or redeem Shares. In the event of the Fund’s dissolution, after the Fund pays or adequately provides for the payment of all claims and obligations of the Fund, and upon the receipt of such releases, indemnities and refunding agreements deemed necessary by the Board, each Share will be entitled to receive, according to its respective rights, a pro rata
portion of the Fund’s assets available for distribution. Each whole Share will be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share will be entitled to a proportionate fractional vote. Shareholders shall be entitled to vote on all matters on which a vote of Shareholders is required by the 1940 Act, the Declaration of Trust or a resolution of the Board. There will be no cumulative voting in the election or removal of Trustees. Under the Declaration of Trust, the Fund is not required to hold annual meetings of Shareholders. The Fund only expects to hold Shareholder meetings to the extent required by the 1940 Act or pursuant to special meetings called by the Board or a majority of Shareholders.
The Declaration of Trust provides that the Board may, subject to the Fund’s investment policies and restrictions and the requirements of the 1940 Act, authorize and cause the Fund to issue securities of the Fund other than Shares, by action of the Board without the approval of Shareholders. The Board may determine the terms, rights, preferences, privileges, limitations and restrictions of such securities as the Board sees fit.
Limitation on Liability of Trustees and Officers; Indemnification and Advance of Expenses
Pursuant to the Declaration of Trust, Trustees and officers of the Fund will not be subject in such capacity to any personal liability to the Fund or Shareholders, unless the liability arises from bad faith, willful misfeasance, gross negligence or reckless disregard for the Trustees’ or officer’s duty.
Except as otherwise provided in the Declaration of Trust, the Fund will indemnify and hold harmless any current or former Trustee or officer of the Fund against any liabilities and expenses (including reasonable attorneys’ fees relating to the defense or disposition of any action, suit or proceeding with which such person is involved or threatened), while and with respect to acting in the capacity of a Trustee or officer of the Fund, except with respect to matters in which such person did not act in good faith in the reasonable belief that his or her action was in the best interest of the Fund, or in the case of a criminal proceeding, matters for which such person had reasonable cause to believe that his or her conduct was unlawful. In accordance with the 1940 Act, the Fund will not indemnify any Trustee or officer for any liability to which such person would be subject by reason of his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of his or her position. The Fund will provide indemnification to Trustees and officers prior to a final determination regarding entitlement to indemnification as described in the Declaration of Trust. Notwithstanding anything to the contrary in the Declaration of Trust, no provisions modifying, restricting or elimination the duties or liabilities of Fiduciary Indemnified Persons shall apply to, or in any way limit, the duties (including state law fiduciary duties of loyalty and care) or liabilities of such persons with respect to matters arising under the federal securities laws.

The Fund has entered into the Investment Advisory Agreement with Gemcorp Capital Advisors LLC. The Investment Advisory Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations and duties thereunder, the Adviser is not liable for any error of judgment or mistake of law or for any loss the Fund suffers.
Pursuant to the Declaration of Trust, the Fund will advance the expenses of defending any action for which indemnification is sought if the Fund receives a written undertaking by the indemnitee which provides that the indemnitee will reimburse the Fund unless it is subsequently determined that the indemnitee is entitled to such indemnification.
Number of Trustees; Appointment of Trustees; Vacancies; Removal
The Declaration of Trust provides that the number of Trustees shall be no less than one and no more than 15, as determined in writing by a majority of the Trustees then in office. As set forth in the Declaration of Trust, a Trustee’s term of office shall continue until his or her death, resignation or removal. Subject to the provisions of the 1940 Act, individuals may be appointed by the Trustees at any time to fill vacancies on the Board by the appointment of such persons by a majority of the Trustees then in office. Each Trustee shall hold office until his or her successor shall have been appointed pursuant to the Declaration of Trust. To the extent that the 1940 Act requires that Trustees be elected by Shareholders, any such Trustees will be elected by a plurality of all Shares voted at a meeting of Shareholders at which a quorum is present.
The Declaration of Trust provides that any Trustee may be removed (provided that after the removal the aggregate number of Trustees is not less than the minimum required by the Declaration of Trust) from office with cause only by action taken by a majority of the remaining Trustees (or, in the case of an Independent Trustee, only by action taken by a majority of the remaining Independent Trustees).
Action by Shareholders
The Declaration of Trust provides that Shareholder action can be taken only at a meeting of Shareholders or by unanimous written consent in lieu of a meeting. Subject to the 1940 Act, the Declaration of Trust or a resolution of the Board specifying a greater or lesser vote requirement, the affirmative vote of a majority of Shares present in person or represented by proxy at a meeting and entitled to vote on the subject matter shall be the act of the Shareholders with respect to any matter submitted to a vote of the Shareholders.
Amendment of Declaration of Trust and Bylaws
Subject to the provisions of the 1940 Act, pursuant to the Declaration of Trust, the Board may make certain amendments to the Declaration of Trust without any vote of Shareholders. Pursuant to the Declaration of Trust and bylaws, the Board has the exclusive power to amend or repeal the bylaws or adopt new bylaws at any time.
No Appraisal Rights
In certain extraordinary transactions, some jurisdictions provide the right to dissenting Shareholders to demand and receive the fair value of their Shares, subject to certain procedures and requirements set forth in such statute. Those rights are commonly referred to as appraisal rights. The Declaration of Trust provides that Shares shall not entitle Shareholders to appraisal rights.
Conflict with Applicable Laws and Regulations
The Declaration of Trust provides that if and to the extent that any provision of the Declaration of Trust conflicts with any provision of the 1940 Act, the provisions under the Code applicable to the Fund as a RIC or other applicable laws and regulations, the conflicting provision shall be deemed never to have constituted a part of the Declaration of Trust; provided, however, that such determination shall not affect any of the remaining provisions of the Declaration of Trust or affect the validity of any action taken or omitted to be taken prior to such determination.

Risks Relating to Investment Strategies, Fund Investments and the Funds Investment Program [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Relating to Investment Strategies, Fund Investments and the Fund’s Investment Program
Commodities Risk.
The Fund may have exposure to the commodities markets, subjecting the Fund to risks not associated with investments in traditional securities. The value of commodity-related investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, including drought, floods, weather, livestock disease, embargoes, and tariffs. The prices of industrial metals, precious metals, agriculture, and livestock commodities may fluctuate widely due to changes in value, supply and demand, and governmental regulatory policies.
Commodities and Commodity-Linked Derivatives.
Exposure to the commodities markets, such as precious metals, industrial metals, gas and other energy products and natural resources, may subject the Fund to greater volatility than investments in traditional securities. The production and marketing of commodities may be affected by actions and changes in governments. In addition, commodity-related instruments may be cyclical in nature. During periods of economic or financial instability, commodity-related instruments may be subject to broad price fluctuations, reflecting volatility of energy and basic material prices and possible instability of supply of various commodities. Commodity-related instruments may also experience greater price fluctuations than the relevant commodity. In periods of rising commodity prices, such instruments may rise at a faster rate; and conversely, in times of falling commodity prices, such instruments may suffer a greater price decline.
The Fund may seek to gain exposure to the commodity markets by investing in commodity swap agreements and may also invest in other commodity-linked derivatives. The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodity markets.
The risk of loss in trading commodities can be substantial. If the Fund purchases a commodity option, it may sustain a total loss of the premium and of all transaction costs. If the Fund purchases or sells a commodity futures contract or sells a commodity option, it may sustain a total loss of the initial margin funds and any additional funds that it deposits with its broker to establish or maintain its position. If the market moves against its position, the Fund may be called upon by its broker to deposit a substantial amount of additional margin funds, on short notice, in order to maintain its position. If it does not provide the requested funds within the prescribed time, its position may be liquidated at a loss, and it will be liable for any resulting deficit in its account.
The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations, or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked derivatives were treated as non-
qualifying income, the Fund might fail to qualify as a regulated investment company and/or be subject to federal income tax at the Fund level. The uncertainty surrounding the treatment of certain derivative instruments under the qualification tests for a regulated investment company may limit the Fund’s use of such derivative instruments.
Natural Resources Risk
.
The Fund’s investments in securities of natural resource companies involve risks. The market value of securities of natural resource companies may be affected by numerous factors, including events occurring in nature, inflationary pressures and international politics. Because the Fund invests significantly in natural resource companies, there is the risk that the Fund will perform poorly during a downturn in the natural resource sector. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups, military confrontations, acts of terrorism or sanctions) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and the other risks to which foreign securities are subject may also affect domestic natural resource companies if they have significant operations or investments in foreign countries. In particular, Russia’s military invasion of Ukraine has increased the volatility of many natural resources investments. Rising interest rates and general economic conditions may also affect the demand for natural resources. In addition, because certain natural resources and commodities may be closely related, the Fund’s investments in natural resource companies may also be subject to the risks described under “Commodities Risk.”
Infrastructure Companies Risk
.
Securities and instruments of infrastructure companies are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction and improvement programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies may also be affected by or subject to:

•	difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets;

•	inexperience with and potential losses resulting from a developing deregulatory environment;

•	costs associated with compliance with and changes in environmental and other regulations;

•	regulation or adverse actions by various government authorities;

•	government regulation of rates charged to customers;

•	service interruption due to environmental, operational or other mishaps;

•	the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards;

•	technological innovations that may render existing plants, equipment or products obsolete; and

•	general changes in market sentiment towards infrastructure and utilities assets.
Commodity Pool Operators and Commodity Trading Advisors.
The U.S. Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and their investment advisers to regulation by the CFTC if the registered investment company invests more than a prescribed level of its liquidation value in futures, options on futures or commodities, swaps, or other financial instruments regulated under the Commodity Exchange Act (“CEA”) and the rules thereunder (“commodity interests”), or if the Fund markets itself as providing investment exposure to such instruments.
With respect to the Fund, the Adviser has claimed an exclusion from registration as a CPO pursuant to CFTC Rule 4.5. For the Adviser to remain eligible for this exclusion, the Fund must comply with certain limitations, including limits on its ability to use any commodity interests and limits on the manner in which the Fund holds out its use of such commodity interests. These limitations may restrict the Fund’s ability to pursue its investment objectives and strategies, increase the costs of implementing its strategies, result in higher expenses for the Fund, and/or adversely affect the Fund’s total return. To the extent the Fund becomes ineligible for this exclusion from CFTC regulation, the Fund may consider steps in order to continue to qualify for exemption from CFTC regulation, or may determine to operate subject to CFTC regulation. Changes in the laws or regulations of the United States, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund or the Subsidiary. The CFTC has neither reviewed nor approved the Fund or the Subsidiary, their investment strategies, or this Confidential Private Placement Memorandum.
Foreign Subsidiary
. The Subsidiary will be treated as a controlled foreign corporation (“CFC”), and the Fund investing in its Subsidiary will be treated as a “U.S. shareholder” of that Subsidiary. As a result, it is generally expected that the Fund will be required to include in gross income for U.S. federal income tax purposes all of its Subsidiary’s income for each taxable year, whether or not such income is distributed by the Subsidiary. The Fund’s recognition of its Subsidiary’s income will increase the Fund’s tax basis in the Subsidiary’s stock. Distributions by the Subsidiary to the Fund will be tax-free
and will correspondingly reduce the Fund’s tax basis

in the Subsidiary’s stock to the extent of the Subsidiary’s income that was previously included in income by the Fund. These income inclusions will constitute ordinary income, regardless of the character of the Subsidiary’s underlying income. Although the Fund generally expects to take the position that such income inclusions constitute qualifying income for purposes of the RIC income test, there can be no assurance in this regard. If a net loss is realized by the Subsidiary, such loss is not available to offset the income earned by the Fund and such loss cannot be carried forward to offset taxable income of the Fund or the Subsidiary in future period.
Volatility of Commodity Prices.
The values of commodities which underlie the commodity futures contracts and other types of financial instruments are generally affected by, among other factors, the cost of producing commodities, changes in consumer demand for commodities, the hedging and trading strategies of producers and consumers of commodities, speculative trading in commodities by commodity pools and other market participants, disruptions in commodity supply, weather and climate conditions, changes in interest rates, rates of inflation, currency devaluations and revaluations, embargoes, tariffs, regulatory developments, governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies, political and other global events and global economic factors. In addition, governments from time to time intervene, directly and by regulation, in certain markets, often with the intent to influence prices directly. The effects of governmental intervention may be particularly significant at certain times in certain markets and this intervention may cause these markets to move rapidly. The Fund has no control over the factors that affect the price of commodities. Accordingly, the value of the Fund’s investments could change substantially and in a rapid and unpredictable manner.
Other factors contributing to the volatility of commodity prices may include any of the following: (i) relatively minor changes in the supply of and demand for electricity or such other commodities; (ii) market uncertainty and the condition of various economies (including interest rates, levels of economic activity, the price of securities and the participation by other investors in the financial markets); (iii) political conditions in the United States and other project locations; (iv) the extent of domestic production and importation of oil, natural gas, natural gas liquids, or metals in certain relevant markets; (v) the foreign supply of oil, natural gas and metals; (vi) the prices of foreign imports; (vii) the level of consumer demand; (viii) the price and availability of alternative electric generation options; (ix) the price of steel and the outlook for steel production; (x) pandemics, wars, sanctions and weather conditions; (xi) the competitive position of electricity, ethanol/biodiesel, oil, gas or as a source of energy as compared with other energy sources; (xii) the industry-wide or local refining, transportation or processing capacity for natural gas or transmission capacity for electric energy; (xiii) the effect of United States and
non-U.S.
federal, state and local regulation on the production, transportation and sale of electric energy and other commodities; (xiv) breakthrough technologies (such as improved storage or clean technologies) or government subsidies, tax credits or other support that allow alternative fuel generation projects to produce more reliable electric energy or lower the cost of such production compared to natural gas fueled electric generation projects; (xv) with respect to the price of oil, actions of the Organization of Petroleum Exporting Countries; or (xvi) the expected consumption of coking in steel production. While the Adviser will endeavor to take into account existing and anticipated future applicable greenhouse gas regulation in its investment decisions, changes in the regulation of greenhouse gases could impact an investment or make future investments undesirable.
Market Risk.
The success of the Fund’s activities will be affected by general economic and market conditions, such as interest rates, availability of credit, credit defaults, inflation rates, economic uncertainty, changes in laws (including laws relating to taxation of the Fund’s investments), trade barriers, currency exchange controls, disease outbreaks, pandemics, and national and international political, environmental and socioeconomic circumstances (including wars, terrorist acts or security operations). In addition, the current U.S. political environment and the resulting uncertainties regarding actual and potential shifts in U.S. foreign investment, trade, taxation, economic, environmental and other policies under the current Administration, as well as the impact of geopolitical tension, such as a deterioration in the bilateral relationship between the U.S. and China, an escalation in conflict between Russia and Ukraine or other systemic issuer or industry-specific economic disruptions, could lead to disruption, instability and volatility in the global markets. Unfavorable economic conditions also would be expected to increase our funding costs, limit our access to the capital markets or result in a decision by lenders not to extend credit to us.
Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Fund may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices.

Current and historic market turmoil has illustrated that market environments may, at any time, be characterized by uncertainty, volatility and instability. Serious economic disruptions may result in governmental authorities and regulators enacting significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably increasing or lowering interest rates, which, in some cases resulted in negative interest rates.
As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. These types of events quickly and significantly impact markets in the U.S. and across the globe leading to extreme market volatility and disruption. The extent and nature of the impact on supply chains or economies and markets from these events is unknown, particularly if a health emergency or other similar event, such as the recent
COVID-19
outbreak, persists for an extended period of time. The value of the Fund’s investment may decrease as a result of such events, particularly if these events adversely impact the operations and effectiveness of the Adviser or key service providers or if these events disrupt systems and processes necessary or beneficial to the investment advisory or other activities on behalf the Fund.
The Fund’s investment strategy and the availability of opportunities satisfying the Fund’s risk-adjusted return parameters relies in part on observable trends and conditions in the financial markets and in some cases the improvement of such conditions. Trends and historical events do not imply, forecast or predict future events and, in any event, past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made or the beliefs and expectations currently held by the Adviser will prove correct and actual events and circumstances may vary significantly.
Many of the issuers in which the Fund will make investments may be susceptible to economic slowdowns or recessions and may be unable to repay the loans made to them during these periods. Therefore, non-performing
assets may increase and the value of the Fund’s portfolio may decrease during these periods as the Fund is required to record the investments at their current fair value. Adverse economic conditions also may decrease the value of collateral securing some of the Fund’s loans and the value of its equity investments. Economic slowdowns or recessions could lead to financial losses in the Fund’s portfolio and a decrease in revenues, net income and assets. Unfavorable economic conditions also could increase the Fund’s and the issuers’ funding costs, limit the Fund’s and the issuers’ access to the capital markets or result in a decision by lenders not to extend credit to the Fund or the issuers. These events could prevent the Fund from increasing investments and harm its operating results.
An issuer’s failure to satisfy financial or operating covenants imposed by the Fund or other lenders could lead to defaults and, potentially, acceleration of the time when the loans are due and foreclosure on its secured assets, which could trigger cross- defaults under other agreements and jeopardize the issuer’s ability to meet its obligations under the debt that the Fund holds. The Fund may incur additional expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer. In addition, if one of the issuers were to go bankrupt, depending on the facts and circumstances, including the extent to which the Fund will actually provide significant managerial assistance to that issuer, a bankruptcy court might subordinate all or a portion of the Fund’s claim to that of other creditors.
The prices of financial instruments in which the Fund may invest can be highly volatile. General fluctuations in the market prices of securities may affect the value of the investments held by the Fund. Instability in the securities markets may also increase the risks inherent in the Fund’s investments.
Emerging Market Investments.
The Fund may invest in securities of companies based in emerging market countries, including countries considered to be frontier markets, or issued by the governments of such countries. Investing in such securities involves certain considerations not usually associated with investing in securities of companies located in developed countries or issued by the government of such countries, including security and economic considerations, such as greater risks of expropriation, confiscatory taxation, imposition of withholding or other taxes on dividends, interest, capital gains, other income or gross sale or disposition proceeds, limitations on the removal of funds, nationalization and general social, political and economic instability; the small size of the securities markets in such countries and the low volume of trading, resulting in potential lack of liquidity and in price volatility; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; certain government policies that may restrict the Fund’s investment opportunities; and problems that may arise in connection with the clearance and settlement of trades. In addition, accounting and financial reporting standards that prevail in certain of such countries generally are not equivalent to standards in more developed countries and, consequently, less information is available to investors in companies located in these countries than is available to investors in companies located in more developed countries.

Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights, and may be subject to greater risks of expropriation, confiscatory taxation, imposition of withholding or other taxes on dividends, interest, capital gains, other income or gross sale or disposition proceeds, limitations on the removal of funds, nationalization and general social, political and economic instability. Investments in emerging markets countries may also be affected by government policies that restrict foreign investment in certain issuers or industries. may restrict the Fund’s investment opportunities.
There is also less regulation, generally, of the securities markets in emerging countries than there is in more developed countries. Placing securities with a custodian in an emerging country may also present considerable risks. Many of the laws that govern private and foreign investment, equity securities transactions and other contractual relationships in certain countries, particularly in emerging countries, are new and largely untested. As a result, the Fund may be subject to a number of unusual risks, including inadequate investor protection, contradictory legislation, incomplete, unclear and changing laws, ignorance or breaches of regulations on the part of other market participants, lack of established or effective avenues for legal redress, lack of standard practices and confidentiality customs characteristic of developed markets and lack of enforcement of existing regulations. Furthermore, it may be difficult or impossible or there may be significant delays in obtaining and enforcing a judgment in certain countries in which assets of the Fund are invested. There can be no assurance that this difficulty in protecting and enforcing rights will not have a material adverse effect on the Fund and its operations.
Potentially smaller securities markets and lower trading volumes can make investments in emerging market countries relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to meet cash obligations or take advantage of other investment opportunities.
Emerging market countries may be subject fluctuations in the rate of exchange between currencies and costs associated with currency conversion, as well as problems that may arise in connection with the clearance and settlement of trades. Placing securities with a custodian in an emerging markets country may also present considerable risks.
In addition, accounting and financial reporting standards that prevail in certain of such countries generally are not equivalent to standards in more developed countries and, consequently, less information is available to investors in companies located in these countries than is available to investors in companies located in more developed countries.
Market Disruptions Risk.
The U.S. capital markets have experienced extreme volatility and disruption following the spread of
COVID-19
in the United States and the conflict between Russia and Ukraine. Disruptions in the capital markets have increased the spread between the yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets. These and future market disruptions and/or illiquidity would be expected to have an adverse effect on the Fund’s business, financial condition, results of operations and cash flows. Unfavorable economic conditions also would be expected to increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to the Fund. During periods of market disruption, portfolio companies may be more likely to seek to draw on unfunded commitments the Fund has made, and the risk of being unable to fund such commitments is heightened during such periods. These events have limited and could continue to limit the Fund’s investment originations, limit the Fund’s ability to grow and have a material negative impact on the Fund’s operating results and the fair values of the Fund’s debt and equity investments.
U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and
non-U.S.
banks, which could be harmful to the Fund and issuer in it invests. For example, if a bank in which the Fund or issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to the Fund or an issuer fails, the Fund or the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by the Fund and issuers in which the Fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.
Credit Risk.
One of the fundamental risks associated with the Fund’s investments is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. The Fund’s return to investors would be adversely impacted if an issuer of debt in which the Fund invests becomes unable to make such payments when due.
Although the Fund may make investments that the Adviser believes are secured by specific collateral, the value of which may initially exceed the principal amount of such investments or the Fund’s fair value of such investments, there can be no assurance that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment
of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. The Fund may also invest in leveraged loans, high yield securities, marketable and non-marketable
common and preferred equity securities and other unsecured investments, each of which involves a higher degree of risk than senior secured loans. Furthermore, the Fund’s right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of a senior lender, to the extent applicable. Certain of these investments may have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In addition, loans may provide for payments-in-kind,
which have a similar effect of deferring current cash payments. In such cases, an issuer’s ability to repay the principal of an investment may depend on a liquidity event or the long-term success of the company, the occurrence of which is uncertain.
With respect to the Fund’s investments in any number of credit products, if the borrower or issuer breaches any of the covenants or restrictions under the credit agreement that governs loans of such issuer or borrower, it could result in a default under the applicable indebtedness as well as the indebtedness held by the Fund. Such default may allow the creditors to accelerate the related debt and may result in the acceleration of any other debt to which a cross-acceleration or cross-default provision applies. This could result in an impairment or loss of the Fund’s investment or a pre-payment
(in whole or in part) of the Fund’s investment.
Similarly, while the Fund will generally target investing in companies it believes are of high quality, these companies could still present a high degree of business and credit risk. Companies in which the Fund invests could deteriorate as a result of, among other factors, an adverse development in their business, a change in the competitive environment or the continuation or worsening of the current (or any future) economic and financial market downturns and dislocations. As a result, companies that the Fund expected to be stable or improve may operate, or expect to operate, at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or maintain their competitive position, or may otherwise have a weak financial condition or experience financial distress. In addition, exogenous factors such as fluctuations of the equity markets also could result in warrants and other equity securities or instruments owned by the Fund becoming worthless.
Credit Spread Risk.
Credit spread risk is the risk that credit spreads (
i.e.
, the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects below-investment-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of below-investment-grade and unrated securities. In recent years, the U.S. capital markets experienced extreme volatility and disruption following the spread of
COVID-19,
the conflict between Russia and Ukraine and other economic disruptions, which increased the spread between yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets. Central banks and governments played a key role in reintroducing liquidity to parts of the capital markets. Future exits of these financial institutions from the market may reintroduce temporary illiquidity. These and future market disruptions and/or illiquidity would be expected to have an adverse effect on the Fund’s business, financial condition, results of operations and cash flows.
Risks Related to Investments in Loans.
The Fund expects to invest in loans, either through primary issuances or in secondary transactions, including potentially on a synthetic basis. The value of the Fund’s loans may be detrimentally affected to the extent a borrower defaults on its obligations. There can be no assurance that the value assigned by the Adviser can be realized upon liquidation, nor can there be any assurance that any related collateral will retain its value. Furthermore, circumstances could arise (such as in the bankruptcy of a borrower) that could cause the Fund’s security interest in the loan’s collateral to be invalidated. Also, much of the collateral will be subject to restrictions on transfer intended to satisfy securities regulations, which will limit the number of potential purchases if the Fund intends to liquidate such collateral. The amount realizable with respect to a loan may be detrimentally affected if a guarantor, if any, fails to meet its obligations under a guarantee. Finally, there may be a monetary, as well as a time cost involved in collecting on defaulted loans.
The portfolio may include first lien senior secured, second and third lien loans and any other loans.
Covenant-Lite Loans.
Some of the loans in which the Fund may invest may be “covenant-lite” loans. “Covenant-lite” loans refer generally to loans that do not have a complete set of financial maintenance covenants. Generally, “covenant-lite” loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent the Fund invests in “covenant-lite” loans, the Fund may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.
First Lien Senior Secured Loans.
It is expected that when the Fund makes a senior secured term loan investment in an issuer, it will generally take a security interest in substantially all of the available assets of the issuer, including the equity interests of its domestic subsidiaries, which the Fund expects to help mitigate the risk that it will not be repaid. However, there is a risk that the collateral securing the Fund’s loans may decrease in value over time, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the issuer to raise additional capital, and, in some circumstances, the Fund’s lien could be subordinated to claims of other creditors. In addition, deterioration in an issuer’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the loan. Consequently, the fact that a loan is secured does not guarantee that the
Fund will receive principal and interest payments according to the loan’s terms, or at all, or that it will be able to collect on the loan should it be forced to enforce its remedies.
Second Lien Senior Secured Loans and Junior Debt investments.
Second and third lien loans are subject to the same investment risks generally applicable to senior loans described above. The Fund’s second lien senior secured loans will be subordinated to first lien loans and the Fund’s junior debt investments, such as mezzanine loans, generally will be subordinated to both first lien and second lien loans and have junior security interests or may be unsecured. As such, to the extent the Fund holds second lien senior secured loans and junior debt investments, holders of first lien loans may be repaid before the Fund in the event of a bankruptcy or other insolvency proceeding. Therefore, second and third lien loans are subject to additional risk that the cash flow of the related obligor and the property securing the second or third lien loan may be insufficient to repay the scheduled payments to the lender after giving effect to any senior secured obligations of the related obligor. This may result in an above average amount of risk and loss of principal. Second and third lien loans are also expected to be more illiquid than senior loans.
Gold.
Generally, gold prices reflect the supply and demand of available gold.
The price of gold bullion can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Governmental decisions, such as the executive order issued by the President of the United States in 1933 requiring all persons in the United States to deliver gold to the Federal Reserve or the abandonment of the gold standard by the United States in 1971, have been viewed as having significant impact on the supply and demand of gold and the price of gold. Future governmental decisions may have an impact on the price of gold and may result in a significant decrease or increase in the value of gold held by the Fund. Further regulations applicable to U.S. banks and
non-U.S.
bank entities operating in the United States with respect to their trading in physical commodities, such as precious metals, may further impact the price of gold in the United States.
Additionally, physical gold bullion has sales commission, storage, insurance, and auditing expenses.
Unsecured Loans.
Unsecured loans are subject to the same investment risks generally applicable to loans described above but are subject to additional risk that the assets and cash flow of the related obligor may be insufficient to repay the scheduled payments to the lender after giving effect to any secured obligations of the obligor. Unsecured loans will be subject to certain additional risks to the extent that such loans may not be protected and such loans are not secured by collateral, financial covenants or limitations upon additional indebtedness. Unsecured loans are also expected to be a more illiquid investment than senior loans for this reason.

Other Risks Related to Loans.
Under the agreements governing most syndicated loans, should a holder of an interest in a syndicated loan wish to call a default or exercise remedies against a borrower, it could not do so without the agreement of at least a majority of the other lenders. Actions could also be taken by a majority of the other lenders, or in some cases, a single agent bank, without the consent of all lenders. Each lender would nevertheless be liable to indemnify the agent bank for its ratable share of expenses or other liabilities incurred in such connection and, generally, with respect to the administration and any renegotiation or enforcement of the syndicated loans. Moreover, an assignee or participant in a loan may not be entitled to certain gross-up
payments in respect of withholding taxes and other indemnities that otherwise might be available to the original holder of the loan.
Furthermore, the Adviser may invest a portion of the Fund’s assets in bank loans and participations. The special risks associated with these obligations include (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws, (ii) adverse consequences resulting from participating in such instruments with other institutions with lower credit quality and (iii) limitations on the ability of the Fund or the Adviser to directly enforce its rights with respect to participations. The Adviser will seek to balance the magnitude of these and other risks identified by it against the potential investment gain prior to entering into each such investment. Successful claims by third parties arising from these and other risks, absent bad faith, may be borne by the Fund. Bank loans are frequently traded on the basis of standardized documentation which is used in order to facilitate trading and market liquidity. There can be no assurance, however, that future levels of supply and demand in bank loan trading will provide an adequate degree of liquidity or that the current level of liquidity will continue or that the same documentation will be used in the future. The settlement of trading in bank loans often requires the involvement of third parties, such as administrative or syndication agents, and there presently is no central clearinghouse or authority which monitors or facilitates the trading or settlement of all bank loan trades. Often, settlement may be delayed based on the actions of any third party or counterparty, and adverse price movements may occur in the time between trade and settlement, which could result in adverse consequences for the Fund.
In recent years, a number of judicial decisions in the United States have upheld the right of borrowers to sue lending institutions on the basis of various evolving legal theories (collectively termed “lender liability”). Generally, lender liability is founded upon the premise that an institutional lender has violated a duty (whether implied or contractual) of good faith and fair dealing owed to a borrower or has assumed a degree of control over the borrower resulting in a creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of certain of the Fund’s investments, the Fund could be subject to allegations of lender liability.
The Fund may acquire interests in bank loans either directly (by way of sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a contracting party under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating out the interest and not with the borrower. In purchasing participations, the Fund typically will not have the right to vote on matters requiring a vote of holders of the underlying debt and may have no right to enforce compliance by the borrower with the terms of the loan agreement, or any rights of set-off
against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, if the Fund were to hold a participation, it would assume the credit risk of both the borrower and the institution selling the participation to the Fund. In certain circumstances, investing in the form of participation may be the most advantageous or only route for the Fund to make or hold any such investment, including in light of limitations relating to local laws or the willingness of administrative agents or borrowers to allow the Fund to become a direct lender.
Finally, loans may become
non-performing
for a variety of reasons.
Non-performing
debt obligations may require substantial workout negotiations, restructuring or bankruptcy filings that may entail a substantial reduction in the interest rate, deferral of payments and/or a substantial write-down of the principal of a loan or conversion of some or all of the debt to equity. Additional costs associated with these activities may reduce returns.
Unitranche Loans.
Unitranche loans provide leverage levels comparable to a combination of first lien and second lien or subordinated loans. From the perspective of a lender, in addition to making a single loan, a unitranche loan may allow the lender to choose to participate in the “first out” tranche, which will generally receive priority with respect to payments of principal, interest and any other amounts due, or to choose to participate only in the “last out” tranche, which is generally paid after the “first out” tranche is paid. The Fund intends to participate in “first out” and “last out” tranches of unitranche loans and make single unitranche loans.

Syndicated Corporate Loans.
Senior secured corporate loans (“Syndicated Loans”) generally benefit from liens on collateral, are rated below-investment grade and typically pay interest at rates that are determined periodically on the basis of a floating base lending rate, primarily Secured Overnight Financing Rate (“SOFR”),or another reference rate, plus a spread. Syndicated Loans are typically made to U.S. and, to a lesser extent,
non-U.S.
corporations, partnerships, companies and other business entities (together with issuers of high yield securities) and other debt securities, (“Borrowers”) which operate in various industries and geographical regions. Borrowers may obtain Syndicated Loans, among other reasons, to refinance existing debt, engage in acquisitions, pay dividends, recapitalize, complete leveraged buyouts and for general corporate purposes. Syndicated Loans rated below investment grade are sometimes referred to as “leveraged loans.” There is a risk that the issuers of Syndicated Loans may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. The Fund may invest in Syndicated Loans through assignments of or, to a lesser extent, participations in Syndicated Loans. The Fund may also utilize various types of derivative instruments for the purpose of gaining additional exposure to Syndicated Loans.
Supply Chain Financings (trade finance).
The Fund may seek to originate and underwrite trade finance transactions. Trade finance as an asset class typically consists of the financing of commodities during the time it takes to transport the commodities from one geographic location to another. Transactions are privately negotiated between a supplier of a commodity in one location and the buyer of that commodity in another location and are sometimes referred to as “supply chain financing.” The Fund may invest in trade finance, structured trade finance, export finance, and project finance, or related obligations of companies or other entities with potential for exposure to emerging markets, all through a variety of forms, structures, and terms. Investing in trade finance may present emerging market risk, where the Fund considers risks tied to political and economic factors (different and often more complex than those faced domestically), ranging from but not limited to: expropriation, confiscation, nationalization, election, or war. Emerging market risk can also produce risk associated with loan market health, additional costs, regulatory practices, accounting standards, credit systems, taxation, and currency risk. Additionally, trade finance may entail transportation and warehousing risk, legal risk, collateral value risk, liquidity risk, and global market risk. Counterparty risk exists in default and fraud, as well as custody risks of theft and natural disaster. Finally, to the extent the buyer does not follow through on the contractual purchase, the Fund bears the price risk of reselling the goods to a new buyer.
Investments in Less Established Companies.
The Fund may invest a portion of its assets in the securities of less established companies. Certain of the investments may be in businesses with little or no operating history. Investments in such early-stage growth companies may involve greater risks than are generally associated with investments in more established companies. To the extent there is any public market for the securities held by the Fund, such securities may be subject to more abrupt and erratic market price movements than those of larger, more established companies. Less established companies tend to have lower capitalizations and fewer resources and are, therefore, often more vulnerable to financial failure. Such companies also may have shorter operating histories on which to judge future performance and in many cases, if operating, will have negative cash flow. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other investments. In addition, less mature companies could be deemed to be more susceptible to irregular accounting or other fraudulent practices. In the event of fraud by any company in which the Fund invests, the Fund may suffer a partial or total loss of capital invested in that company.
The Fund may invest in issuers that: (i) have little or no operating history, (ii) offer services or products that are not yet ready to be marketed, (iii) are operating at a loss or have significant fluctuations in operating results, (iv) are engaged in a rapidly changing business or (v) need substantial additional capital to set up internal infrastructure, hire management and personnel, support expansion or achieve or maintain a competitive position. Such issuers may face intense competition, including competition from companies with greater financial resources, more extensive capabilities and a larger number of qualified managerial and technical personnel.
Distressed Credit Investments.
The Fund may invest in obligations of issuers in weak financial condition, experiencing poor operating results, having substantial capital needs or negative net worth, facing special competitive or product obsolescence problems, including companies involved in bankruptcy or other reorganization and liquidation proceedings. These obligations are likely to be particularly risky investments although they also may offer the potential for correspondingly high returns. Among the risks inherent in investments in troubled entities is the fact that it frequently may be difficult to obtain accurate information as to the true condition of such issuers. The Fund’s distressed credit investments (
e.g.
, investments in defaulted, out-

of-favor
or distressed bank loans and debt and equity securities) are inherently speculative and are subject to a high degree of risk. Companies experiencing financial distress are often those operating at a loss or with substantial variations in operating results from period to period. Companies experiencing financial distress may be involved in insolvency proceedings and have the need for substantial additional capital to support continued operations or to improve their financial condition and may have very high amounts of leverage. Distressed companies typically are in default under, or have a significant risk of an inability to service, their debt obligations, especially during an economic downturn or periods of rising interest rates, may not have access to more traditional methods of financing and may be unable to repay debt by refinancing. Investments in distressed companies may be premised on a turnaround strategy. If turnarounds are not achieved, these companies could experience failures or substantial declines in value, and the Fund may not be able to divest itself of such unprofitable investments in a timely fashion or at all. Additionally, turnarounds may not be achieved within the contemplated investment horizons.
The value of distressed instruments tends to be more volatile and may have an increased price sensitivity to changing interest rates and adverse economic and business developments than other securities or instruments. Distressed credit investments are often more sensitive to company-specific developments and changes in economic conditions than other securities. Furthermore, distressed debt instruments are often unsecured and may be subordinated to senior debt. Accordingly, an investment in the Fund should only be considered by persons who can afford a loss of their entire investment.
Mezzanine Investments.
Most of the Fund’s mezzanine investments (if any) are expected to be unsecured and made in companies whose capital structures have significant indebtedness ranking ahead of the investments, all or a significant portion of which may be secured. While the investments may benefit from the same or similar financial and other covenants as those enjoyed by the indebtedness ranking ahead of the investments and may benefit from cross-default provisions and security over the issuer’s assets, some or all of such terms may not be part of particular investments. Moreover, the ability of the Fund to influence an issuer’s affairs, especially during periods of financial distress or following an insolvency, is likely to be substantially less than that of senior creditors. Mezzanine investments generally are subject to various risks, including, without limitation: (i) a subsequent characterization of an investment as a “fraudulent conveyance”; (ii) the recovery as a “preference” of liens perfected or payments made on account of a debt in the 90 days before a bankruptcy filing; (iii) equitable subordination claims by other creditors;
(iv) so-called
“lender liability” claims by the issuer of the obligations; and (v) environmental liabilities that may arise with respect to collateral securing the obligations.
Interest Rate Risk.
General interest rate fluctuations and changes in credit spreads on floating rate loans may have a substantial negative impact on the Fund’s investments and investment opportunities and, accordingly, may have a material adverse effect on the Fund’s rate of return on invested capital, the Fund’s net investment income and the Fund’s NAV. Certain of the Fund’s debt investments will have variable interest rates that reset periodically based on benchmarks such as LIBOR, SOFR and the prime rate, so an increase in interest rates may make it more difficult for issuers to service their obligations under the debt investments that the Fund will hold. In addition, to the extent the Fund borrows money to make investments, its returns will depend, in part, upon the difference between the rate at which it borrows funds and the rate at which it invests those funds. As a result, there can be no assurance that a significant change in market interest rates will not have a material adverse effect on the Fund’s net investment income to the extent it uses debt to finance its investments. In periods of rising interest rates, the Fund’s cost of funds would increase, which could reduce its net investment income. In general, rising interest rates will negatively impact the price of a fixed rate debt instrument and falling interest rates will have a positive effect on price. Adjustable rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). From time to time, the Fund may be exposed to medium- to long-term spread duration securities. Longer spread duration securities have a greater adverse price impact to increases in interest rates. Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules.
If general interest rates rise, there is a risk that the portfolio companies in which the Fund holds floating rate securities will be unable to pay escalating interest amounts, which could result in a default under their loan documents. Rising interest rates could also cause portfolio companies to shift cash from other productive uses to the payment of interest, which may have a material adverse effect on their business and operations and could, over time, lead to increased defaults. In addition, rising interest rates may increase pressure on the Fund to provide fixed rate loans to the Fund’s portfolio companies, which could adversely affect the Fund’s net investment income, as increases in the cost of borrowed funds would not be accompanied by increased interest income from such fixed-rate investments.

Inflation Risk.
Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of investments and distributions can decline. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to shareholders.
Physical Commodities Investments Risk.
The Fund may invest a portion of its assets in securities and credit instruments associated with physical commodities assets, including infrastructure and aviation, which have historically experienced substantial price volatility. The value of companies engaged in these industries is affected by (i) changes in general economic and market conditions; (ii) changes in environmental, governmental and other regulations; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) surplus capacity and depletion concerns; (viii) the availability of financing; and (ix) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of these investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. The Adviser’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic. The value of securities in these industries may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.
Upon a loan event of default, the lender will typically accelerate the maturity of the loan and, if the loan is not then paid, a secured lender will then typically exercise secured creditor remedies, such as foreclosure, against the collateral (typically represented in such a case by either a bill of lading, a warehouse receipt, or another document of title that evidences ownership to the collateral). The foreclosure process will be either a public auction or a private sale among interested bidders and must be conducted in a commercially reasonable manner. The winning bidder will become the owner of the collateral for all purposes once it pays its winning bid price. To the extent the winning bid exceeds the amount owed on the loan, the secured lender is obligated to remit the surplus to the borrower/pledgor, once the lender has been paid off in full on its loan. To the extent the winning bid is less than the amount owed on the loan, the secured lender will have a deficiency claim against the borrower/pledgor, after the amounts owed to the lender are repaid in part with the proceeds of the winning bid amount. At no point will the Fund have any beneficial ownership of the underlying commodity.
Sovereign Bond Risks.
Investments in sovereign bonds involves special risks not present in corporate bonds. The governmental authority that controls the repayment of the bonds may be unable or unwilling to make interest payments and/or repay the principal on its bonds or to otherwise honor its obligations. If an issuer of sovereign bonds defaults on payments of principal and/or interest, the Fund may have limited recourse against the issuer. During periods of economic uncertainty, the market prices of sovereign bonds, and the Fund’s NAV, may be more volatile than prices of corporate bonds, which may result in losses. In the past, certain governments of emerging market countries have declared themselves unable to meet their financial obligations on a timely basis, which has resulted in losses for holders of sovereign bonds.
Several factors may affect (i) the ability of a government, its agencies, instrumentalities or its central bank to make payments on the debt it has issued, including securities that the investment personnel believe are likely to be included in restructurings of the external debt obligations of the issuer in question, (ii) the market value of such debt and (iii) the inclusion of sovereign debt in future restructurings, including such issuer’s (x) balance of trade and access to international financing, (y) cost of servicing such obligations, which may be affected by changes in international interest rates, and (z) level of international currency reserves, which may affect the amount of exchange available for external debt payments. Significant ongoing uncertainties and exposure to adverse conditions may undermine the issuer’s ability to make timely payment of interest and principal, and issuers may default on their sovereign debt.
Many jurisdictions in the markets in which the Fund invests have a history of default on external debt when their economies experience a downturn. These risks of sovereign default could adversely affect the value of the Fund’s portfolio. Further, certain of these markets are dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. In addition, the economies of certain of these markets may be based predominantly on only a few commodities or industries and therefore may be vulnerable to changes in commodity prices or trade conditions. Economic disruptions in such jurisdictions could lead to increased volatility in equity and other markets and a sovereign default could lead to substantial losses in value in these markets, potentially compounded by currency and foreign exchange conversion restrictions. Such events could lead to a material, if not complete, loss of the Fund’s investment in that jurisdiction.

Preferred Stock.
Investments in preferred stock involve risks related to priority in the event of bankruptcy, insolvency or liquidation of the issuing company and how dividends are declared. Preferred stock ranks junior to debt securities in an issuer’s capital structure and, accordingly, is subordinate to all debt in bankruptcy. Preferred stock generally has a preference as to dividends. Such dividends are generally paid in cash (or additional shares of preferred stock) at a defined rate, but unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock may also be subject to optional or mandatory redemption provisions.
Convertible Securities.
Convertible securities (including contingent convertible securities) are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security generally entitles its holder to receive interest or a dividend until the convertible security matures or is redeemed or converted. Convertible securities generally: (i) have higher yields than the dividends on the underlying common stocks, but lower yields than non-convertible
securities of a comparable duration; (ii) are less volatile in price than the underlying common stock due to their fixed-income characteristics; (iii) have a significant option component to their value which is directly impacted by the prevailing market volatility and interest rates; and (iv) provide the potential for capital appreciation if the market price of the underlying common stock increases.
The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion feature) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase) as well as market volatility (with the conversion value increasing as market volatility increases). The credit standing of the issuer and other factors may also have an effect on investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent that the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income security. Generally, the amount of the premium decreases (as with an option) as the convertible security approaches maturity.
A convertible security may be subject to redemption at the option of the issuer. If a convertible security held by the Fund is called for redemption, the Fund will be required either to permit the issuer to redeem the security or convert it into the underlying common stock. Either of these actions could have an adverse effect on the value of the position.
Contingent Convertible Securities.
Contingent convertible securities are a form of hybrid debt security that are intended to either convert into equity or have their principal written down upon the occurrence of certain “triggers.” In certain circumstances, the principal of contingent convertible securities may be written down to zero even when the underlying equity may retain value. The value of contingent convertible securities is unpredictable and will be influenced by many factors including, without limitation: (i) the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; (ii) supply and demand for the contingent convertible securities; (iii) general market conditions and available liquidity; and (iv) economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Investments in contingent convertible securities may be considered speculative.
Risks Associated with Changes in LIBOR.
On July 27, 2017, the United Kingdom (the “UK”) Financial Conduct Authority announced that it intended to stop persuading or compelling banks to submit LIBOR rates after 2021. More recently, the administrator of LIBOR announced that it will cease the publication of the one week and two month LIBOR settings immediately following the LIBOR publication on December 31, 2021, and the remaining U.S. dollar LIBOR settings immediately following the LIBOR publication on June 30, 2023. In connection with supervisory guidance from regulators, certain regulated entities have ceased to enter into certain new LIBOR contracts after January 1, 2022. It is not possible to predict the effect of these changes, any establishment of alternative reference rates or any other reforms to LIBOR that may be enacted in the UK or elsewhere. It is possible that banks will not continue to provide submissions for the calculation of LIBOR. Similarly, it is not possible to predict whether LIBOR will continue to be viewed as an acceptable market benchmark, what rate or rates may become accepted alternatives to LIBOR, or what the effect of any such changes in views or alternatives may have on the financial markets for LIBOR-linked financial instruments.
To identify a successor rate for U.S. dollar LIBOR, the Alternative Reference Rates Committee (“ARRC”), a U.S.-based group convened by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York, was formed. Financial regulators in the UK, the European Union (the “EU”), Japan and Switzerland also formed working groups with the aim of recommending alternatives to LIBOR denominated in their local currencies. On July 22, 2021, the ARRC formally recommended SOFR as its preferred alternative rate for LIBOR. SOFR is a measure of the cost of borrowing cash overnight, collateralized by U.S. Treasury securities, and is based on directly observable U.S. Treasury-backed repurchase transactions. Although SOFR appears to be the preferred replacement rate for U.S. dollar LIBOR, it is unclear if other benchmarks may emerge or if other rates will be adopted outside the U.S. The Bank of England’s current nominated replacement for sterling LIBOR is the Sterling Overnight Interbank Average Rate (“SONIA”). Given the inherent differences between LIBOR and SOFR, or any other alternative benchmark rate that may be established, including SONIA, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate.
In any event, LIBOR is likely to perform differently than in the past and, ultimately, cease to exist as a global benchmark going forward. Until an alternative benchmark rate(s) becomes generally accepted and regularly implemented in the market, the uncertainty as to the future of LIBOR, its eventual phase-out,
the transition to one or more alternate benchmark rate(s), and the implementation of such new benchmark rate(s) may impact a number of factors, which, either alone or in the aggregate, may cause a material adverse effect on the Fund’s performance and the Fund’s ability to achieve its investment objective. The Adviser does not have prior experience in investing during a period of benchmark rate transition and there can be no assurance that the Adviser will be able to manage its business in a profitable manner before, during or after such transition.
The discontinuance of LIBOR may require the Fund to renegotiate credit agreements entered into prior to the discontinuation of LIBOR and extending beyond the discontinuance with the Fund’s portfolio companies that utilize LIBOR as a factor in determining the interest rate, in order to replace LIBOR with the new standard that is established, which may have an adverse effect on the Fund’s ability to receive attractive returns.
In addition, the Fund may need to renegotiate certain terms of the Fund’s credit facility. If the Fund is unable to do so, amounts outstanding under the Fund’s credit facility may bear interest at a higher rate, which would increase the cost of the Fund’s borrowings and, in turn, affect the Fund’s return on capital.
Depending on several factors, including those set forth above, and the related costs of negotiating and documenting necessary changes to documentation, the Fund’s business, financial condition and results of operations could be materially adversely impacted by the market transition or reform of certain reference rates and benchmarks. Other factors include the pace of the transition to replacement or reformed rates, the specific terms and parameters for and market acceptance of any alternative reference rates, prices and liquidity of trading markets for products based on alternative reference rates, and the Fund’s ability to transition and develop appropriate systems and analytics for one or more alternative reference rates.
Securities on a When-Issued or Forward Commitment Basis.
The Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis to acquire the security or to hedge against anticipated changes in interest rates and prices. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it might incur a gain or loss. There is always a risk that the securities may not be delivered and that the Fund may incur a loss. Settlements in the ordinary course, which may take substantially more than five business days, are not treated by the Fund as when-issued or forward commitment transactions. The settlements of secondary market purchases of senior loans in the ordinary course, on a settlement date beyond the period expected by loan market participants are subject to delayed compensation. Furthermore, the purchase of a senior loan in the secondary market is typically negotiated and finalized pursuant to a binding trade confirmation, and therefore, the risk of non-delivery
of the security to the Fund is reduced or eliminated when compared with such risk when investing in when-issued or forward commitment securities.

Equity Investments
. The Fund may purchase equity securities. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities also include, among other things, preferred securities, convertible stocks and warrants. The values of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities. These risks are generally magnified in the case of equity investments in distressed companies.
Investments in Publicly Traded Companies.
The Fund’s investment portfolio may contain securities or instruments issued by publicly-held companies. Such investments may subject the Fund to risks that differ in type or degree from those involved with investments in privately-held companies. Such risks include, without limitation, greater volatility in the valuation of such companies, increased obligations to disclose information regarding such companies, limitations on the ability of the Fund to dispose of such securities or instruments at certain times, increased likelihood of shareholder litigation against such companies’ board members (which may include members of the Adviser) and increased costs associated with each of the aforementioned risks.
In addition, in respect of the Fund’s publicly traded debt investments, the Fund will not obtain financial covenants or other contractual rights, including management rights, that it might otherwise be able to obtain in making privately-negotiated investments. Moreover, the Fund may not have the same access to information in connection with investments in public securities, either when investing a potential investment or after making an investment, as compared to privately-negotiated investments. Furthermore, the Fund may be limited in its ability to make investments, and to sell existing investments, in public securities because the Adviser may be deemed to have material, nonpublic information regarding the issuers of those securities or as a result of other internal policies.
Private Investments in Public Equity
. The Fund may purchase equity securities in a private placement that are issued by issuers who have outstanding, publicly-traded equity securities of the same class (“private investments in public equity” or “PIPEs”). Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.
Prepayment Risk.
Prepayment risk relates to the early repayment of principal on a loan or debt security. Loans are generally callable at any time, and certain loans may be callable at any time at no premium to par. The Adviser is generally unable to predict the rate and frequency of such repayments. Whether a loan is called will depend both on the continued positive performance of the issuer and the existence of favorable financing market conditions that allow such issuer the ability to replace existing financing with less expensive capital. As market conditions change frequently, the Adviser will often be unable to predict when, and if, this may be possible for each of the Fund’s issuers. Having the loan or other debt instrument called early may have the effect of reducing the Fund’s actual investment income below its expected investment income if the capital returned cannot be invested in transactions with equal or greater yields.
Investments in Highly Leveraged Issuers.
The Fund’s investments are expected to include investments in issuers whose capital structures have significant leverage (including substantial leverage senior to the Fund’s investments), a considerable portion of which may be at floating interest rates. The leveraged capital structure of such issuers will increase their exposure to adverse economic factors such as rising interest rates, downturns in the economy or further deteriorations in the financial condition of the issuer or its industry. This leverage may result in more serious adverse consequences to such companies (including their overall profitability or solvency) in the event these factors or events occur than would be the case for less leveraged issuers. In using leverage, these issuers may be subject to terms and conditions that include restrictive financial and operating covenants, which may impair their ability to finance or otherwise pursue their future operations or otherwise satisfy additional capital needs. Moreover, rising interest rates may significantly increase the issuers or project’s interest expense, or a significant industry downturn may affect a company’s ability to generate positive cash flow, in either case causing an inability to service outstanding debt. The Fund’s investments may be among the most junior financing in an issuer’s capital structure. In the event such issuer cannot generate adequate cash flow to meet debt obligations, the company may default on its loan agreements or be forced into bankruptcy resulting in a restructuring or liquidation of the company, and the Fund, particularly in light of the subordinated and/or unsecured position of the Fund’s investments, may suffer a partial or total loss of capital invested in the company, which could adversely affect the return of the Fund.

Bankruptcy and Restructuring Risk.
The Fund may invest in restructurings involving, or otherwise acquire or hold securities and other obligations of, issuers that are in financial difficulty, and/or may be in, entering, or emerging from, bankruptcy proceedings.
Bankruptcy or other insolvency proceedings are highly complex and may result in unpredictable outcomes. In any investment opportunity involving work-outs, liquidations, spin-offs, reorganizations, bankruptcies and similar transactions, there exists the risk that the contemplated transaction may be unsuccessful. Similarly, if an anticipated transaction does not in fact occur, the Fund may be required to sell the investment at a loss. The level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial difficulties is unusually high. Because there is a substantial uncertainty concerning the outcome of transactions involving financially troubled companies in which the Fund may invest, there is a potential risk of loss of the entire investment in such companies, as well as the risk that the Fund may be required to accept cash or new securities with a value less than the Fund’s original investment and/or may be required to accept payment over an extended period of time. Under such circumstances, the returns generated from the Fund’s investments may not compensate it adequately for the risks assumed.
The return on investment sought or targeted by the Fund in any investment in a restructuring may depend upon the restructuring progressing in a particular manner or resulting in a particular outcome (including regarding the conversion or repayment of the Fund’s investments). There can be no assurance that any such outcome, development or result will occur or be successful and, as a result, the premise underlying the Fund’s investment may never come to fruition and the Fund’s returns may be adversely affected. Investments in restructurings could, in certain circumstances, subject the Fund to certain additional potential liabilities that may exceed the value of the Fund’s original investment therein. For instance, under certain circumstances, payments to the Fund and distributions to Shareholders may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance, preferential payment or similar transaction under applicable bankruptcy and insolvency laws. Furthermore, investments in restructurings may be adversely affected by statutes relating to, among other things, fraudulent conveyances, voidable preferences, lender liability and the court’s discretionary power to disallow, subordinate or disenfranchise particular claims or characterize investments made in the form of debt as equity contributions. For certain restructurings, the Fund may utilize blocker corporations, which may incur federal and state income taxes. In restructurings, whether constituting liquidation (both in and out of bankruptcy) and other forms of corporate reorganization, there exists the risk that the restructuring either will be unsuccessful (due to, for example, failure to obtain requisite approvals), will be delayed (for example, until various liabilities, actual or contingent, have been satisfied) or will result in a distribution of cash or a new security or instrument the value of which will be less than the purchase price to the Fund of the security in respect to which such distribution was made. The Fund may not be “hedged” against market fluctuations, or, in liquidation situations, may not accurately value the assets of the company being liquidated. This can result in losses, even if the proposed restructuring is consummated. Under certain circumstances, a lender that has inappropriately exercised control of the management and policies of a debtor may have its claims subordinated or disallowed, or may be found liable for damages suffered by parties as a result of such actions.
When a company seeks relief under the U.S. Bankruptcy Code (or has a petition filed against it), an automatic stay prevents all entities, including creditors, from foreclosing or taking other actions to enforce claims, perfect liens or reach collateral securing such claims. Creditors who have claims against the company prior to the date of the bankruptcy filing must petition the court to permit them to take any action to protect or enforce their claims or their rights in any collateral. Such creditors may be prohibited from doing so if the court concludes that the value of the property in which the creditor has an interest will be “adequately protected” during the proceedings. If the Bankruptcy Court’s assessment of adequate protection is inaccurate, a creditor’s collateral may be wasted without the creditor being afforded the opportunity to preserve it. Thus, even if the Fund holds a secured claim, it may be prevented from collecting the liquidation value of the collateral securing its debt, unless relief from the automatic stay is granted by the court. Bankruptcy proceedings are inherently litigious, time consuming, highly complex and driven extensively by facts and circumstances, which can result in challenges in predicting outcomes. The equitable power of bankruptcy judges also can result in uncertainty as to the ultimate resolution of claims.
Security interests held by creditors are closely scrutinized and frequently challenged in bankruptcy proceedings and may be invalidated for a variety of reasons. For example, security interests may be set aside because, as a technical matter, they have not been perfected properly under the Uniform Commercial Code or other applicable law. If a security interest is invalidated, the secured creditor loses the value of the collateral and because loss of the secured status causes the claim to be treated as an unsecured claim, the holder of such claim will almost certainly experience a significant loss of its investment. There can be no assurance that the security interests securing the Fund’s claims will not be challenged vigorously and found defective in some respect, or that the Fund will be able to prevail against the challenge.

Moreover, debt may be disallowed or subordinated to the claims of other creditors if the creditor is found guilty of certain inequitable conduct resulting in harm to other parties with respect to the affairs of a company filing for protection from creditors under the U.S. Bankruptcy Code. Creditors’ claims may be treated as equity if they are deemed to be contributions to capital, or if a creditor attempts to control the outcome of the business affairs of a company prior to its filing under the U.S. Bankruptcy Code. Serving on an official or unofficial creditors’ committee, for example, increases the possibility that the Fund will be deemed an “insider” or a “fiduciary” of an issuer it has so assisted and may increase the possibility that the Bankruptcy Court would invoke the doctrine of “equitable subordination” with respect to any claim or equity interest held by the Fund in such issuer and subordinate any such claim or equity interest in whole or in part to other claims or equity interests in such issuer. Claims of equitable subordination may also arise outside of the context of the Fund’s committee activities. If a creditor is found to have interfered with a company’s affairs to the detriment of other creditors or shareholders, the creditor may be held liable for damages to injured parties. While the Fund will attempt to avoid taking the types of action that would lead to equitable subordination or creditor liability, there can be no assurance that such claims will not be asserted or that the Fund will be able to successfully defend against them. In addition, if representation of a creditors’ committee of an issuer causes the Fund or the Adviser to be deemed an affiliate of such issuer, the securities of such issuer held by the Fund may become restricted securities, which are not freely tradable.
While the challenges to liens and debt described above normally occur in a bankruptcy proceeding, the conditions or conduct that would lead to an attack in a bankruptcy proceeding could in certain circumstances result in actions brought by other creditors of the debtor, shareholders of the debtor or even the debtor itself in other state or U.S. federal proceedings, including pursuant to state fraudulent transfer laws. As is the case in a bankruptcy proceeding, there can be no assurance that such claims will not be asserted or that the Fund will be able to defend against them successfully. To the extent the Fund assumes an active role in any legal proceeding involving the debtor, the Fund may be prevented from disposing of securities or instruments issued by the debtor due to the Fund’s possession of material, non-public
information concerning the debtor.
From time to time, the Fund may invest in or extend loans to companies that have filed for protection under Chapter 11 of the U.S. Bankruptcy Code. These debtor-in-possession
or “DIP” loans are most often revolving working-capital facilities put into place at the outset of a Chapter 11 case to provide the debtor with both immediate cash and the ongoing working capital that will be required during the reorganization process. While such loans are generally less risky than many other types of loans as a result of their seniority in the debtor’s capital structure and because their terms have been approved by a federal bankruptcy court order, it is possible that the debtor’s reorganization efforts may fail and the proceeds of the ensuing liquidation of the DIP lender’s collateral might be insufficient to repay in full the DIP loan.
In addition, issuers located in
non-U.S.
jurisdictions may be involved in restructurings, bankruptcy proceedings and/or reorganizations that are not subject to laws and regulations that are similar to the U.S. Bankruptcy Code and the rights of creditors afforded in U.S. jurisdictions. To the extent such
non-U.S.
laws and regulations do not provide the Fund with equivalent rights and privileges necessary to promote and protect its interest in any such proceeding, the Fund’s investments in any such issuer may be adversely affected. For example, bankruptcy law and process in a
non-U.S.
jurisdiction may differ substantially from that in the United States, resulting in greater uncertainty as to the rights of creditors, the enforceability of such rights, reorganization timing and the classification, seniority and treatment of claims. In certain developing countries, although bankruptcy laws have been enacted, the process for reorganization remains highly uncertain.
Non-Performing
Investments.
The Fund’s portfolio may include investments whose underlying collateral are
“non-performing”
and that are typically highly leveraged, with significant burdens on cash flow and, therefore, involve a high degree of financial risk. During an economic downturn or recession, securities of financially troubled or operationally troubled issuers are more likely to go into default than securities or instruments of other issuers. Securities or instruments of financially troubled issuers and operationally troubled issuers are less liquid and more volatile than securities or instruments of companies not experiencing financial difficulties. Investment, directly or indirectly in the financially and/or operationally troubled issuers involves a high degree of credit and market risk. These difficulties may never be overcome and may cause borrowers to become subject to bankruptcy or other similar administrative proceedings. There is a possibility that the Fund may incur substantial or total losses on its investments and in certain circumstances, subject the Fund to certain additional potential liabilities that may exceed the value of the Fund’s original investment therein.

Risks of Certain
Non-U.S.
Investments.
The Fund expects to invest a portion of its portfolio outside of the United States.
Non-U.S.
securities or instruments involve certain factors not typically associated with investing in U.S. securities or instruments, including risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various
non-U.S.
currencies in which the Fund’s
non-U.S.
investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences in conventions relating to documentation, settlement, corporate actions, stakeholder rights and other matters; (iii) differences between the U.S. and
non-U.S.
securities markets, including higher rates of inflations, higher transaction costs and potential price volatility in, and relative illiquidity of, some
non-U.S.
securities markets; (iv) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less governmental supervision and regulation in some countries; (v) certain economic, social and political risks, including potential exchange control regulations and restrictions on
non-U.S.
investment and repatriation of capital, the risks of political, economic or social instability, including the risk of sovereign defaults, and the possibility of expropriation or confiscatory taxation and adverse economic and political development; (vi) the possible imposition of
non-U.S.
taxes on income and gains recognized with respect to such securities or instruments; (vii) differing, and potentially less well developed or well-tested laws regarding creditor’s rights (including the rights of secured parties), corporate governance, fiduciary duties and the protection of investors; (viii) difficulty in enforcing contractual obligations; (ix) differences in the legal and regulatory environment or enhanced legal and regulatory compliance; (x) reliance on a more limited number of commodity inputs, service providers and/or distribution mechanisms; (xi) political hostility to investments by foreign or private investment fund investors; and (xii) less publicly available information.
In addition, the Fund’s investments in the debt of issuers located in certain
non-U.S.
jurisdictions may be adversely affected as a result of the ownership or control of an equity stake in such issuers by the Adviser and/or its affiliates. For example, in certain circumstances, the Fund could be subject to German “equity substitution rules” (similar to equitable subordination in the United States) if an issuer in which the Fund holds a debt investment and in which the Adviser and/or its affiliates holds an equity investment was to become insolvent. In such case, among other things, (i) the Fund may not be able to enforce its rights with respect to collateral, if any, (ii) the debt held by the Fund may be subordinated and (iii) the receiver may be entitled to reclaim amounts paid to the Fund within one year of the filing for commencement of insolvency proceedings or thereafter. The laws of other
non-U.S.
jurisdictions in which the Fund may seek to invest may have rules similar to Germany’s “equity substitution rules” discussed above, and the consequences to the Fund with respect to such rules may be more or less severe. Moreover, additional laws and regulations in
non-U.S.
jurisdictions in which the Fund may invest may affect the Fund’s investments in such jurisdictions in a manner that differs adversely from the results that would occur under U.S. laws and regulations applied to similar facts.
Additionally, the Fund may be less influential than other market participants in jurisdictions where it or the Adviser do not have a significant presence. The Fund may be subject to additional risks, which include possible adverse political and economic development, possible seizure or nationalization of
non-U.S.
deposits and possible adoption of governmental restrictions which might adversely affect the payment of principal and interest to investors located outside the country of the issuer, whether from currency blockage or otherwise. Furthermore, some of the securities may be subject to brokerage taxes levied by governments, which has the effect of increasing the cost of such investment and reducing the realized gain or increasing the realized loss on such securities at the time of sale. While the Adviser intends, where deemed appropriate, to seek to manage the Fund in a manner that will minimize exposure to the foregoing risks and will take these factors into consideration in making investment decisions for the Fund, there can be no assurance that adverse developments with respect to such risks will not adversely affect the assets of the Fund that are held in certain countries.
Foreign Currency Risks.
A significant portion of the Fund’s investments (and the income and gains received by the Fund in respect of such investments) may be denominated in currencies other than the U.S. dollar. However, the books of the Fund will be maintained, and contributions to and distributions from the Fund will generally be made, in U.S. dollars. Accordingly, changes in foreign currency exchange rates and exchange controls may materially adversely affect the value of the investments and the other assets of the Fund. For example, any significant depreciation in the exchange rate of the Euro, or any other currency in which the Fund makes investments, against the U.S. dollar, could adversely affect the value of dividends or proceeds on investments denominated in the Euro or such other currencies. In addition, the Fund will incur costs, which may be significant, in connection with the conversion of various currencies.

Currency Hedging Risk.
The Adviser may seek to hedge all or a portion of the Fund’s foreign currency risk. For example, the Fund may enter into foreign currency forward contracts to reduce the Fund’s exposure to foreign currency exchange rate fluctuations in the value of foreign currencies. In a foreign currency forward contract, the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined
price at a future date. Forward foreign currency contracts are marked-to-market
at the applicable forward rate. There is no guarantee that it will be practical to hedge currency risks or that any efforts to do so will be successful. The use of foreign currency forward contracts is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments, and there is no guarantee that the use of foreign currency forward contracts will achieve their intended result. If the Adviser is incorrect in its expectation of the timing or level of fluctuation in securities prices, currency prices or other variables, the use of foreign currency forward contracts could result in losses, which in some cases may be significant. A lack of correlation between changes in the value of foreign currency forward contracts and the value of the portfolio assets (if any) being hedged could also result in losses.
Use of Leverage: Risk of Borrowing by the Fund.
The Fund may employ leverage through a secured credit facility to achieve its investment objective and may consider other potential uses in the future. The Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including the Adviser’s assessment of the yield curve environment, interest rate trends, market conditions and other factors. The use of leverage has the potential to magnify losses versus funds that do not employ leverage.
The Fund may incur permanent, Fund-level leverage including through, but not limited to, bridge, subscription, asset-backed facilities, financing transactions from prime brokers or custodians, short-sales and/or related to the Fund’s hedging activities. Borrowings by the Fund will further diminish returns (or increase losses on capital) to the extent overall returns are less than the Fund’s cost of funds. Such debt exposes the Fund to refinancing, recourse and other risks. As a general matter, the presence of leverage can accelerate losses.
Subject to prevailing market conditions, the Fund may add financial leverage if, immediately after such borrowing, it would have asset coverage (as defined in the 1940 Act) of 300% or more (for leverage obtained through debt) or 200% or more (for leverage obtained through preferred stock). For example, if the Fund has USD $100 in Net Assets (as defined below), it may utilize leverage through obtaining debt of up to USD $50, resulting in USD $150 in total assets (or 300% asset coverage). “Net Assets” means the total assets of the Fund minus the Fund’s liabilities. The Fund may use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment.
The Fund is also permitted to borrow amounts up to 5% of the value of the Fund’s total assets for temporary purposes without regard to asset coverage, which borrowings would not be considered senior securities, provided that any such borrowings in excess of 5% of the value of the Fund’s total assets would be subject to the asset coverage ratio requirements of the 1940 Act, even if for temporary purposes.
The Fund may elect to use borrowings, reverse repurchase agreements, the leverage potentially incurred in securities lending and short selling, together with any other senior securities representing indebtedness, by requiring asset coverage (as defined in the 1940 Act) immediately after any borrowing of 300% or more. In the event that the Fund elects not to treat reverse repurchase agreements and similar financing transactions in the same manner of indebtedness, it must treat them as derivatives as discussed below.
The Adviser expects that the Fund’s borrowings may ultimately be secured with a security interest in investments. In times of adverse market conditions, the Fund may be required to post additional collateral which could affect the Fund’s liquidity.
Subject to certain exceptions, the Fund is required to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions if the Fund has elected to treat them as borrowings) subject to a limit on notional derivatives exposure as a limited derivatives user or subject to a value-at-risk
(“VaR”) leverage limit and certain derivatives risk management program and testing requirements and requirements related to board reporting. These requirements may limit the ability of the Fund to invest in derivatives, short sales and similar financing transactions, limit the Fund’s ability to employ certain strategies that use these instruments and/or adversely affect the Fund’s efficiency in implementing its strategy, liquidity and/or ability to pursue its investment objectives.
Leverage creates several major types of risks for Shareholders, including: (i) the likelihood of greater volatility of NAV of Shares, and of the investment return to Shareholders, than a comparable portfolio without leverage; (ii) the possibility either that Share distributions will fall if the interest and other costs of leverage rise, or that distributions paid on Shares will fluctuate because such costs vary over time; (iii) the effects of leverage in a declining market or a rising interest rate environment, as leverage is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged; (iv) to the extent that Fund revenues are required to meet principal payments, Shareholders may be allocated income (and therefore tax liability) in excess of cash distributed; and (v) in certain circumstances, the Fund may be required to dispose of investments at a loss or otherwise on unattractive terms in order to service its debt obligations or meet its debt covenants. In addition, in connection with one or more credit facilities entered into by the Fund , distributions to Shareholders may be subordinated to payments required in connection with any indebtedness contemplated thereby. There can be no assurance that the Fund will have sufficient cash flow to meet its debt service obligations. As a result, the Fund’s exposure to foreclosure and other losses may be increased due to the illiquidity of its investments.
In addition, the Fund may need to refinance its outstanding debt as it matures. There is a risk that the Fund may not be able to refinance existing debt or that the terms of any refinancing may not be as favorable as the terms of the existing loan agreements. If prevailing interest rates or other factors at the time of refinancing result in higher interest rates upon refinancing, then the interest expense relating to that refinanced indebtedness would increase. These risks could adversely affect the Fund’s financial condition, cash flows and the return on its investments.
With respect to any asset-backed facility entered into by the Fund (or an affiliate thereof), a decrease in the market value of the Fund’s investments (due to market conditions, the fair valuation of the Fund’s investments or otherwise) would increase the effective amount of leverage and could result in the possibility of a violation of certain financial covenants pursuant to which the Fund must either repay the borrowed funds to the lender. Liquidation of the Fund’s investments at an inopportune time in order to satisfy such financial covenants could adversely impact the performance of the Fund and could, if the value of its investments had declined significantly, cause the Fund to lose all or a substantial amount of its capital. In the event of a sudden, precipitous drop in the value of the Fund’s assets, the Fund might not be able to dispose of assets quickly enough to pay off its debt resulting in a foreclosure or other total loss of some or all of the pledged assets. Fund-level debt facilities typically include other covenants such as, but not limited to, covenants against the Fund incurring or being in default under other recourse debt, including certain Fund guarantees of asset level debt, which, if triggered could cause adverse consequences to the Fund if it is unable to cure or otherwise mitigate such breach.
Change of Law Risk.
Government counterparties or agencies may have the discretion to change or increase regulation of a portfolio investment’s operations or implement laws or regulations affecting the portfolio investment’s operations, separate from any contractual rights it may have. A portfolio investment also could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on such portfolio company. Governments have considerable discretion in implementing regulations and tax reform, including, for example, the possible imposition or increase of taxes on income earned by a portfolio company or gains recognized by the Fund on its investment in such portfolio company, that could impact a portfolio company’s business as well as the Fund’s return on investment with respect to such portfolio company.
Force Majeure Risk.
Issuers may be affected by force majeure events (
i.e.
, events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Some force majeure events may adversely affect the ability of a party (including an issuer or a counterparty to the Fund or an issuer) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to an issuer or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund may invest specifically. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more issuers or its assets, could result in a loss to the Fund, including if its investment in such issuer is cancelled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its investments.
Terrorist Activities.
Terrorist attacks have caused instability in the world financial markets and may generate global economic instability. The continued threat of terrorism and the impact of military or other action could affect the Fund’s financial results.
Regulatory Approvals.
The Fund may invest in portfolio companies believed to have obtained all material United States federal, state, local or
non-U.S.
approvals, if any, required as of the date thereof to acquire and operate their facilities. In addition, the Fund may be required to obtain the consent or approval of applicable regulatory authorities in order to acquire or hold certain ownership positions in portfolio companies. A portfolio company could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on such portfolio company. For example, in the case of oil and gas drilling, handling and transportation, such activities are extensively regulated, and statutory and regulatory requirements may include those imposed by energy, zoning, environmental, health, safety, labor and other regulatory or political authorities. Moreover, additional regulatory approvals, including without limitation, renewals, extensions, transfers, assignments, reissuances or similar actions, may become applicable in the future due to a change in laws and regulations, a change in the companies’ customers or for other reasons. There can be no assurance that a portfolio company will be able to (i) obtain all required regulatory approvals that it does not have at the time of the Fund’s investment or that it may be required to have in the future; (ii) obtain any necessary modifications to existing regulatory approvals; or (iii) maintain required regulatory approvals. Delay in obtaining or failure to obtain and maintain in full force and effect any regulatory approvals, or amendments thereto, or delay or failure to satisfy any regulatory conditions or other applicable requirements could prevent operation of a facility or sales to or from third parties or could result in fines or additional costs to a portfolio company. Regulatory changes in a jurisdiction where a portfolio investment is located may make the continued operation of the portfolio investment infeasible or economically disadvantageous and any expenditures made to date by such portfolio investment may be wholly or partially written off. The locations of the portfolio investments may also be subject to government exercise of eminent domain power or similar events. Any of these changes could significantly increase the regulatory-related compliance and other expenses incurred by the portfolio investments and could significantly reduce or entirely eliminate any potential revenues generated by one or more of the portfolio investments, which could materially and adversely affect returns to the Fund.
Political and Societal Challenges.
Energy and energy-related infrastructure projects may be subject to siting requirements. Siting of energy projects is also frequently subject to regulation by applicable state, county and local authorities. For example, proposals to site an energy plant or engage in drilling activities in a particular location may be challenged by a number of parties, including special interest groups based on alleged security concerns, disturbances to natural habitats for wildlife and adverse aesthetic impacts, including the common “not in my backyard” phenomenon. Concerns regarding some of the techniques used in the extraction of shale gas in order to enhance recovery, such as the use of natural gas hydraulic fracturing (also known as “fracking”) may also arise, which may require governmental permits or approvals and which have recently been the subject of heightened environmental concerns and public opposition in some jurisdictions (as more fully described below). The failure of any portfolio investment to receive, renew or maintain any required permits or approvals or any inability to satisfy any requirement of any permits or approvals may result in increased compliance costs, the need for additional capital expenditures or a suspension of project operations.
Environmental Matters.
Environmental laws, regulations and regulatory initiatives play a significant role in the electric power industry and can have a substantial impact on investments in this industry. For example, global initiatives to minimize pollution have played a major role in the increase in demand for natural gas and alternative energy sources, creating numerous new investment opportunities. Conversely, required expenditures for environmental compliance have adversely impacted investment returns in a number of segments of the industry. The electric power industry will continue to face considerable oversight from environmental regulatory authorities and significant influence from non-governmental
and special interest groups, and the Adviser will seek to evaluate carefully the expected impact of environmental compliance on all potential investments. The Fund may invest in portfolio companies that are subject to changing and increasingly stringent environmental and health and safety laws, regulations and permit requirements. There can be no guarantee that all costs and risks regarding compliance with environmental laws and regulations can be identified. New and more stringent environmental and health and safety laws, regulations and permit requirements or stricter interpretations of current laws or regulations could impose substantial additional costs on portfolio companies or potential investments. Compliance with such current or future environmental requirements does not ensure that the operations of the portfolio companies will not cause injury to the environment or people under all circumstances or that the portfolio companies will not be required to incur additional unforeseen environmental expenditures. In particular, the oil and gas industry, for example, is subject to environmental hazards, such as oil spills, natural gas leaks and ruptures, discharges of petroleum products and hazardous substances and historic disposal activities. These environmental hazards could expose the Fund’s investments to material liabilities for property damages, personal injuries or other environmental harm, including costs of investigating and remediating contaminated properties. Moreover, failure to comply with any regulatory or legal requirements could have a material adverse effect on a portfolio company, and there can be no assurance that portfolio companies will at all times comply with all applicable environmental laws, regulations and permit requirements. Past practices or future operations of portfolio companies could also result in material personal injury or property damage claims. Any noncompliance with these laws and regulations could subject the Fund and its properties to material administrative, civil or criminal penalties or other liabilities. Certain environmental laws and regulations may require that an owner or operator of an asset address prior environmental contamination, which could involve substantial cost. Such laws and regulations often impose liability without regard to whether the owner or operator knew of, or was responsible for, the release or presence of environmental contamination. The Fund may therefore be exposed to substantial risk of loss as a result of environmental claims against portfolio companies. Community and environmental groups may protest about the development or operation of power generation assets which may induce government action to the detriment of the Fund. Some of the most onerous environmental requirements regulate air emissions of pollutants and greenhouse gases; these requirements may particularly affect companies in the energy sector, and in particular in its power generation fragment.
Derivatives Risks.
Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index, and may relate to individual debt or equity instruments, interest rates, currencies or currency exchange rates, commodities, related indexes and other assets. The Fund may, directly or indirectly, use various derivative instruments including, but not limited to, options contracts, futures contracts, forward contracts, options on futures contracts, indexed securities, credit default swaps, interest rate swaps and other swap agreements primarily for hedging and risk management purposes. The Fund may treat reverse repurchase agreements and similar financing transactions as derivatives. The Fund also may use derivative instruments for investment purposes and/or to approximate or achieve the economic equivalent of an otherwise permitted investment (as if the Fund directly invested in the securities, loans or claims of the subject portfolio company) or if such instruments are related to an otherwise permitted investment. The Fund’s use of derivative instruments involves investment risks and transaction costs to which the Fund would not be subject absent the use of these instruments and, accordingly, may result in losses greater than if they had not been used. The use of derivative instruments may have risks including, among others, leverage risk, market risk, volatility risk, duration mismatch risk, correlation risk, counterparty risk, market liquidity risk, fund liquidity risk and legal and operational risk. When used for hedging or synthetic investment purposes, an imperfect or variable degree of correlation between price movements of the derivative instrument and the underlying investment sought to be hedged or tracked may prevent the Fund from achieving the intended hedging effect or expose the Fund to the risk of loss. Derivative instruments, especially when traded in large amounts by the Fund or other investors with a concentrated exposure, may not be liquid in all circumstances, so that in volatile markets the Fund may not be able to close out a position without incurring a loss. In addition, daily limits on price fluctuations and speculative position limits on exchanges on which the Fund may conduct its transactions in derivative instruments may prevent prompt liquidation of positions, subjecting the Fund to the potential of greater losses. Exchange-traded derivatives may experience increased settlement risk when trade volumes dramatically increase such that a futures commission merchant or options exchange may not be able to reconcile their positions in the ordinary course. This could cause a delay in calculation of the NAV of the Fund and result in losses. Derivative instruments that may be purchased or sold by the Fund may include instruments not traded on an exchange. Derivative instruments not traded on exchanges are also not subject to the same type of government regulation as exchange traded instruments, and many of the protections afforded to participants in a regulated environment may not be available in connection with such transactions. In addition, significant disparities may exist between “bid” and “asked” prices for derivative instruments that are not traded on an exchange. Additionally, when a company defaults or files for protection from creditors (
e.g.
, U.S. chapter 11 proceedings), the use of derivative instruments presents special risks associated with the potential imbalance between the derivatives market and the underlying securities market. In such a situation, physical certificates representing such securities may be required to be delivered to settle trades and the potential shortage of such actual certificates relative to the number of derivative instruments may cause the price of the actual certificated debt securities to rise, which may adversely affect the holder of such derivative instruments. The risk of nonperformance by the counterparty on such an instrument may be greater and the ease with which the Fund can dispose of or enter into closing transactions with respect to such an instrument may be less than in the case of an exchange traded instrument. The stability and liquidity of derivative investments depend in large part on the creditworthiness of the parties to the transactions. If there is a default by the counterparty to such a transaction, the Fund will under most normal circumstances have contractual remedies pursuant to the agreements related to the transaction. However, exercising such contractual rights may involve delays or costs which could result in a loss to the Fund. Furthermore, there is a risk that any of such counterparties could become insolvent. It should be noted that in purchasing derivative instruments, the Fund typically will not have the right to vote on matters requiring a vote of holders of the underlying investment. Moreover, derivative instruments, and the terms relating to the purchase, sale or financing thereof, are also typically governed by complex legal agreements. As a result, there is a higher risk of dispute over interpretation or enforceability of the agreements. It should also be noted that the regulation of derivatives is evolving in the United States and in other jurisdictions and is expected to increase, which could impact the Fund’s ability to transact in such instruments and the liquidity of such instruments. The Adviser may cause the Fund to take advantage of investment opportunities with respect to derivative instruments that are neither presently contemplated nor currently available, but which may be developed in the future, to the extent such opportunities are both consistent with the Fund’s investment objective and legally permissible. Any such investments may expose the Fund to unique and presently indeterminate risks, the impact of which may not be capable of determination until such instruments are developed and/or the Adviser determines to make such an investment.

Options and Futures Risk.
The Fund may utilize options and futures contracts and
so-called
“synthetic” options or other derivatives written by broker-dealers or other permissible intermediaries. Options transactions may be effected on securities exchanges or in the OTC market. When options are purchased OTC, the Fund’s portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and, in such cases, the Fund may have difficulty closing out its position. OTC options also may include options on baskets of specific securities.
The Fund may purchase call and put options on specific securities, and may write and sell covered or uncovered call and put options for hedging purposes in pursuing its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A covered call option is a call option with respect to which the seller of the option owns the underlying security. The sale of a call option exposes the seller during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security. In the sale of a put, losses may be significant, and, in the sale of a call, losses can be unlimited.
The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. In such a case, the Fund will realize a profit or loss if the amount paid to purchase an option is less or more than the amount received from the sale of the option.
Purchasing a futures contract creates an obligation to take delivery of the specific type of financial instrument at a specific future time at a specific price for contracts that require physical delivery, or net payment for cash-settled contracts. Engaging in transactions in futures contracts involves risk of loss to the Fund. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. All terms of futures contracts are set forth in the rules of the exchange on which the futures contracts are traded. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. Successful use of futures also is subject to the Adviser’s ability to predict correctly the direction of movements in the relevant market, and, to the extent the transaction is entered into for hedging purposes, to determine the appropriate correlation between the transaction being hedged and the price movements of the futures contract. Futures contracts may be subject to price swings in daily settlements with exchanges and clearing houses.
Credit Derivatives.
The Fund may engage in trading or investing in credit derivative contracts, which are contracts that transfer price, spread and/or default risks of debt and other instruments from one party to another, both for bona fide hedging of existing long and short positions, but also for independent profit opportunities. Such instruments may include one or more credits. The market for credit derivatives may be relatively illiquid, and there are considerable risks that may make it difficult either to buy or sell the contracts as needed or at reasonable prices. There are also risks with respect to credit derivatives in determining whether an event will trigger payment under the contract and whether such payment will offset the loss or payment due under another instrument. Generally, a credit event means bankruptcy, a failure to pay, the acceleration of an obligation or modified restructuring of a credit obligation or instrument.
The Fund may be either the buyer or seller in these transactions. If the Fund is a buyer of credit protection and no credit event occurs, the Fund may recover nothing. Worse still, if a credit event occurs, the Fund, as a buyer, typically will receive full notional value for a reference obligation that may have little or no value. Buyers of credit derivatives carry the risk of non-performance
by the seller due to an inability to pay.
As a seller of credit protection, the Fund would typically receive a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligations. Sellers of credit derivatives carry the inherent price, spread and default risks of the underlying instruments.

Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to liquidity risk and credit risk. A buyer of credit protection also may lose its investment and recover nothing should no credit event occur. If a credit event were to occur, the value of the reference obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Further, in certain circumstances, the buyer can receive the notional value of a credit default swap only by delivering a physical security to the seller, and is at risk if such deliverable security is unavailable or illiquid. Such a delivery “crunch” is a distinct risk of these investments.
The credit derivatives market is a rapidly evolving market. As a result, different participants in the credit derivatives markets may have different practices or interpretations with respect to applicable terms and definitions, and ambiguities concerning such terms or definitions, may be interpreted or resolved in ways that are adverse to the Fund. Additionally, there may be circumstances and market conditions (including the possibility of a large number of buyers of credit default swaps being required to deliver the same physical security in the same time frame) that have not yet been experienced that could have adverse effects on the Fund’s investments.
The regulation of derivatives in the United States and other countries is a rapidly changing area of law and is subject to ongoing modification by governmental and judicial action. Accordingly, the impact of this evolving regulatory regime on the Fund is difficult to predict, but it could be substantial and adverse.
Interest Rate Swaps Risk.
The Fund may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect itself from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.
Counterparty Risk.
The Fund is exposed to the risk that third parties that may owe the Fund, or its issuers, money, securities or other assets will not perform their obligations. These parties include trading counterparties, clearing agents, exchanges, clearing houses, custodians, prime brokers, administrators and other intermediaries. These parties may default on their obligations to the Fund or its issuers, due to bankruptcy, lack of liquidity, operational failure or other reasons. This risk may arise, for example, from entering into swap or other derivative contracts under which counterparties have long-term obligations to make payments to the Fund or its issuers, or executing securities, futures, currency or commodity trades that fail to settle at the required time due to non-delivery
by the counterparty or systems failure by clearing agents, exchanges, clearing houses or other intermediaries. Also, any practice of rehypothecation of securities of the Fund or its issuers held by counterparties could result in the loss of such securities upon the bankruptcy, insolvency or failure of such counterparties. In addition, any of the Fund’s cash held with a prime broker, custodian or counterparty may not be segregated from the prime broker’s, custodian’s or counterparty’s own cash, and the Fund therefore may rank as an unsecured creditor in relation thereto. The inability to recover the Fund’s assets could have a material impact on the performance of the Fund. The consolidation and elimination of counterparties resulting from the disruption in the financial markets has generally increased the concentration of counterparty risk and has decreased the number of potential counterparties.
Payment-in-Kind
(“PIK”) Income Risk.
The Fund may hold investments that result in PIK income or PIK dividends. PIK income creates the risk that incentive fees will be paid to the Adviser based on non-cash
accruals that ultimately may not be realized, while the Adviser will be under no obligation to reimburse the Fund for these fees. PIK income may have a negative impact on liquidity, as it represents a non-cash
component of the Fund’s taxable income that may require cash distributions to shareholders in order to maintain the Fund’s ability to be subject to tax as a RIC. PIK income has the effect of generating investment income at a compounding rate, thereby further increasing the incentive fees payable to the Adviser. Similarly, all things being equal, the deferral associated with PIK income also increases the loan-to-value
ratio at a compounding rate. The market prices of PIK securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. Because PIK income results in an increase in the size of the PIK securities held, the Fund’s exposure to potential losses increases when a security pays PIK income.
Limited Operating History.
The Adviser is responsible for managing the Fund’s investment portfolios and has substantial experience in managing investments. In addition, the Fund generally invests primarily with portfolio managers that have established track records and the Adviser may utilize the services of consultants with substantial experience in providing investment research, analytical data, and due diligence services relating to investments in private investment funds. However, the Fund may invest in investment funds that have no or limited operating history and that may be managed by portfolio managers with limited experience or performance records.

Other Risks Relating to the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Risks Relating to the Fund
Senior Management Personnel of the Adviser.
Since the Fund has no employees, it depends on the investment expertise, skill and network of business contacts of the Adviser. The Adviser evaluates, negotiates, structures, executes, monitors and services the Fund’s investments. The Fund’s future success depends to a significant extent on the continued service and coordination of the Adviser and its senior management team. The departure of any members of the Adviser’s senior management team could have a material adverse effect on the Fund’s ability to achieve its investment objective.
The Fund’s ability to achieve its investment objective depends on the Adviser’s ability to identify, analyze, invest in, finance and monitor companies that meet the Fund’s investment criteria. The Adviser’s capabilities in managing the investment process, providing competent, attentive and efficient services to the Fund, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve the Fund’s investment objective, the Adviser may need to hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. The Adviser may not be able to find investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations.
In addition, the Investment Advisory Agreement has termination provisions that allow the parties to terminate the agreements without penalty. The Investment Advisory Agreement may be terminated at any time, without penalty, by the Adviser upon 60 days’ notice to the Fund. If the Investment Advisory Agreement is terminated, it may adversely affect the quality of the Fund’s investment opportunities. In addition, in the event the Investment Advisory Agreement is terminated, it may be difficult for the Fund to replace the Adviser. Furthermore, the termination of the Investment Advisory Agreement may adversely impact the terms of the Fund’s or its subsidiaries’ financing facilities or any financing facility into which the Fund or its subsidiaries may enter in the future, which could have a material adverse effect on the Fund’s business and financial condition.
Key Personnel Risk.
The Adviser depends on the diligence, skill and network of business contacts of certain professionals. The Adviser also depends, to a significant extent, on access to other investment professionals and the information and deal flow generated by these investment professionals in the course of their investment and portfolio management activities. The Fund’s success depends on the continued service of such personnel. The investment professionals associated with the Adviser are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. The departure of any of the senior managers of the Adviser, or of a significant number of the investment professionals or partners of the Adviser’s affiliates, could have a material adverse effect on the Fund’s ability to achieve its investment objective. Individuals not currently associated with the Adviser may become associated with the Fund and the performance of the Fund may also depend on the experience and expertise of such individuals. In addition, there is no assurance that the Adviser will remain the Fund’s investment adviser or that the Adviser will continue to have access to the investment professionals and partners of its affiliates and the information and deal flow generated by the investment professionals of its affiliates.
The Adviser’s Incentive Fee Risk.
The Investment Advisory Agreement entitles the Adviser to receive incentive compensation on income regardless of any capital losses. In such case, the Fund may be required to pay the Adviser incentive compensation for a fiscal quarter even if there is a decline in the value of the Fund’s portfolio or if the Fund incurs a net loss for that quarter.
Any Incentive Fee payable by the Fund that relates to its net investment income may be computed and paid on income that may include interest that has been accrued but not yet received. If a portfolio company defaults on a loan that is structured to provide accrued interest, it is possible that accrued interest previously included in the calculation of the Incentive Fee will become uncollectible. The Adviser is not under any obligation to reimburse the Fund for any part of the Incentive Fee it received that was based on accrued income that the Fund never received as a result of a default by an entity on the obligation that resulted in the accrual of such income, and such circumstances would result in the Fund’s paying an Incentive Fee on income it never received.

The Incentive Fee payable by the Fund to the Adviser may create an incentive for it to make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the Incentive Fee payable to the Adviser is determined may encourage it to use leverage to increase the return on the Fund’s investments. In addition, the fact that the Management Fee is payable based upon the Fund’s Managed Assets, which would include any borrowings for investment purposes, may encourage the Adviser to use leverage to make additional investments. Under certain circumstances, the use of leverage may increase the likelihood of default, which would disfavor Shareholders. Such a practice could result in the Fund’s investing in more speculative securities than would otherwise be in its best interests, which could result in higher investment losses, particularly during cyclical economic downturns.
Shares Not Listed; No Market for Shares.
The Fund has been organized as a
closed-end
management investment company.
Closed-end
funds differ from
open-end
management investment companies (commonly known as mutual funds) because investors in a closed-end
fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end
funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end
fund, is not a liquid investment.
Closed-end
Interval Fund; Liquidity Risks.
The Fund is a diversified,
closed-end
management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment.
Closed-end
funds differ from
open-end
management investment companies, commonly known as mutual funds, in that investors in a closed-end
fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.
Highly Volatile Markets.
The prices of commodities contracts and derivative instruments, including futures and options prices, are highly volatile. Price movements of forward contracts, futures contracts and other derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies and interest rate related futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. Investment funds also are subject to the risk of the failure of any of the exchanges on which their positions trade or of their clearinghouses.
Short Selling.
The Fund may engage in short sales. Selling securities short creates the risk of losing an amount greater than the amount invested. Short selling is subject to the theoretically unlimited risk of loss because there is no limit on how much the price of a stock may appreciate before the short position is closed out. A short sale may result in a sudden and substantial loss if, for example, an acquisition proposal is made for the subject company at a substantial premium over the market price. Irrespective of the risk control objectives of the Fund’s multi-asset, multi-manager approach, such a high degree of leverage necessarily entails a high degree of risk. The risks involved in the use of leverage are increased to the extent that the Fund itself leverages its capital. An increasing number of jurisdictions are limiting the ability of market participants to engage in short selling in respect of certain securities. In some cases, these rules may also limit the ability of market participants to enter into a short position through a credit default swap or other similar derivatives contract. These rules may limit or preclude the Fund from entering into short sales or otherwise taking short positions that the applicable portfolio manager believes could be advantageous to the Fund.
Special Situations.
The Fund may seek to invest in the following instruments of Commodity-Related Companies, Commodity-Related Sovereigns and commodity-related quasi-sovereign entities: (i) corporate debt instrument relating to stressed and distressed industries or issuers; (ii) rescue-capital opportunities; (iii) public and private stock issued in connection with restructurings and reorganizations; and (iv) other opportunistic investments resulting from periods of market dislocation, including primary and secondary market investments in liquid debt instruments that arise as a result of temporary market volatility (e.g., hung bank syndications and stressed liquid credit). These instruments are inherently speculative and are subject to a high degree of risk, including the risk of borrower default, insolvency risk, liquidity risk, and the risk that an investment will decline significantly in value.

In addition, the Fund may not be able to readily dispose of Special Situations and, in some cases, may be contractually prohibited from disposing of such investments for a specified period of time. Special Situations investments and other assets and liabilities for which no such market prices are available will generally be carried on the books of the Fund at fair value (which may be cost). There is no guarantee that fair value will represent the value that will be realised by the Fund on the eventual disposition of the investment or that would, in fact, be realised upon an immediate disposition of the investment.
Illiquid or Restricted Securities
. The Fund’s investments may include illiquid securities or restricted securities. A principal risk of illiquid securities or investing in restricted securities is that they may be difficult to sell. Securities and other investments purchased by the Fund may be illiquid at the time of purchase, or liquid at the time of purchase and may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Securities may also be less liquid (i.e., more difficult to sell) because of trading preferences, such as a buyer disfavoring purchases of odd lots or smaller blocks of securities. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to securities traded OTC, the continued viability of any OTC secondary market depends on the continued willingness of dealers and other participants to purchase and sell such securities. Restricted securities, including 144A securities and securities of private companies, are not publicly traded and generally are subject to statutory and/or contractual restrictions on resale. Accordingly, there may be no market or a limited market for the resale of such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so or at the most favorable price, which may result in a loss to the Fund. This potential lack of liquidity also may make it more difficult to accurately value these securities. There may be less information publicly available regarding such securities as compared to publicly issued securities. Restricted securities are securities that are sold only through negotiated private transactions and not to the general public, due to certain restrictions imposed by federal securities laws.
Competition for Investment Opportunities.
The Fund competes for investments with other
closed-end
funds and investment funds, as well as traditional financial services companies such as commercial banks and other sources of funding. Moreover, alternative investment vehicles, such as hedge funds, have begun to invest in areas in which they have not traditionally invested. As a result of these new entrants, competition for investment opportunities may intensify. Many of the Fund’s competitors are substantially larger and may have considerably greater financial, technical and marketing resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than it has. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than it is able to do. The Fund may lose investment opportunities if it does not match its competitors’ pricing. If the Fund is forced to match its competitors’ pricing, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. A significant increase in the number and/or the size of the Fund’s competitors could force it to accept less attractive investment terms. Furthermore, many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the 1940 Act imposes on it as a closed-end
fund.
“Best-Efforts” Offering Risk.
This offering is being made on a best efforts basis, whereby the Distributor is only required to use its best efforts to sell the Shares and has no firm commitment or obligation to purchase any of the Shares. To the extent that less than the maximum offering amount is subscribed for, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base.
Inadequate Return Risk.
No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in its Shares.
Inadequate Network of Broker-Dealer Risk.
The success of the Fund’s continuous public offering, and correspondingly the Fund’s ability to implement its investment objective and strategies, depends upon the ability of the Distributor to establish, operate and maintain a network of selected broker-dealers to sell the Shares. If the Distributor fails to perform, the Fund may not be able to raise adequate proceeds through the Fund’s continuous public offering to implement the Fund’s investment objective and strategies. If the Fund is unsuccessful in implementing its investment objective and strategies, an investor could lose all or a part of his or her investment in the Fund.

Registration under the U.S. Commodity Exchange Act.
Registration with the CFTC as a “commodity pool operator” or any change in the Fund’s operations necessary to maintain the Adviser’s ability to rely upon exemption from registration as such could adversely affect the Fund’s ability to implement its investment program, conduct its operations and/or achieve its objective and subject the Fund to certain additional costs, expenses and administrative burdens.
Repurchase Offers Risks.
As described under “Share Repurchase Program,” the Fund is an “interval fund” and, to provide some liquidity to Shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule
23c-3
under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and generally are funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratios. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. The 1940 Act currently limits borrowing to no more than
33-1/3%
of the value of the Fund’s total assets, including the value of the assets purchased with the proceeds of its indebtedness, if any. The Fund may borrow for investment purposes, for temporary liquidity, or to finance repurchases of its shares. Certain Shareholders may from time to time own or control a significant percentage of the Fund’s Shares. Repurchase requests by these Shareholders of these Shares of the Fund may cause repurchases to be oversubscribed, with the result that Shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarterly period, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request. Please see the section entitled “Share Repurchase Program.”
Distribution Payment Risk.
The Fund cannot assure investors that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year
increases in cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, maintenance of the Fund’s RIC status, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time.
In the event that the Fund encounters delays in locating suitable investment opportunities, all or a substantial portion of the Fund’s distributions may constitute a return of capital to Shareholders. To the extent that the Fund pays distributions that constitute a return of capital for U.S. federal income tax purposes, it will lower an investor’s tax basis in his or her Shares. A return of capital generally is a return of an investor’s investment, rather than a return of earnings or gains derived from the Fund’s investment activities, and generally results in a reduction of the tax basis in the Shares. As a result from such reduction in tax basis, Shareholders may be subject to tax in connection with the sale of Fund Shares, even if such Shares are sold at a loss relative to the Shareholder’s original investment.
Risks Associated with the Fund Distribution Policy.
The Fund intends to make regular distributions. Currently, in order to maintain a relatively stable level of distributions, the Fund may pay out less than all of its net investment income to the extent consistent with maintaining its ability to be subject to tax as a “regulated investment company” under the Code, pay out undistributed income from prior months, return capital in addition to current period net investment income or borrow money to fund distributions. The distributions for any full or partial calendar year might not be made in equal amounts, and one distribution may be larger than the other. The Fund will make a distribution only if authorized by the Board and declared by the Fund out of assets legally available for these distributions. This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its Shareholders because it may result in a return of capital, which would reduce the NAV of the Shares and, over time, potentially increase the Fund’s expense ratios. If a distribution constitutes a return of capital, it means that the Fund is returning to Shareholders a portion of their investment rather than making a distribution that is funded from the Fund’s earned income or other profits. The Fund’s distribution policy may be changed at any time by the Board.

There is a possibility that the Fund may make total distributions during a calendar or taxable year in an amount that exceeds the Fund’s net investment company taxable income and net capital gains for the relevant taxable year. In such situations, if a distribution exceeds the Fund’s current and accumulated earnings and profits (as determined for U.S. federal income tax purposes), a portion of each distribution paid with respect to such taxable year would generally be treated as a return of capital for U.S. federal income tax purposes, thereby reducing the amount of a Shareholder’s tax basis in such Shareholder’s Fund Shares. When a Shareholder sells Fund Shares, the amount, if any, by which the sales price exceeds the Shareholder’s tax basis in Fund Shares may be treated as a gain subject to tax. Because a return of capital reduces a Shareholder’s tax basis in Fund Shares, it generally will increase the amount of such Shareholder’s gain or decrease the amount of such Shareholder’s loss when such Shareholder sells Fund Shares. To the extent that the amount of any return of capital distribution exceeds a Shareholder’s tax basis in Fund Shares, such excess generally will be treated as gain from a sale or exchange of the Shares.
Tax Risk Associated with Fund Distributions.
Even if a stockholder chooses to “opt out” of the DRP, the Fund will have the ability to declare a large portion of a dividend in shares of its common stock instead of in cash in order to satisfy its RIC requirements. As long as a portion of this dividend is paid in cash and certain requirements are met, the entire distribution will be treated as a dividend for U.S. federal income tax purposes. As a result, a shareholder generally will be subject to tax on 100% of the fair market value of the dividend on the date the dividend is received by the stockholder in the same manner as a cash dividend, even though most of the dividend was paid in shares of common stock.
Investment Dilution Risk.
The Fund’s investors do not have
pre-emptive
rights to any Shares the Fund may issue in the future. The Fund’s Declaration of Trust authorizes it to issue an unlimited number of Shares. The Board may make certain amendments to the Declaration of Trust. After an investor purchases Shares, the Fund may sell additional Shares in the future or issue equity interests in private offerings. To the extent the Fund issues additional equity interests after an investor purchases its Shares, such investor’s percentage ownership interest in the Fund will be diluted.
Anti-Takeover Risk.
The Declaration of Trust and bylaws, as well as certain statutory and regulatory requirements, contain certain provisions that may have the effect of discouraging a third party from attempting to acquire it. Subject to the limitations of the 1940 Act, the Board may, without Shareholder action, authorize the issuance of Shares in one or more classes or series; and the Board may, without Shareholder action, make certain amendments to the Declaration of Trust. These anti-takeover provisions may inhibit a change of control in circumstances that could give Shareholders the opportunity to realize a premium over the value of the Shares.
Conflicts of Interest Risk.
The Adviser is an entity in which the Fund’s Interested Board member, officers and members of the investment committee of the Adviser may have indirect ownership and economic interests. Certain of the Fund’s Managers and officers and members of the investment committee of the Adviser also serve as officers or principals of other investment managers affiliated with the Adviser that currently, and may in the future, manage investment funds with investment objectives similar to the Fund’s investment objective. In addition, certain of the Fund’s officers and Managers and the members of the investment committee of the Adviser serve or may serve as officers, trustees or principals of entities that operate in the same or related line of business as the Fund does or of investment funds managed by the Fund’s affiliates. Accordingly, the Fund may not be made aware of and/or given the opportunity to participate in certain investments made by investment funds managed by advisers affiliated with the Adviser. However, the Adviser intends to allocate investment opportunities in a fair and equitable manner in accordance with the Adviser’s investment allocation policy, consistent with each fund’s or separate account’s investment objective and strategies and legal and regulatory requirements.
Potential Conflicts of Interest Risk—Allocation of Investment Opportunities.
The Adviser has adopted allocation procedures that are intended to treat each fund they advise in a manner that, over a period of time, is fair and equitable. The Adviser and its affiliates currently provide investment advisory and administration services and may provide in the future similar services to other entities (collectively, “Advised Funds”). Certain existing Advised Funds have, and future Advised Funds may have, investment objectives similar to those of the Fund, and such Advised Funds will invest in asset classes similar to those targeted by the Fund. Certain other existing Advised Funds do not, and future Advised Funds may not, have similar investment objectives, but such funds may from time to time invest in asset classes similar to those targeted by the Fund. The Adviser will endeavor to allocate investment opportunities in a fair and equitable manner, and in any event consistent with any fiduciary duties owed to the Fund and other clients and in an effort to avoid favoring one client over another and taking into account all relevant facts and circumstances, including (without limitation): (i) differences with respect to available capital, size of client, and remaining life of a client; (ii) differences with respect to investment objectives or current investment strategies, including regarding: (a) current and total return requirements, (b) emphasizing or limiting exposure to the security or type of security in question, (c) diversification, including industry or company exposure, currency and jurisdiction, or (d) rating agency ratings; (iii) differences in risk profile at the time an opportunity becomes available; (iv) the potential transaction and other costs of allocating an opportunity among various clients; (v) potential conflicts of interest, including whether a client has an existing investment in the security in question or the issuer of such security; (vi) the nature of the security or the transaction, including minimum investment amounts and the source of the opportunity; (vii) current and anticipated market and general economic conditions; (viii) existing positions in a borrower/loan/security; and (ix) prior positions in a borrower/loan/security. Nevertheless, it is possible that the Fund may not be given the opportunity to participate in certain investments made by investment funds managed by investment managers affiliated with the Adviser.
In the event investment opportunities are allocated among the Fund and the other Advised Funds, the Fund may not be able to structure its investment portfolio in the manner desired. Furthermore, the Fund and the other Advised Funds may make investments in securities where the prevailing trading activity may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold by the Fund and the other Advised Funds. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund may not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.
It is likely that the other Advised Funds may make investments in the same or similar securities at different times and on different terms than the Fund. The Fund and the other Advised Funds may make investments at different levels of a borrower’s capital structure or otherwise in different classes of a borrower’s securities, to the extent permitted by applicable law. Such investments may inherently give rise to conflicts of interest or perceived conflicts of interest between or among the various classes of securities that may be held by such entities. Conflicts may also arise because portfolio decisions regarding the Fund may benefit the other Advised Funds. For example, the sale of a long position or establishment of a short position by the Fund may impair the price of the same security sold short by (and therefore benefit) one or more Advised Funds, and the purchase of a security or covering of a short position in a security by the Fund may increase the price of the same security held by (and therefore benefit) one or more Advised Funds.
Applicable law, including the 1940 Act, may at times prevent the Fund from being able to participate in investments that it otherwise would participate in, and may require the Fund to dispose of investments at a time when it otherwise would not dispose of such investment, in each case, in order to comply with applicable law.
The 1940 Act contains prohibitions and restrictions relating to certain transactions between registered investment companies and certain affiliates (including any investment advisers or sub-advisers),
principal underwriters and certain affiliates of those affiliates or underwriters. Because the Fund is a registered investment company, the Fund is not generally permitted to make loans to companies controlled by the Adviser or other funds managed by the Adviser or its affiliates. The Fund is also not permitted to make any co-investments
its affiliates (including any fund managed by its affiliates) without exemptive relief from the SEC, subject to certain exceptions. The Fund has applied for an exemptive order from the SEC that permits it to co-invest
with other persons, including certain affiliated accounts managed and controlled by the Adviser. Subject to the 1940 Act and the conditions of any such co-investment
order issued by the SEC, the Fund may, under certain circumstances, co-invest
with certain affiliated accounts in investments that are suitable for the Fund and one or more of such affiliated accounts.
There can be no assurance that the Fund will receive such exemptive relief. Moreover, even if the Fund does receive such exemptive relief and is permitted to co-invest
in the same securities as one or more affiliated accounts, conflicts of interest may still arise. If the Adviser is presented with co-investment
opportunities that generally fall within the Fund’s investment objective and other Board-established criteria and those of one or more affiliated accounts advised by the Adviser, whether focused on a debt strategy or otherwise, the Adviser will allocate such opportunities among the Fund and such affiliated accounts in a manner consistent with the exemptive order and the Adviser’s allocation policies and procedures, as discussed in this Confidential Private Placement Memorandum. There is no assurance that the co-investment
exemptive order will be granted by the SEC.

With respect to
co-investment
transactions conducted under the contemplated exemptive order, initial internal allocations among the Fund and other investment funds affiliated with the Adviser will generally be made, taking into account the allocation considerations set forth in the Adviser’s allocation policies and procedures as described above. If the Fund invests in a transaction under a co-investment
exemptive order and, immediately before the submission of the order for the Fund and all other funds, accounts, or other similar arrangements advised by the Adviser and its affiliates, the opportunity is oversubscribed, it will generally be allocated on a pro-rata
basis based on available capital. To the extent the Fund does not obtain a co-investment
exemptive order, or if the granting of such order is delayed, the Fund may only be able to participate in certain negotiated investment opportunities on a rotational basis. The Board regularly reviews the allocation policies and procedures of the Adviser.
To the extent consistent with applicable law and/or exemptive relief issued to the Fund, in addition to such co-investments,
the Fund and the Adviser or an affiliated account may, as part of unrelated transactions, invest in either the same or different tiers of a portfolio company’s capital structure or in an affiliate of such portfolio company. To the extent the Fund holds investments in the same portfolio company or in an affiliate thereof that are different (including with respect to their relative seniority) than those held by the Adviser or an affiliated account, the Adviser may be presented with decisions when the interests of the two co-investors
are in conflict. If the portfolio company in which the Fund has an equity or debt investment and in which an affiliated account has an equity or debt investment elsewhere in the portfolio company’s capital structure, becomes distressed or defaults on its obligations under the private credit investment, the Adviser may have conflicting loyalties between its duties to the affiliated account, the Fund, certain of its other affiliates and the portfolio company. In that regard, actions may be taken for such affiliated account that are adverse to the Fund, or actions may or may not be taken by the Fund due to such affiliated account’s investment, which action or failure to act may be adverse to the Fund. In addition, it is possible that in a bankruptcy proceeding, the Fund’s interest may be adversely affected by virtue of such affiliated account’s involvement and actions relating to its investment. Decisions about what action should be taken in a troubled situation, including whether to enforce claims, whether to advocate or initiate restructuring or liquidation inside or outside of bankruptcy and the terms of any work-out
or restructuring, raise conflicts of interest. In those circumstances where the Fund and such affiliated accounts hold investments in different classes of a company’s debt or equity, the Adviser may also, to the fullest extent permitted by applicable law, take steps to reduce the potential for adversity between the Fund and such affiliated accounts, including causing the Fund to take certain actions that, in the absence of such conflict, it would not take, such as (A) remaining passive in a restructuring or similar situations (including electing not to vote or voting pro rata with other security-holders), (B) divesting investments or (C) otherwise taking action designed to reduce adversity.
The Adviser, its affiliates and their clients may pursue or enforce rights with respect to a borrower in which the Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of the Adviser and its affiliates or their clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.
The Adviser may have a conflict of interest in deciding whether to cause the Fund to incur leverage or to invest in more speculative investments or financial instruments, thereby potentially increasing the management and incentive fee payable by the Fund and, accordingly, the fees received by the Adviser. Certain other Advised Funds pay the Adviser or its affiliates greater performance-based compensation, which could create an incentive for the Adviser or an affiliate to favor such investment fund or account over the Fund.
Potential Conflicts of Interest Risk—Allocation of Personnel.
The Fund’s executive officers and Managers, and the employees of the Adviser, serve or may serve as officers, directors or principals of entities that operate in the same or a related line of business as the Fund or of investment funds or accounts managed by the Adviser or its affiliates. As a result, they may have obligations to investors in those entities, the fulfillment of which might not be in the best interests of the Fund or its Shareholders. Additionally, certain personnel of the Adviser and their management may face conflicts in their time management and commitments.
Potential Conflicts of Interest Risk—Lack of Information Barriers.
By reason of the various activities of the Adviser and its affiliates, the Adviser and such affiliates may acquire confidential or material non-public
information or otherwise be restricted from purchasing certain potential Fund investments that otherwise might have been purchased or be restricted from selling certain Fund investments that might otherwise have been sold at the time.
Portfolio Fair Value Risk.
Under the 1940 Act, the Fund is required to carry its portfolio investments at market value or, if there is no readily available market value, at fair value. There is not a public market for the securities of the privately held companies in which the Fund may invest. Many of the Fund’s investments are not exchange-traded, but are, instead, traded on a privately negotiated OTC secondary market for institutional investors. The Fund may seek to invest in directly negotiated and highly structured transactions, providing for bespoke flexible solutions for company specific needs. The Adviser, as valuation designee, is responsible for the valuation of the Fund’s portfolio investments and implementing the portfolio valuation process set forth in the Adviser’s and the Fund’s valuation policy. Valuations of Fund investments are disclosed quarterly in reports publicly filed with the SEC. Please see the section entitled “Determination of Net Asset Value.”
A high proportion of the Fund’s investments relative to its total investments are valued at fair value. Certain factors that may be considered in determining the fair value of the Fund’s investments include dealer quotes for securities traded on the OTC secondary market for institutional investors, the nature and realizable value of any collateral, the portfolio company’s earnings and its ability to make payments on its indebtedness, the markets in which the portfolio company does business, comparison to selected publicly-traded companies, discounted cash flow and other relevant factors. The factors and methodologies used for the valuation of such securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can realize the fair value assigned to a security if it were to sell the security. Such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, and they often reflect only periodic information received by the Adviser about such companies’ financial condition and/or business operations, which may be on a lagged basis and can be based on estimates. Determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these securities existed. Investments in private companies are typically governed by privately negotiated credit agreements and covenants, and reporting requirements contained in the agreements may result in a delay in reporting their financial position to lenders, which in turn may result in the Fund’s investments being valued on the basis of this reported information. Further, the Fund is offered on a daily basis and calculates a daily NAV per Share. The Adviser seeks to evaluate on a daily basis material information about the Fund’s portfolio companies; however, for the reasons noted herein, the Adviser may not be able to acquire and/or evaluate properly such information on a daily basis. Due to these various factors, the Adviser’s fair value determinations could cause the Fund’s NAV on a valuation day to materially differ from what it would have been had such information been fully incorporated. As a result, investors who purchase shares may receive more or less shares and investors who tender their shares may receive more or less cash proceeds than they otherwise would receive.
Portfolio Turnover Risk.
The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to the Fund and, ultimately, Shareholders, will be taxable as ordinary income. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund.
Cybersecurity Risks.
Cybersecurity incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future. The Adviser faces various security threats on a regular basis, including ongoing cyber security threats to and attacks on its information technology infrastructure that are intended to gain access to its proprietary information, destroy data or disable, degrade or sabotage its systems. These security threats could originate from a wide variety of sources, including unknown third parties outside of the Adviser. Although the Adviser is not currently aware that it has been subject to cyber-attacks or other cyber incidents which, individually or in the aggregate, have materially affected its operations or financial condition, there can be no assurance that the various procedures and controls utilized to mitigate these threats will be sufficient to prevent disruptions to its systems.
The Adviser’s and issuers’ information and technology systems may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches, usage errors by their respective professionals, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes.
In addition, the Fund will heavily rely on the Adviser’s and third parties’ financial, accounting, information and other data processing systems. Any failure or interruption of those systems, including as a result of the termination of an agreement with any third- party service providers, could cause delays or other problems in its activities. If any of these systems do not operate properly or are disabled for any reason or if there is any unauthorized disclosure of data, whether as a result of tampering, a breach of its network security systems, a cyber-incident or attack or otherwise, the Fund and/or the Adviser could suffer substantial financial loss, increased costs, a disruption of its businesses, liability to its investors, regulatory intervention or reputational damage. In addition, the Adviser operates in a business that is highly dependent on information systems and technology. The information systems and technology that the Adviser relies on may not continue to be able to accommodate their growth, and the cost of maintaining such systems may increase from its current level. Such a failure to accommodate growth, or an increase in costs related to such information systems, could have a material adverse effect on the Fund and/or the Adviser.

A cybersecurity incident could have numerous material adverse effects, including on the operations, liquidity and financial condition of the Fund. Cyber threats and/or incidents could cause financial costs from the theft of Fund assets (including proprietary information and intellectual property) as well as numerous unforeseen costs including, but not limited to: litigation costs, preventative and protective costs, remediation costs and costs associated with reputational damage, any one of which, could be materially adverse to the Fund. There can be no guarantee that the Fund will be able to prevent or mitigate such incidents. If systems and measures to manage risks relating to these types of events, are compromised, become inoperable for extended periods of time or cease to function properly, the Adviser, the Fund and/or an issuer may have to make a significant investment to fix or replace them. The failure of these systems and/or of disaster recovery plans for any reason could cause significant interruptions in the Adviser’s, the Fund’s and/or an issuer’s operations and result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors).
In addition, the Fund or the Adviser may not be in a position to verify the risks or reliability of third parties with which the Fund’s and the Adviser’s operations interface with and/or depend on third parties, including the Fund’s administrator and other service providers. The Fund may suffer adverse consequences from actions, errors or failure to act by such third parties, and will have obligations, including indemnity obligations, and limited recourse against them.
Risks Relating to Fund’s RIC Status.
Although the Fund intends to elect to be treated as a RIC under Subchapter M of the Code, no assurance can be given that the Fund will be able to qualify for and maintain RIC status. If the Fund qualifies as a RIC under the Code, the Fund generally will not be subject to corporate-level federal income taxes on its income and capital gains that are timely distributed (or deemed distributed) as dividends for U.S. federal income tax purposes to its Shareholders. To qualify as a RIC under the Code and to be relieved of federal taxes on income and gains distributed as dividends for U.S. federal income tax purposes to the Fund’s Shareholders, the Fund must, among other things, meet certain source-of-income,
asset diversification and distribution requirements. The distribution requirement for a RIC is satisfied if the Fund distributes dividends each tax year for U.S. federal income tax purposes of an amount generally at least equal to 90% of the sum of its net ordinary income and net short-term capital gains in excess of net long-term capital losses, if any, to the Fund’s Shareholders.
RIC-Related
Risks of Investments Generating
Non-Cash
Taxable Income.
Certain of the Fund’s investments will require the Fund to recognize taxable income in a tax year in excess of the cash generated on those investments during that year. In particular, the Fund expects to invest in loans and other debt instruments that will be treated as having “market discount” and/or original issue discount (“OID”) (such as debt instruments with PIK interest or, in certain cases, increasing interest rates or issued with equity or warrants) for U.S. federal income tax purposes. Because the Fund may be required to recognize income in respect of these investments before, or without receiving, cash representing such income (
e.g.
, PIK interest), the Fund may have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income and/or excise taxes. Accordingly, the Fund may be required to sell assets, including at potentially disadvantageous times or prices, raise additional debt or equity capital, make taxable distributions of Shares or debt securities, or reduce new investments, to obtain the cash needed to make these income distributions. If the Fund liquidates assets to raise cash, the Fund may realize additional gain or loss on such liquidations. In the event the Fund realizes additional net capital gains from such liquidation transactions, Shareholders may receive larger capital gain distributions than it or they would in the absence of such transactions.
Instruments that are treated as having OID for U.S. federal income tax purposes may have unreliable valuations because their continuing accruals require judgments about the collectability of the deferred payments and the value of any collateral. Loans that are treated as having OID generally represent a significantly higher credit risk than coupon loans. Accruals on such instruments may create uncertainty about the source of Fund distributions to Shareholders. OID creates the risk of non-refundable
cash payments to the Adviser based on accruals that may never be realized. In addition, the deferral of PIK interest also reduces a loan’s loan-to-value
ratio at a compounding rate.

Uncertain Tax Treatment.
The Fund may invest a portion of its Net Assets in below investment grade instruments. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund to the extent necessary in connection with the Fund’s intention to distribute sufficient income each tax year to minimize the risk that it becomes subject to U.S. federal income or excise tax.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		12 East 49th Street
Entity Address, Address Line Two		18th Floor
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10017
Contact Personnel Name		Ahmad Al-Sati
Class I [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]		2.00%
Management Fees [Percent]		1.50%
Interest Expenses on Borrowings [Percent]	[2]	0.00%
Distribution/Servicing Fees [Percent]	[3],[4]	0.00%
Incentive Fees [Percent]	[5]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[3]	0.00%
Other Annual Expenses [Percent]	[3]	1.35%
Total Annual Expenses [Percent]		2.85%
Waivers and Reimbursements of Fees [Percent]	[6]	(1.50%)
Net Expense over Assets [Percent]		1.35%
Expense Example, Year 01		$ 14.18
Expense Example, Years 1 to 3		78.59
Expense Example, Years 1 to 5		149.6
Expense Example, Years 1 to 10		$ 360.64
Class U [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]		2.00%
Management Fees [Percent]		1.50%
Interest Expenses on Borrowings [Percent]	[2]	0.00%
Distribution/Servicing Fees [Percent]	[3],[4]	0.75%
Incentive Fees [Percent]	[5]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[3]	0.00%
Other Annual Expenses [Percent]	[3]	1.35%
Total Annual Expenses [Percent]		3.60%
Waivers and Reimbursements of Fees [Percent]	[6]	(1.50%)
Net Expense over Assets [Percent]		2.10%
Expense Example, Year 01		$ 22.05
Expense Example, Years 1 to 3		103.41
Expense Example, Years 1 to 5		193.12
Expense Example, Years 1 to 10		$ 459.69
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of average net assets attributable to Shares

[1]	Class I Shares and Class U Shares are not subject to a sales load. While Class U Shares do not impose a front-end sales charge, if you purchase Class U Shares through certain financial firms, such firms may directly charge you transaction or other fees in such amount as they may determine. Please consult your financial firm for additional information. Please see the section entitled “Plan of Distribution.”
[2]	Interest expenses represent estimated interest related costs the Fund currently expects to incur in connection with the use of its credit facility. Please see the section entitled “Summary of Terms — Leverage.” The amount shown in the table above is based on the assumption that the Fund borrows money for investment purposes at an average rate of 0.00% of Net Assets.
[3]	Other expenses include reasonably estimated costs the Fund can expect to incur related to accounting, custody, transfer agency, legal, valuation agent, pricing vendor and auditing fees of the Fund, organizational and offering costs applicable to each class, as well as the reimbursement of the compensation of administrative personnel and fees payable to the Independent Trustees. Please see the section entitled “Fund Expenses — Organizational Costs” for more information.
[4]	The Fund may charge a distribution and/or shareholder servicing fee totaling up to 0.75% per year on Class U Shares. With respect to Class U Shares, the entire fee is characterized as a “distribution fee.” The Fund may use these fees, in respect of the relevant class, to compensate Financial Intermediaries or financial institutions for distribution-related expenses, if applicable, and providing ongoing services in respect of clients with whom they have distributed Class U Shares of the Fund. Such services may also include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Adviser may reasonably request.
[5]	The Incentive Fee is calculated based on an “Incentive Fee Rate” of 15%, multiplied by the amount by which the “Adjusted NAV” of each Class of the Fund exceeds its “Prior High NAV”, if the Adjusted NAV of such Class exceeds its “Hurdle NAV”. The Incentive is determined by reference to the net realized or unrealized appreciation and depreciation attributable to the Fund during the relevant period, among other variables, and, accordingly, an estimate cannot be provided at this time.
[6]	Pursuant to the Expense Limitation and Reimbursement Agreement, the Adviser has agreed contractually until December 31, 2025 to waive its Management Fee and/or reimburse the Fund’s initial organizational and offering costs, as well as certain operating expenses to the extent that the Fund’s monthly total annualized operating expenses in respect of each class exceed 3.5% of the Fund’s month-end net asset value of such class. Under the Expense Limitation and Reimbursement Agreement, the Fund is obligated to repay the Adviser in the amount of any such waivers and/or reimbursements, subject to certain limitations (as described below under “Fund Expenses—Expense Limitation and Reimbursement Agreement”). The amount presented in the table estimates the amounts the Fund currently expects to pay during the period beginning on the date of this prospectus and ending on December 31, 2025 to reimburse the Adviser for waivers and/or reimbursements. In consideration of the Adviser’s agreement to waive its Management Fee and/or reimburse the Fund’s operating expenses, the Fund has agreed to reimburse or pay the Adviser in the amount of any waived Management Fees and Fund expenses reimbursed in respect of each of Class I Shares and Class U Shares, subject to the limitation that a reimbursement (an “Adviser Recoupment”) will be made only if and to the extent that: (i) it is payable not more than three years from the date on which the applicable waiver or expense payment was made by the Adviser; and (ii) the Adviser Recoupment does not cause the Fund’s total annual operating expenses (on an annualized basis and net of any reimbursements received by the Fund during such fiscal year) during the applicable period to exceed the Expense Cap of such class. For any month in which the Fund’s aggregate monthly Other Operating Expenses (as that term is defined in the Expense Limitation and Reimbursement Agreement) exceed the Expense Cap, the Adviser shall make a Required Expense Payment (as that term is defined in the Expense Limitation and Reimbursement Agreement) to the extent necessary to eliminate such excess. The Adviser may also directly pay expenses on behalf of the Fund and waive reimbursement under the Expense Limitation and Reimbursement Agreement. See “Fund Expenses- Expense Limitation and Reimbursement Agreement” for additional information. The Expense Limitation and Reimbursement Agreement will remain in effect throughout the Limitation Period (including any extensions thereof), unless terminated by the Fund’s Board of Trustees upon thirty (30) days written notice to the Adviser. The Expense Limitation and Reimbursement Agreement may be renewed by the mutual agreement of the Adviser and the Fund for successive terms of one year. Unless so renewed, the Expense Limitation and Reimbursement Agreement will terminate automatically at the end of the Limitation Period. The Expense Limitation and Reimbursement Agreement will also terminate automatically upon the termination of the Advisory Agreement, unless a new investment advisory agreement with the Adviser (or with an affiliate under common control with the Adviser) becomes effective upon such termination. See “Fund Expenses.”